                                          1933 Act File No. 33-33852
                                          1940 Act File No. 811-6061

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   20 ......................         X

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   22 .....................................         X

                                 FEDERATED INDEX TRUST
                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on December 28, 2001 pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
  _ on                   pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro, Morin & Oshinsky, LLP
            2101 L Street, NW
            Washington, DC  20037

[Logo of Federated Investors]

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Federated Mid-Cap Index Fund

(formerly, Federated Mid-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2001

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A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	7
How to Redeem Shares	9
Account and Share Information	11
Who Manages the Fund?	12
Financial Information	13
Report of Ernst & Young LLP, Independent Auditors	34

Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index ("Index").

The Fund's investment manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 2001 to September 30, 2001 was (16.19)%.

Within the period shown in the chart, the Fund's highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (14.63)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's MidCap 400 Index (S&P 400), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 400
1 Year	16.70%	17.51%
5 Years	19.46%	20.41%
Start of Performance[1]	17.11%	18.25%

1 The Fund's start of performance date was November 5, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MID-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses(Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%
1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2001.
Total Waiver of Fund Expenses	0.22%
Total Actual Annual Fund Operating Expenses (after waiver)	0.58%
2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 82
3 Years	$255
5 Years	$444
10 Years	$990

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001, the capitalization range of the issuers comprising the Index was $150 million to $9.4 billion. As of the same date, the weighted median market capitalization of the Fund was $2.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less the 80% of its assets in Index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.40% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.

Year Ended October 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$20.13	$17.63	$16.53	$17.17	$13.75
Income From Investment Operations:
Net investment income	0.11	0.17	0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(2.51)	4.71	2.92	0.74	4.00

TOTAL FROM INVESTMENT OPERATIONS	(2.40)	4.88	3.08	0.94	4.18

Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.15)	(0.20)	(0.17)
Distributions from net realized gain on investments and futures contracts	(2.33)	(2.22)	(1.83)	(1.38)	(0.59)

TOTAL DISTRIBUTIONS	(2.47)	(2.38)	(1.98)	(1.58)	(0.76)

Net Asset Value, End of Period	$15.26	$20.13	$17.63	$16.53	$17.17

Total Return[1]	(12.97)%	30.40%	20.23%	5.73%	31.83%

Ratios to Average Net Assets:
Expenses	0.58%	0.57%	0.60%	0.61%	0.60%
Net investment income	0.72%	1.03%	0.98%	1.12%	1.19%
Expense waiver/reimbursement[2]	0.22%	0.22%	0.22%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$304,982	$213,466	$110,100	$83,630	$73,874
Portfolio turnover	30%	38%	40%	25%	19%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2001

Shares or Principal Amount			Value
		COMMON STOCKS--94.2%[1]
		Consumer Discretionary--11.3%
37,100	[2]	Abercrombie & Fitch Co., Class A	$698,222
26,050	[2,3]	American Eagle Outfitters, Inc.	713,770
24,600		ArvinMeritor, Inc.	369,492
27,200	[2]	BJ's Wholesale Club, Inc.	1,380,944
7,700		Bandag, Inc.	201,740
24,400	[2,3]	Barnes & Noble, Inc.	896,700
40,900		Belo (A.H.) Corp., Series A	699,390
17,700	[3]	Blyth Industries, Inc.	344,619
13,000		Bob Evans Farms, Inc.	244,530
29,900	[2]	Borders Group, Inc.	466,141
9,800		Borg-Warner Automotive, Inc.	418,656
37,312	[2]	Brinker International, Inc.	947,725
20,650	[3]	CBRL Group, Inc.	518,521
32,800	[2]	CDW Computer Centers, Inc.	1,510,440
27,000		Callaway Golf Co.	385,830
20,800	[2]	Catalina Marketing Corp.	575,120
18,150		Claire's Stores, Inc.	219,433
51,695		Clayton Homes, Inc.	723,730
16,200	[2]	Coach, Inc.	451,980
41,900	[2,3]	Dollar Tree Stores, Inc.	941,493
18,100	[2,3]	Emmis Communications Corp., Class A	245,255
17,100	[2,3]	Entercom Communication Corp.	576,270
34,900	[2]	Extended Stay America, Inc.	471,150
17,000		Federal Signal Corp.	344,420
18,900	[2]	Furniture Brands International, Inc.	453,789
27,800	[2,3]	Gentex Corp.	661,640
12,300	[2]	Gtech Holdings Corp.	490,770
23,700		Harte-Hanks	552,210
41,000	[2]	Hispanic Broadcasting Corp.	687,160
19,000		International Speedway Corp., Class A	705,280
45,203	[2]	Jones Apparel Group, Inc.	1,247,603
13,849		Lancaster Colony Corp.	431,535
11,000	[2,3]	Lands' End, Inc.	352,440
23,800	[2]	Lear Corp.	730,660
16,300	[3]	Lee Enterprises, Inc.	561,535
23,800	[3]	Lennar Corp.	862,988
18,800	[2,3]	Macrovision Corp.	462,668
28,400	[2,3]	Mandalay Resort Group	468,600
8,500		Media General, Inc., Class A	353,600
12,300	[3]	Modine Manufacturing Co.	255,225
19,600	[2]	Mohawk Industries, Inc.	846,720
17,900	[3]	Neiman-Marcus Group, Inc., Class A	477,035
28,500	[2,3]	Outback Steakhouse, Inc.	822,225
8,400	[2,3]	Papa Johns International, Inc.	234,024
111,300	[2]	Park Place Entertainment Corp.	796,908
8,323	[2,3]	Payless ShoeSource, Inc.	439,871
38,200		Readers Digest Association, Inc., Class A	676,140
30,100		Ross Stores, Inc.	942,130
53,236	[2]	Saks, Inc.	362,005
13,100	[2,3]	Scholastic Corp.	585,570
35,100	[3]	Six Flags, Inc.	414,180
9,700	[3]	Superior Industries International, Inc.	320,488
20,000		Unifi, Inc.	151,000
26,200	[2,3]	United Rentals, Inc.	478,150
3,500		Washington Post Co., Class B	1,786,750
40,500		Westwood One, Inc.	963,495
21,100	[2,3]	Williams-Sonoma, Inc.	546,490

		TOTAL	34,466,455

		Consumer Staples--4.0%
14,400		Church and Dwight, Inc.	374,400
13,300		Dean Foods Co.	596,505
35,300		Dial Corp.	588,804
20,900		Dole Food, Inc.	425,524
10,700		Dreyers Grand Ice Cream, Inc.	349,890
51,800	[3]	Hormel Foods Corp.	1,243,200
18,800		Interstate Bakeries Corp.	443,116
10,800		Lance, Inc.	144,180
14,100		Longs Drug Stores Corp.	321,057
25,700		McCormick & Co., Inc.	1,124,632
58,400		PepsiAmericas, Inc.	761,536
37,800	[3]	R.J. Reynolds Tobacco Holdings, Inc.	2,118,312
17,300		Ruddick Corp.	263,825
17,900		Sensient Technologies Corp.	291,054
9,100		Smucker (J.M.) Co.	304,395
10,300	[2,3]	Suiza Foods Corp.	607,391
18,857		Tootsie Roll Industries, Inc.	691,298
129,627		Tyson Foods, Inc., Class A	1,269,048
10,300		Universal Corp.	333,102

		TOTAL	12,251,269

		Energy--6.2%
61,400	[2,3]	BJ Services Co.	1,571,226
20,200	[2,3]	Cooper Cameron Corp.	787,800
51,800		ENSCO International, Inc.	1,025,640
24,500		Equitable Resources, Inc.	806,295
18,100	[2]	Forest Oil Corp.	495,940
65,800	[2]	Global Marine, Inc.	1,059,380
41,166	[2]	Grant Prideco, Inc.	374,199
23,600	[2,3]	Hanover Compressor Co.	650,888
18,800		Helmerich & Payne, Inc.	570,204
16,900	[3]	Murphy Oil Corp.	1,343,550
30,100	[2]	National-Oilwell, Inc.	557,452
21,200	[3]	Noble Affiliates, Inc.	783,764
63,718	[3]	Ocean Energy, Inc.	1,162,854
29,825		Pennzoil-Quaker State Co.	349,847
36,900	[2]	Pioneer Natural Resources, Co.	627,669
49,200	[2]	Pride International, Inc.	632,712
18,800	[2,3]	Smith International, Inc.	889,240
22,600		Tidewater, Inc.	682,972
26,750		Ultramar Diamond Shamrock Corp.	1,338,838
23,000	[3]	Valero Energy Corp.	864,800
35,582	[2,3]	Varco International, Inc.	533,730
42,366	[2,3]	Weatherford International, Inc.	1,450,188
12,300		Western Gas Resources, Inc.	396,306

		TOTAL	18,955,494

		Financials--17.5%
19,700		Allmerica Financial Corp.	768,300
25,300		American Financial Group, Inc.	559,889
31,000	[2,3]	AmeriCredit Corp.	480,500
24,705		Associated Banc Corp.	850,346
18,300		Astoria Financial Corp.	953,247
57,200		Banknorth Group, Inc.	1,254,396
17,800	[3]	City National Corp.	729,800
41,400		Colonial BancGroup, Inc.	521,640
47,900		Compass Bancshares, Inc.	1,198,937
43,000		Dime Bancorp, Inc.	1,456,840
24,700	[2]	Dime Bancorp, Inc., Warrants	5,187
143,000	[2,3]	E*Trade Group, Inc.	933,790
27,100		Eaton Vance Corp.	761,510
30,887		Edwards(AG), Inc.	1,221,272
17,200		Everest Re Group, Ltd.	1,149,820
32,100		Fidelity National Financial, Inc.	738,621
48,000	[3]	First Tennessee National Corp.	1,658,400
17,300	[3]	First Virginia Bank, Inc.	781,614
32,000		Firstmerit Corp.	738,560
30,200	[3]	Gallagher (Arthur J.) & Co.	1,103,508
50,500	[3]	Golden State Bancorp, Inc.	1,280,680
18,500	[3]	Greater Bay Bancorp	421,615
37,800		Greenpoint Financial Corp.	1,211,490
21,900	[3]	HCC Insurance Holdings, Inc.	602,031
59,100		Hibernia Corp., Class A	898,320
15,000		Horace Mann Educators Corp.	284,249
21,400		Hospitality Properties Trust	530,934
22,100	[3]	Independence Community Bank Corp.	537,472
22,900	[2]	IndyMac Bancorp, Inc.	588,072
11,900		Investors Financial Services Corp.	629,510
22,600	[2,3]	LaBranche & Co. Inc.	652,914
18,500	[3]	Legg Mason, Inc.	779,035
20,600		Leucadia National Corp.	596,988
36,300		M & T Bank Corp.	2,377,650
38,500		Marshall & Ilsley Corp.	2,257,640
26,650		Mercantile Bankshares Corp.	1,018,563
24,000	[3]	Metris Companies, Inc.	389,040
18,600	[3]	Mony Group, Inc.	561,162
76,650		National Commerce Financial Corp.	1,743,787
28,400		Neuberger Berman, Inc.	990,592
33,000	[3]	New Plan Excel Realty Trust	586,740
39,400	[3]	New York Community Bancorp, Inc.	987,758
60,450		North Fork Bancorporation, Inc.	1,686,555
22,300		Ohio Casualty Corp.	340,075
44,200		Old Republic International Corp.	1,121,354
16,500		PMI Group, Inc.	914,925
29,900		Pacific Century Financial Corp.	696,670
25,800		Protective Life Corp.	710,790
18,300		Provident Financial Group, Inc.	391,803
34,600		Radian Group, Inc.	1,171,902
34,450		Roslyn Bancorp, Inc.	625,268
41,600		SEI Investments, Co.	1,279,200
18,500	[2,3]	Silicon Valley Bancshares	433,640
92,300		Sovereign Bancorp, Inc.	913,770
11,500		StanCorp Financial Group, Inc.	510,600
29,400		TCF Financial Corp.	1,234,800
25,200		Unitrin, Inc.	972,720
31,100		Waddell & Reed Financial, Inc., Class A	792,739
18,400		Webster Financial Corp.	558,440
13,300		WestAmerica Bancorporation	485,982
12,100	[3]	Wilmington Trust Corp.	687,280

		TOTAL	53,320,932

		Healthcare--13.8%
39,400	[2]	Apogent Technologies, Inc.	922,748
20,100	[2]	Apria Healthcare Group, Inc.	462,300
15,800	[2,3]	Barr Laboratories, Inc.	1,150,240
22,500		Beckman Coulter, Inc.	955,575
20,700	[2,3]	Cor Therapeutics, Inc.	466,371
21,700	[2]	Covance, Inc.	398,195
43,100	[2,3]	Cytyc Corp.	1,130,082
19,300		Dentsply International, Inc.	868,307
22,000	[2]	Edwards Lifesciences Corp.	558,800
29,300	[2,3]	Express Scripts, Inc., Class A	1,199,542
36,500	[2]	First Health Group Corp.	985,500
77,600	[2,3]	Genzyme Corp.	4,186,520
35,400	[2,3]	Gilead Sciences, Inc.	2,226,660
91,525	[2,3]	Health Management Association, Class A	1,783,822
45,940	[2,3]	Health Net, Inc.	1,008,383
15,900	[2]	Henry Schein, Inc.	536,625
23,300		Hillenbrand Industries, Inc.	1,235,366
30,200	[3]	ICN Pharmaceuticals, Inc.	731,142
55,800	[2,3]	IDEC Pharmaceuticals Corp.	3,346,884
24,600	[2]	Incyte Genomics, Inc.	366,540
74,625	[3]	Ivax Corp.	1,533,544
14,400	[2,3]	LifePoint Hospitals, Inc.	448,992
40,100	[2]	Lincare Holdings, Inc.	1,030,570
81,300	[2]	Millennium Pharmaceuticals, Inc.	2,069,898
46,700		Mylan Laboratories, Inc.	1,721,829
34,800	[3]	Omnicare, Inc.	691,824
36,900	[2]	Oxford Health Plans, Inc.	869,364
12,598	[2,3]	PacifiCare Health Systems, Inc.	208,623
25,200	[2]	Patterson Dental Co.	957,600
27,400	[2]	Perrigo Co.	405,246
32,600	[2,3]	Protein Design Labs, Inc.	1,076,126
35,100	[2]	Quest Diagnostic, Inc.	2,294,838
29,100	[2,3]	Sepracor, Inc.	1,380,504
25,600	[2]	Steris Corp.	573,440
26,380	[2]	Triad Hospitals, Inc.	709,622
13,600	[2]	Trigon Healthcare, Inc.	834,904
21,100	[2]	VISX, Inc.	247,925
27,800	[2]	Vertex Pharmaceuticals, Inc.	681,100

		TOTAL	42,255,551

		Industrials--11.9%
26,600		AGCO Corp.	307,496
14,800		AMETEK, Inc.	399,600
18,000		Airborne, Inc.	179,820
10,000	[2,3]	Alaska Air Group, Inc.	244,000
11,547	[2]	Albany International Corp., Class A	225,166
15,200		Alexander and Baldwin, Inc.	338,504
26,700	[2]	American Standard Cos.	1,545,930
43,550	[2,3]	Apollo Group, Inc., Class A	1,770,307
14,300	[2,3]	Atlas Air Worldwide Holdings, Inc.	184,613
9,150		Banta Corp.	265,807
21,700	[2,3]	Bisys Group, Inc.	1,128,834
31,600		C.H. Robinson Worldwide, Inc.	845,932
18,300	[3]	CNF, Inc.	404,247
19,800	[2,3]	CSG Systems International, Inc.	618,948
11,300		Carlisle Cos., Inc.	337,644
54,500	[2]	Ceridian Corp.	898,705
26,800	[2,3]	Certegy, Inc.	763,800
29,000	[2,3]	CheckFree Corp.	408,320
23,300	[2]	ChoicePoint, Inc.	996,774
45,800	[2]	DST Systems, Inc.	1,875,510
26,100	[2]	DeVRY, Inc.	703,395
16,500	[3]	Donaldson Company, Inc.	520,575
30,100	[2]	Dun & Bradstreet Corp.	940,926
16,400	[2]	Dycom Industries, Inc.	195,980
17,800	[2]	EGL, Inc.	215,202
11,300	[2]	Education Management Corp.	389,850
34,200	[2]	Energizer Holdings, Inc.	563,958
19,500	[3]	Expeditors International of Washington, Inc.	881,400
14,200	[3]	Fastenal Co.	838,510
14,100	[2]	Flowserve Corp.	329,658
18,200	[3]	GATX Corp.	481,390
15,525		Granite Construction, Inc.	386,572
22,200		HON Industries, Inc.	534,354
14,900	[3]	Harsco Corp.	476,055
21,680		Hubbell, Inc., Class B	592,298
13,200	[2]	Hunt (J.B.) Transportation Services, Inc.	181,368
10,100	[2]	Jacobs Engineering Group, Inc.	661,954
11,100		Kaydon Corp.	209,790
13,375		Kelly Services, Inc., Class A	284,620
11,400		Kennametal, Inc.	401,052
14,000	[2]	Korn/Ferry International	100,800
14,500	[2,3]	L-3 Communications Holdings, Inc.	1,259,615
28,300	[3]	Manpower, Inc.	808,248
28,500	[3]	Miller Herman, Inc.	602,775
36,500	[2]	Modis Professional Services, Inc.	191,260
9,800	[2,3]	NCO Group, Inc.	160,230
10,900		Newport News Shipbuilding, Inc.	754,280
12,100		Nordson Corp.	271,403
12,800		Overseas Shipholding Group, Inc.	318,592
18,300		Pentair, Inc.	581,025
293	[2]	Per-Se Technologies, Inc., Warrants--7/8/2003	18
19,300	[3]	Pittston Brink's Group	371,525
22,100		Precision Castparts Corp.	502,554
22,500	[2,3]	Quanta Services, Inc.	342,000
11,300	[3]	Rollins, Inc.	183,625
14,800	[3]	SPX Corp.	1,474,080
5,400	[2]	Sequa Corp., Class A	240,300
22,900	[2]	Sotheby's Holdings, Inc., Class A	305,944
15,200		Stewart & Stevenson Services, Inc.	224,656
31,300	[2]	Swift Transportation Co., Inc.	531,787
14,100	[2]	Sylvan Learning Systems, Inc.	315,840
6,900		Tecumseh Products Co., Class A	315,675
14,300		Teleflex, Inc.	572,000
13,750		Trinity Industries, Inc.	342,100
19,900	[2]	Valassis Communications, Inc.	620,880
32,900		Viad Corp.	641,550
15,200		Wallace Computer Services, Inc.	235,600
14,300		York International Corp.	438,152

		TOTAL	36,235,378

		Information Technology--17.6%
114,100	[2,3]	3Com Corp.	472,374
33,400	[2,3]	Acxiom Corp.	393,786
14,800	[2]	Adtran, Inc.	343,360
30,300	[2]	Advanced Fibre Communications, Inc.	564,489
12,500	[2,3]	Advent Software, Inc.	482,125
21,800	[2,3]	Affiliated Computer Services, Inc., Class A	1,919,490
36,850	[2,3]	Arrow Electronics, Inc.	900,982
100,400	[2]	Ascential Software Corp.	379,512
173,300	[2]	Atmel Corp.	1,377,735
43,800		Avnet, Inc.	903,594
16,800	[2]	Avocent Corp.	313,488
8,942	[2,3]	Cabot Microelectronics Corp.	592,676
93,000	[2]	Cadence Design Systems, Inc.	1,966,020
27,800	[2]	Cirrus Logic, Inc.	309,414
19,200	[2]	CommScope, Inc.	375,360
22,300	[2]	Credence Systems Corp.	303,280
47,500	[2]	Cypress Semiconductor Corp.	938,125
9,900	[2]	DSP Group, Inc.	207,900
26,893		Diebold, Inc.	976,216
49,700	[2,3]	Electronic Arts, Inc.	2,557,562
71,000	[2]	Enterasys Networks, Inc.	565,160
11,900	[2]	FEI Co.	321,062
32,400	[2]	Gartner Group, Inc.	288,360
24,600		Harris Corp.	843,288
33,100		Henry (Jack) & Associates, Inc.	816,246
13,400	[2]	Imation Corp.	280,998
14,700	[2,3]	InFocus Corp.	284,592
39,900	[2]	Integrated Device Technology, Inc.	1,111,215
23,400	[2,3]	International Rectifier Corp.	821,574
12,400	[3]	Investment Technology Group, Inc.	798,684
32,800	[2,3]	KEMET Corp.	586,464
25,300	[2]	Keane, Inc.	358,248
18,000	[2,3]	LTX Corp.	296,280
46,200	[2,3]	Lam Research Corp.	875,952
40,400	[2,3]	Lattice Semiconductor Corp.	707,000
33,400	[2]	Legato Systems, Inc.	280,226
15,100	[2]	MIPS Technologies, Inc., Class B	131,823
22,200	[2]	Macromedia, Inc.	332,112
23,900	[2]	Mentor Graphics Corp.	453,144
34,400	[2,3]	Micrel, Inc.	865,160
49,025	[2]	Microchip Technology, Inc.	1,530,561
52,200	[2,3]	NVIDIA Corp.	2,237,292
19,000	[2,3]	National Instruments Corp.	547,390
51,150	[2,3]	Network Associates, Inc.	982,080
13,400		Newport Corp.	208,906
18,100	[2]	Plantronics, Inc.	376,118
15,500	[2,3]	Plexus Corp.	387,500
33,400	[2,3]	Polycom, Inc.	1,001,332
23,900	[2]	Powerwave Technologies, Inc.	365,670
57,000	[2]	Quantum Corp. - DLT & Storage Systems	480,510
60,900	[2,3]	RF Micro Devices, Inc.	1,244,796
21,900	[2,3]	RSA Security, Inc.	263,676
76,000	[2,3]	Rational Software Corp.	997,120
18,400	[2]	Retek, Inc.	373,888
27,500		Reynolds & Reynolds Co., Class A	653,125
55,000	[2]	SCI Systems, Inc.	1,117,050
25,400	[2]	SanDisk Corp.	277,876
25,800	[2,3]	Semtech Corp.	973,950
39,160	[2]	Storage Technology Corp.	735,033
100,300	[2]	SunGuard Data Systems, Inc.	2,527,560
38,200	[2]	Sybase, Inc.	519,520
14,900	[2]	Sykes Enterprises, Inc.	143,636
28,300	[2]	Symantec Corp.	1,556,217
22,800	[2,3]	Synopsys, Inc.	1,071,600
20,200	[2,3]	Tech Data Corp.	862,338
22,900	[2,3]	Titan Corp. (The)	598,377
29,900	[2]	TranSwitch Corp.	98,969
13,800	[2]	Transaction Systems Architects, Inc., Class A	134,136
48,268	[2]	TriQuint Semiconductor, Inc.	853,378
51,502	[2]	Vishay Intertechnology, Inc.	971,843
48,700	[2]	Waters Corp.	1,728,363
29,400	[2,3]	Wind River Systems, Inc.	421,596

		TOTAL	53,536,482

		Materials--4.0%
40,300		AK Steel Holding Corp.	366,730
25,400	[2]	Airgas, Inc.	341,630
17,175		Albemarle Corp.	342,470
19,500		Arch Coal, Inc.	429,975
20,700		Bowater, Inc.	925,704
24,400		Cabot Corp.	817,400
8,300		Carpenter Technology Corp.	180,525
42,299		Crompton Corp.	306,668
15,100	[2]	Cytec Industries, Inc.	361,343
12,850	[3]	Ferro Corp.	282,700
5,300		Fuller (H.B.) Co.	272,579
15,900		Glatfelter (P.H.) Co.	238,500
42,900		IMC Global, Inc.	461,175
19,200		Longview Fibre Co.	211,200
19,100		Lubrizol Corp.	537,474
44,000		Lyondell Chemical Co.	585,640
17,800		Martin Marietta Materials	710,576
7,300		Minerals Technologies, Inc.	298,570
16,300		Olin Corp.	244,174
39,800	[2]	Packaging Corp. of America	704,460
10,600		Potlatch Corp.	265,530
38,250		RPM, Inc.	464,738
10,200		Rayonier, Inc.	436,356
10,925		Schulman (A.), Inc.	130,008
38,700		Solutia, Inc.	464,400
35,573		Sonoco Products Co.	834,898
20,600	[2]	UCAR International, Inc.	149,762
18,200		Valspar Corp.	610,974
19,267		Wausau-Mosinee Paper Corp.	199,413

		TOTAL	12,175,572

		Telecommunication Services--1.0%
82,200		Broadwing, Inc.	761,172
20,900	[2,3]	Price Communications Corp.	379,335
22,000	[3]	Telephone and Data System, Inc.	1,933,800

		TOTAL	3,074,307

		Utilities--6.9%
20,500	[3]	AGL Resources, Inc.	423,325
30,600		ALLETE	673,200
29,400	[3]	Alliant Energy Corp.	864,360
37,100		American Water Works Co., Inc.	1,506,260
9,800	[3]	Black Hills Corp.	269,108
16,700	[3]	Cleco Corp.	335,837
33,000		Conectiv, Inc.	778,800
18,300	[2]	Covanta Energy Corp.	238,266
47,200	[3]	DPL, Inc.	1,085,600
20,700	[3]	DQE, Inc.	387,090
43,300		Energy East Corp.	814,906
23,000	[3]	Great Plains Energy, Inc.	548,780
12,000	[3]	Hawaiian Electric Industries, Inc.	446,640
13,900	[3]	Idacorp, Inc.	528,200
25,500		MDU Resources Group, Inc.	619,905
38,200	[3]	Montana Power Co.	227,672
19,700		NSTAR	810,064
29,700		National Fuel Gas Co.	695,277
53,300		Northeast Utilities Co.	940,745
29,000	[3]	OGE Energy Corp.	628,140
22,400		ONEOK, Inc.	385,728
40,500		Potomac Electric Power Co.	867,105
14,500		Public Service Co. New Mexico	355,250
32,000	[2,3]	Puget Energy, Inc.	610,240
30,400		Questar Corp.	668,800
39,000		SCANA Corp.	1,004,250
36,712		Sierra Pacific Resources	532,691
42,600	[3]	Utilicorp United, Inc.	1,262,238
25,466		Vectren Corp.	538,097
17,500	[3]	Washington Gas Light Co.	473,550
26,100		Western Resources, Inc.	427,518
43,900	[3]	Wisconsin Energy Corp.	975,019

		TOTAL	20,922,661

		TOTAL COMMON STOCKS (IDENTIFIED COST $309,357,076)	287,194,101

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.5%[4]
		United States Treasury Bill, 12/13/2001 (identified cost $1,396,488)	1,397,074

$1,400,000		MUTUAL FUND--5.0%
		Prime Value Obligations Fund, Class IS (at net asset value)	15,336,593

15,336,593		TOTAL INVESTMENTS (IDENTIFIED COST $326,090,157)[5]	$303,927,768

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,699,950 at October 31, 2001, which represents 5.5% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.7%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $331,476,870. The net unrealized depreciation of investments on a federal tax basis amounts to $27,549,102 which is comprised of $24,785,857 appreciation and $52,334,959 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($304,982,305) at October 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $326,090,157)		$303,927,768
Cash		356,751
Cash held as collateral for securities lending		78,313,906
Income receivable		190,109
Receivable for shares sold		1,405,625
Receivable for daily variation margin		174,181

TOTAL ASSETS		384,368,340

Liabilities:
Payable for investments purchased	$405,266
Payable on collateral due to broker	78,313,906
Payable for shares redeemed	545,787
Accrued expenses	121,076

TOTAL LIABILITIES		79,386,035

Net assets for 19,988,194 shares outstanding		$304,982,305

Net Assets Consist of:
Paid in capital		$327,230,037
Net unrealized depreciation of investments		(22,054,822)
Accumulated net realized loss on investments and futures contracts		(345,067)
Undistributed net investment income		152,157

TOTAL NET ASSETS		$304,982,305

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$304,982,305 ÷ 19,988,194 shares outstanding		$15.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2001

Investment Income:
Dividends			$2,364,289
Interest			818,134

TOTAL INCOME			3,182,423

Expenses:
Management fee		$978,887
Custodian fees		77,313
Transfer and dividend disbursing agent fees and expenses		73,923
Directors'/Trustees' fees		5,754
Auditing fees		14,341
Legal fees		16,114
Portfolio accounting fees		75,203
Shareholder services fee		611,804
Share registration costs		30,682
Printing and postage		68,615
Insurance premiums		1,666
Miscellaneous		3,223

TOTAL EXPENSES		1,957,525

Waiver and Reimbursement:
Waiver of shareholder services fee	$(538,388)
Reimbursement of management fee	(1,319)

TOTAL WAIVER AND REIMBURSEMENT		(539,707)

Net expenses			1,417,818

Net investment income			1,764,605

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			4,028,184
Net realized loss on futures contracts			(3,771,373)
Net change in unrealized appreciation on investments and futures contracts			(41,796,283)

Net realized and unrealized loss on investments and futures contracts			(41,539,472)

Change in net assets resulting from operations			$(39,774,867)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,764,605	$1,600,547
Net realized gain on investments and futures contracts	256,811	24,605,564
Net change in unrealized appreciation of investments and futures contracts	(41,796,283)	9,221,872

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(39,774,867)	35,427,983

Distributions to Shareholders:
Distributions from net investment income	(1,923,693)	(1,429,234)
Distributions from net realized gain of investments and futures contracts	(25,153,529)	(15,616,630)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,077,222)	(17,045,864)

Share Transactions:
Proceeds from sale of shares	265,638,322	166,494,310
Net asset value of shares issued to shareholders in payment of distributions declared	21,362,029	11,934,514
Cost of shares redeemed	(128,631,898)	(93,444,655)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	158,368,453	84,984,169

Change in net assets	91,516,364	103,366,288

Net Assets:
Beginning of period	213,465,941	110,099,653

End of period (including undistributed net investment income of $152,157 and $311,245, respectively)	$304,982,305	$213,465,941

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (formerly, Federated Mid-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's Mid-Cap 400 Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized loss on futures contracts of $3,771,373.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	74 S&P Mid Cap 400 Index Futures	Long	$107,567

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$75,835,203	$78,313,906

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended October 31	2001	2000
Shares sold	15,884,087	8,714,919
Shares issued to shareholders in payment of distributions declared	1,274,088	703,376
Shares redeemed	(7,771,769)	(5,061,968)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,386,406	4,356,327

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$191,417,064
Sales	$ 69,134,749

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $15,216,210 as long-term capital gain dividends for the year ended October 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mid-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Mid-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

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Cusip 31420E205

2062304A (12/01)

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Federated Mid-Cap Index Fund

(formerly, Federated Mid-Cap Fund)

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A Portfolio of Federated Index Trust

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STATEMENT OF ADDITIONAL INFORMATION

December 31, 2001

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Mid-Cap Index Fund (Fund), dated December 31, 2001.

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Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[LOGO of Federated]

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

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2062304B (12/01)

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Federated is a registered mark
of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

CONTENTS

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How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	5
Exchanging Securities for Shares	5
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	6
Account and Share Information	6
Tax Information	6
Who Manages and Provides Services to the Fund?	7
How does the Fund Measure Performance?	10
Who is Federated Investors, Inc.?	11
Standard & Poor's	12
Addresses	13

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mid-Cap Fund to Federated Mid-Cap Index Fund on July 16, 2001.

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The Fund's investment adviser is Federated Investment Management Company (Manager).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Standard & Poor's MidCap 400 Index ("Index") in order to help fully replicate the performance of the Index.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

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  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy or write options to close out existing option positions; or

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  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).

Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (``Federated funds'') to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board of Trustees ("Board"), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Interest Rate Risks

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Call Risks

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Risks Associated with Non-Investment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

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FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the mid-level stock capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 ("1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Concentration

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

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The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

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Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Company Inc., San Francisco, CA, 94104-4122, owned approximately 3,830,897 Shares (18.05%); IMS & Company, Englewood, Co, 80155-3865, owned approximately 2,504,106 Shares (11.80%); and First Citizens Bank & Trust Company, 100 Tryon Road, Raleigh, NC, 27603-3526, owned approximately 1,297,181 Shares (6.11%).

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

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Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises three funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of November 30, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).	$505.70	$128,847.72 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$505.70	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.	$505.70	$126,923.53 for the Trust and 43 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$459.67	$115,368.16 for the Trust and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$459.67	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$459.67	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$505.70	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$488.42	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$459.67	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$459.67	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 36 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 9 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: December 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and 1 other investment companies in the Fund Complex

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* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

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INVESTMENT MANAGER

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The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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CUSTODIAN

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Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended October 31	2001	2000	1999
Management Fee Earned	$978,887	$623,388	$404,006
Management Fee Reimbursement	1,319	645	N/A
Sub-Management Fee	85,653	54,651	35,393
Brokerage Commissions	151,404	98,021	43,288
Shareholder Services Fee	73,416	--	--

How does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance period ended October 31, 2001.

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Yield is given for the 30-day period ended October 31, 2001.

Share Class	30-Day Period	1 Year	5 Years	Start of Performance on 11/5/1992
Total Return	N/A	(12.97)%	13.72%	13.70%
Yield	0.66%	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

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PERFORMANCE COMPARISONS

Advertising and sales literature may include:

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  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

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Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

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Morningstar, Inc.

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Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

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Standard & Poor's Composite Stock Index

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Standard & Poor's Composite Stock Index comprises common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

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Russell 2000 Small Stock Index

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The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

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Wilshire 5000 Equity Indexes

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The Wilshire 5000 Equity Indexes consist of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

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Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

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Broker/Dealers and Bank Broker/Dealer Subsidiaries

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Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

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STANDARD & POOR'S

"Standard & Poor's," "S&P," "S&P MidCap 400 Index," and Standard and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owne rs of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

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FEDERATED MID-CAP INDEX FUND

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Sub-Manager

Deutsche Asset Management, Inc.
130 Liberty Street
New York, NY 10006

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Custodian

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Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

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Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[LOGO OF FEDERATED]

Federated Mini-Cap Index Fund

(formerly, Federated Mini-Cap Fund)

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2001

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INSTITUTIONAL SHARES
CLASS C SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares of Federated Mini-Cap Index Fund (Fund), dated December 31, 2001.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[LOGO of Federated]

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

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2062305B (12/01)

Federated is a registered mark
of Federated Investors, Inc.
2001 ©Federated Investors, Inc.

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CONTENTS

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How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	6
Exchanging Securities for Shares	6
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	6
Account and Share Information	7
Tax Information	7
Who Manages and Provides Services to the Fund?	7
How does the Fund Measure Performance?	10
Who is Federated Investors, Inc.?	12
Frank Russell Company	13
Addresses	13

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mini-Cap Fund to Federated Mini-Cap Index Fund on July 16, 2001.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Manager).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Russell 2000® Index ("Index") in order to help fully replicate the performance of the Index.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset); or
  Buy or write options to close out existing option positions.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Call Risks

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  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities

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  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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Risks of Investing in American Depositary Receipts

  Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

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FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's fundamental investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Concentration

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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Purchases on Margin

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The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;

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  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

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  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

The Fund may Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: IMS & Company, Englewood, Co, 80155-3865, owned approximately 1,811,256 Shares (21.95%); Charles Schwab & Company Inc., San Francisco, CA, 94104-4122, owned approximately 906,302 Shares (10.99%); and Paychex Securities Corporation, Fairport, NY, 14450-9195, owned approximately 514,524 Shares (6.24%).

As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL 32246-6484, owned approximately 71,238 Shares (13.39%); and Charles Schwab & Company, Maryland Heights, MO, 63043-3009, owned approximately 50,091 Shares (9.41%).

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises three funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of November 30, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).	$430.95	$128,847.72 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$430.95	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.	$430.95	$126,923.53 for the Trust and 43 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$391.71	$115,368.16 for the Trust and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$391.71	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$391.71	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$430.95	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$415.68	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$391.71	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$391.71	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 36 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 9 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: December 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and 1 other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

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INVESTMENT MANAGER

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The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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CUSTODIAN

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Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31	2001	2000	1999
Management Fee Earned	$447,749	$535,355	$591,726
Management Fee Reimbursement	387	--	--
Sub-Management Fee	58,207	69,425	76,924
Brokerage Commissions	51,477	34,798	81,712
12b-1 Fee
Class C Shares	41,850	--	--
Shareholder Services Fee
Institutional Shares	100,764	--	--
Class C Shares	13,950	--	--

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Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance period ended October 31, 2001.

Yield is given for the 30-day period ended October 31, 2001.

Share Class	30-Day Period	1 Year	5 Years	Start of Performance on 8/11/1992
Institutional Shares:
Total Return	N/A	(13.76)%	4.26%	8.41%
Yield	0.00%	N/A	N/A	N/A

Share Class	30-Day Period	1 Year	5 Years	Start of Performance on 11/10/1997
Class C:
Total Return	N/A	(15.12)%	N/A	(1.78)%
Yield	0.00%	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

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Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

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Morningstar, Inc.

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Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

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Standard & Poor's 400 Industrial Index

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The Standard & Poor's 400 Industrial Index consists of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

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Russell 2000 Small Stock Index

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The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

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Wilshire 5000 Equity Indexes

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The Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

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Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

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Frank Russell Company

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

Addresses

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FEDERATED MINI-CAP INDEX FUND

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Institutional Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Investment Manager

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Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Sub-Manager

Deutsche Asset Management, Inc.
130 Liberty Street
New York, NY 10006

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Custodian

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Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

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Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated]

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Federated Mini-Cap Index Fund

(formerly, Federated Mini-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2001

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CLASS C SHARES

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A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

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The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	4
What are the Specific Risks of Investing in the Fund?	5
What do Shares Cost?	6
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem and Exchange Shares	11
Account and Share Information	13
Who Manages the Fund?	14
Financial Information	15
Report of Ernst & Young LLP, Independent Auditors	79

Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment Manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Class C Shares total return on a calendar year-end basis.

The total returns displayed for the Fund's Class C Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (16.48)%.

Within the periods shown in the Chart, the Fund's Class C Shares highest quarterly return was 17.80% (quarter ended December 31, 1999). Its lowest quarterly return was (20.80)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	RUS2
1 Year	(6.61)%	(3.03)%
Start of Performance[1]	1.70%	4.63%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$296	$606	$1,042	$2,254
Expenses assuming no redemption	$196	$606	$1,042	$2,254

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001, the capitalization range of the issuers comprising the Index was $1 million to $2.4 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An account may be opened with a smaller amount as long as the $1,500 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

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Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

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You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or

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  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.


MANAGEMENT FEES

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The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 79.

Year Ended October 31	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$13.91	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)	(0.00)[2]	(0.00)[2]	0.00 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.80)	1.82	1.42	(2.25)

Total from investment operations	(1.83)	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.90)	(1.50)	(0.82)	(1.46)

Total distributions	(1.90)	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$10.18	$13.91	$13.59	$13.00

Total Return[3]	(14.39)%	14.09%	11.44%	(14.47)%

Ratios to Average Net Assets:
Expenses	1.93%	1.84%	1.81%	1.72%[4]
Net investment income (net operating loss)	(0.34)%	(0.06)%	(0.09)%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,375	$6,236	$4,252	$1,101
Portfolio turnover	56%	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2001

Shares			Value
		COMMON STOCKS--93.4%[1]
		Consumer Discretionary--13.8%
879	[2,3]	1-800-FLOWERS.COM, Inc.	$8,966
1,251	[2,3]	4 Kids Entertainment, Inc.	26,271
2,976	[2,3]	99 Cents Only Stores	105,797
4,165	[2,3]	ACTV, Inc.	8,955
2,350		ADVO, Inc.	84,764
900	[2]	AFC Enterprises, Inc.	22,725
1,900	[2]	AMC Entertainment, Inc.	22,800
2,528	[2]	APAC Customer Services, Inc.	4,424
1,461		Aaron Rents, Inc.	25,494
2,299	[2,3]	Ackerley Group, Inc. (The)	30,922
1,700	[2,3]	Action Performance Cos., Inc.	44,557
1,226		Advanced Marketing Services, Inc.	18,991
2,100	[2,3]	Alliance Gaming Corp.	41,580
1,769	[2]	American Axle & Manufacturing Holdings, Inc.	29,896
7,642	[3]	American Greetings Corp., Class A	107,141
300	[2]	Ameristar Casinos, Inc.	5,154
1,440	[2,3]	Anchor Gaming	73,195
2,717	[2,3]	Ann Taylor Stores Corp.	59,774
3,458	[3]	Applebee's International, Inc.	104,086
1,882	[3]	Applica, Inc.	13,927
1,726		Applied Industrial Technologies, Inc.	28,565
2,629		Arctic Cat, Inc.	42,590
2,540	[2]	Argosy Gaming Corp.	73,736
7,090		ArvinMeritor, Inc.	106,492
4,617	[2]	Aztar Corp.	66,254
2,769	[2,3]	Bally Total Fitness Holding Corp.	51,116
1,196		Bandag, Inc.	31,335
1,100		Bassett Furniture Industries, Inc.	15,785
793	[2]	Beasley Broadcast Group, Inc., Class A	8,223
1,200	[2,3]	Beazer Homes USA, Inc.	54,804
3,468	[3]	Blyth Industries, Inc.	67,522
4,663		Bob Evans Farms, Inc.	87,711
2,936	[2]	Boca Resorts, Inc., Class A	27,452
2,825		Borg-Warner Automotive, Inc.	120,684
3,096	[2]	Boyd Gaming Corp.	13,313
6,833	[2]	Brightpoint, Inc.	25,145
1,639	[3]	Brown Shoe Co., Inc.	18,029
2,083	[2,3]	Buca, Inc.	28,287
624	[2]	Buckle, Inc.	11,326
1,300	[2]	Building Materials Holding Corp.	15,600
1,856		Burlington Coat Factory Warehouse	27,747
893		Bush Industries, Inc., Class A	9,376
6,882	[3]	CBRL Group, Inc.	172,807
3,049	[2]	CEC Entertainment, Inc.	118,118
2,494	[2,3]	CSK Auto Corp.	19,503
452	[2]	CSS Industries, Inc.	12,245
2,200	[2,3]	California Pizza Kitchen, Inc.	39,556
1,425		Cato Corp., Class A	24,154
4,998	[2]	Champion Enterprises, Inc.	44,032
1,183	[2]	Championship Auto Racing Teams, Inc.	15,142
2,800	[2]	Charlotte Russe Holdings, Inc.	39,760
12,971	[2]	Charming Shoppes, Inc.	61,872
4,068	[2,3]	Cheesecake Factory, Inc.	114,718
2,353	[2,3]	Chicos Fas, Inc.	61,178
1,521	[2,3]	Children's Place Retail Stores, Inc.	36,139
1,500	[2,3]	Christopher & Banks Corp.	49,425
285		Churchill Downs, Inc.	7,299
3,400	[2,3]	Circuit City Stores, Inc.	62,220
4,360		Claire's Stores, Inc.	52,712
1,425		Coachmen Industries, Inc.	14,521
339	[2]	Coldwater Creek, Inc.	6,672
1,000	[2,3]	Cole National Corp., Class A	13,050
9,191	[2]	Collins & Aikman Corp.	56,525
2,477	[2,3]	Concord Camera Corp.	9,834
6,627	[3]	Cooper Tire & Rubber Co.	87,543
4,587	[2]	Copart, Inc.	134,628
2,850	[2]	Cost Plus, Inc.	55,432
1,419	[2]	Crestline Capital Corp.	41,009
1,104	[2]	Crossmann Communities, Inc.	30,360
1,671	[2]	Crown Media Holdings, Inc., Class A	17,178
3,048	[2]	Cumulus Media, Inc., Class A	20,300
400		Deb Shops, Inc.	9,592
3,700	[2]	Digital Generation Systems, Inc.	4,810
6,910		Dillards, Inc., Class A	89,484
3,263	[2]	Direct Focus, Inc.	79,356
1,400	[2]	Discount Auto Parts, Inc.	23,380
200	[2]	Donna Karan International, Inc.	2,142
1,669		Dover Downs Entertainment	20,028
1,417	[2]	Dress Barn, Inc.	32,081
2,253	[2]	Dura Automotive Systems, Inc.	17,168
1,396	[2,3]	Electronics Boutique PLC	43,346
4,500	[2]	Engage, Inc.	900
2,629	[3]	Exide Technologies	2,103
1,883	[2]	Factory 2-U Stores, Inc.	26,626
2,634		Fedders Corp.	6,243
5,813		Federal Signal Corp.	117,771
6,313	[3]	Federal-Mogul Corp.	3,535
2,700	[2,3]	Finish Line, Inc., Class A	27,405
400		Fisher Communications, Inc.	16,312
3,374	[3]	Fleetwood Enterprises, Inc.	33,807
1,700	[2]	Foamex International, Inc.	12,750
2,349	[2,3]	Footstar, Inc.	78,457
1,951	[2]	Fossil, Inc.	35,391
1,546		Freds, Inc.	50,631
1,400		Friedmans, Inc., Class A	10,080
5,802	[2]	Furniture Brands International, Inc.	139,306
400		Garan, Inc.	15,360
2,278	[2]	Gaylord Entertainment Co.	47,382
2,554	[2,3]	Genesco, Inc.	46,610
471		Gentek, Inc.	645
4,400	[2]	Getty Images, Inc.	68,596
1,000		Gray Communications System	12,500
62		Grey Global Group, Inc.	35,464
1,745	[2]	Group 1 Automotive, Inc.	46,766
2,914	[2]	Gtech Holdings Corp.	116,269
845	[2]	Guess ?, Inc.	5,028
2,397	[2]	Guitar Center, Inc.	33,055
3,900	[2,3]	Gymboree Corp.	33,735
2,500		Hancock Fabrics, Inc.	29,375
2,729		Handleman Co.	33,567
3,540		Harman International Industries, Inc.	116,997
1,548		Haverty Furniture Cos., Inc.	19,350
1,605	[2,3]	Hayes Lemmerz International, Inc.	1,461
400	[2]	Hibbett Sporting Goods, Inc.	10,800
1,000	[2,3]	Hollywood Casino Corp., Class A	7,590
4,631	[2,3]	Hollywood Entertainment Corp.	74,513
1,930	[2,3]	Hot Topic, Inc.	48,790
1,300	[2,3]	Hovnanian Enterprises, Inc., Class A	15,210
3,046		Hughes Supply, Inc.	71,947
1,895	[2]	IHOP Corp.	48,436
1,172	[2,3]	IMPCO Technologies, Inc.	19,502
1,992	[2]	Information Holdings, Inc.	43,645
4,396	[2,3]	Insight Enterprises, Inc.	71,435
4,773	[2]	Interactive Data Corp.	64,054
4,505		Interface, Inc.	18,065
2,754	[2]	Intertan, Inc.	24,648
3,123	[2,3]	Isle of Capri Casinos, Inc.	28,326
1,600	[2]	J. Jill Group, Inc.	24,448
2,543	[2,3]	JAKKS Pacific, Inc.	47,936
3,837	[2]	Jack in the Box, Inc.	94,390
2,719	[2]	Journal Register Co.	46,767
1,000		K Swiss, Inc., Class A	28,070
1,900	[2]	K2, Inc.	10,830
3,781		KB HOME	111,729
3,139	[3]	Kellwood Co.	61,179
1,369	[2,3]	Kenneth Cole Productions, Inc., Class A	16,017
3,005	[2]	Key3Media Group, Inc.	14,184
3,596		Kimball International, Inc., Class B	41,678
6,273		La-Z Boy Chair Co.	111,910
3,716		Lancaster Colony Corp.	115,791
1,563		Landrys Seafood Restaurants, Inc.	27,431
1,160	[2,3]	Lands' End, Inc.	37,166
5,503	[3]	Lee Enterprises, Inc.	189,578
1,549		Libbey, Inc.	48,639
1,790	[3]	Liberty Corp.	72,030
3,900	[2]	Liberty Digital, Inc.	10,842
529	[2]	Liberty Livewire Corp.	3,401
3,782	[2,3]	Linens `N Things, Inc.	68,832
600	[2]	Lithia Motors, Inc., Class A	10,110
1,458	[2]	Lodgenet Entertainment	22,030
2,809	[3]	Lone Star Steakhouse & Saloon	36,405
2,334	[2]	Luby's Cafeteria, Inc.	14,121
500		Lufkin Industries, Inc.	13,525
2,260		M.D.C. Holdings, Inc.	60,274
600		M/I Schottenstein Homes, Inc.	22,170
2,800	[2]	MTR Gaming Group, Inc.	29,680
2,300	[2]	Magna Entertainment Corp., Class A	13,225
1,817		Marcus Corp.	23,076
896	[2,3]	Martha Stewart Living Omnimedia, Class A	14,739
3,192		Matthews International Corp., Class A	73,576
1,268		Media General, Inc., Class A	52,749
3,331	[2]	Mens Wearhouse, Inc.	66,187
300	[3]	Meritage Corp.	13,230
300	[2]	Mestek, Inc.	7,095
7,713	[2]	Metromedia International Group, Inc.	8,253
3,871	[2,3]	Michaels Stores, Inc.	198,853
1,489		Midas, Inc.	15,262
3,589	[2,3]	Midway Games, Inc.	57,137
2,921	[3]	Modine Manufacturing Co.	60,611
2,379	[2]	Monaco Coach Corp.	42,584
1,000		Movado Group, Inc.	16,300
1,050	[2,3]	Movie Gallery, Inc.	28,927
677	[2,3]	NVR, Inc.	107,169
536		National Presto Industries, Inc.	14,660
3,568	[2]	Nautica Enterprise, Inc.	43,244
200		Newmark Homes Corp.	2,000
1,621	[2]	O' Charleys, Inc.	25,920
4,498	[2]	O'Reilly Automotive, Inc.	127,113
10,633	[2]	Officemax, Inc.	30,304
607	[2]	On Command Corp.	807
1,413		Oneida Ltd.	18,086
959		OshKosh B'Gosh, Inc., Class A	33,316
600		Oxford Industries, Inc.	13,470
905	[2,3]	P. F. Chang's China Bistro, Inc.	35,865
652	[2]	PC Connections, Inc.	7,433
3,012	[2]	Pacific Sunwear of California	41,415
1,743	[2]	Palm Harbor Homes, Inc.	38,785
1,300	[2,3]	Panera Bread Co.	53,495
2,053	[2,3]	Papa Johns International, Inc.	57,197
1,291	[2,3]	Parkervision, Inc.	28,402
3,243	[2]	Paxson Communications Corp.	27,565
5,000	[2]	Pegasus Communications Corp.	49,500
1,460	[2]	Penn National Gaming, Inc.	29,901
3,622	[2,3]	Penton Media, Inc.	25,173
4,756		Pep Boys-Manny Moe & Jack	55,883
12,258	[2,3]	PetSmart, Inc.	95,735
2,295		Phillips Van Heusen Corp.	19,599
10,302		Pier 1 Imports, Inc.	113,425
1,911		Pinnacle Entertainment, Inc.	13,186
1,340	[2]	Playboy Enterprises, Inc., Class B	16,884
2,877	[3]	Polaris Industries, Inc., Class A	129,350
1,000	[2]	Pomeroy Computer Resources	14,820
11,300	[2,3]	Priceline.com, Inc.	54,353
357	[2]	Pricesmart, Inc.	12,495
4,671	[2]	Prime Hospitality Corp.	42,880
1,546	[2,3]	Private Media Group, Inc.	14,038
1,217		Pulitzer, Inc.	56,712
1,200	[2]	Quaker Fabric Corp.	8,052
2,234	[2,3]	Quiksilver, Inc.	29,422
3,957		R.H. Donnelley Corp.	104,465
2,197	[2,3]	Rare Hospitality International, Inc.	40,051
1,500	[2]	Recoton Corp.	19,275
1,916	[2]	Regent Communications, Inc.	11,170
4,671		Regis Corp. Minnesota	99,305
702	[2,3]	Rent-A-Center, Inc.	19,129
2,553	[2]	Rent-Way, Inc.	17,718
6,960		Ruby Tuesday, Inc.	119,990
970		Russ Berrie & Co., Inc.	25,433
2,391		Russell Corp.	29,457
4,103	[2]	Ryan's Family Steak Houses, Inc.	73,854
1,543	[3]	Ryland Group, Inc.	82,550
2,695	[2]	SCP Pool Corp.	62,632
5,753	[2]	SITEL Corp.	8,054
1,009	[2]	Saga Communications, Inc., Class A	20,180
933	[2]	Salem Communications Corp.	17,998
1,413	[2]	Salton, Inc.	14,752
1,076		Sauer, Inc., ADR	7,855
3,406	[2,3]	Scholastic Corp.	152,248
2,060	[2]	School Specialty, Inc.	63,757
4,100	[2]	Schuler Homes, Inc., Class A	66,748
1,600	[2]	Scientific Games Holdings Corp.	6,928
3,917	[3]	Shopko Stores, Inc.	33,882
2,700	[2]	Shuffle Master, Inc.	33,804
3,831	[2]	Sinclair Broadcast Group, Inc.	28,273
4,706	[2,3]	Sirius Satellite Radio, Inc.	11,718
2,336	[2,3]	Skechers USA, Inc., Class A	25,276
625		Skyline Corp.	15,875
2,451	[2]	Sonic Automotive, Inc.	40,736
2,809	[2,3]	Sonic Corp.	94,130
5,024	[2,3]	Spanish Broadcasting System, Inc.	39,639
1,336	[2,3]	Speedway Motorsports, Inc.	31,302
1,531	[3]	Spiegel, Inc., Class A	8,558
2,600	[2,3]	Sports Resorts Int'l, Inc.	17,394
5,717	[2]	Stamps.com, Inc.	17,323
700		Standard Motor Products, Inc.	8,092
2,763	[3]	Standard Pacific Corp.	50,425
600	[2]	Stanley Furniture Co., Inc.	16,020
4,920	[2]	Station Casinos, Inc.	40,393
2,561	[2]	Stein Mart, Inc.	20,411
600	[2]	Steinway Musical Instruments	9,150
870	[2]	Steven Madden Ltd.	7,830
1,298	[2]	Stoneridge, Inc.	8,307
4,319		Stride Rite Corp.	26,691
3,452		Sturm Ruger & Co., Inc.	40,388
2,391		Superior Industries International, Inc.	78,999
1,800	[2]	TBC Corp.	19,836
5,432	[2]	The Boyds Collection, Ltd.	41,555
2,169		The Steak n Shake Co.	23,208
659	[3]	Thor Industries, Inc.	23,065
2,731	[2,3]	TiVo, Inc.	15,020
2,361	[2,3]	Toll Brothers, Inc.	73,569
3,326	[2]	Too, Inc.	88,505
5,248	[2]	Topps Co.	53,792
1,376		Toro Co.	59,030
3,936	[2,3]	Tower Automotive, Inc.	24,088
2,714	[2]	Trans World Entertainment Corp.	22,635
1,221		Triarc Companies, Inc.	28,205
1,600	[2]	Tripath Technology, Inc.	2,032
500	[2]	Tropical Sportswear International Corp.	8,760
1,408	[2]	Tuesday Morning Corp.	18,839
6,496		Tupperware Corp.	132,453
1,997	[2,3]	Tweeter Home Entertainment Group, Inc.	31,473
1,299	[2]	Ultimate Electronics, Inc.	23,564
5,215		Unifi, Inc.	39,373
1,410	[2]	Uniroyal Technology Corp.	4,300
517	[2]	United Auto Group, Inc.	8,272
7,800	[2,3]	UnitedGlobalCom, Inc., Class A	10,140
2,108	[2]	Universal Electronics, Inc.	31,072
1,200	[2]	Urban Outfitters, Inc.	15,600
843	[2,3]	Vail Resorts, Inc.	13,926
1,669	[2]	Value City Department Stores, Inc.	4,890
174		Value Line, Inc.	7,256
3,067	[2]	Valuevision International, Inc., Class A	41,834
2,380	[2]	Vans, Inc.	34,177
2,073	[2]	WESCO International, Inc.	10,158
2,056	[2]	WMS Industries, Inc.	36,905
2,803		Wellman, Inc.	35,346
2,472	[2,3]	WestPoint Stevens, Inc.	6,205
2,535		Westinghouse Air Brake, Co.	30,927
1,850	[2]	Wet Seal, Inc., Class A	37,647
4,715		Wiley (John) & Sons, Inc., Class A	95,243
1,942	[2]	Wilsons The Leather Experts, Inc.	23,537
1,812		Winnebago Industries, Inc.	44,086
4,260		Wolverine World Wide, Inc.	62,750
1,197	[2,3]	World Wrestling Federation Entertainment, Inc.	13,490
15,723	[2]	Wyndham International, Inc., Class A	10,220
2,155	[2,3]	XM Satellite Radio Holdings, Inc., Class A	15,387
1,486	[2,3]	Yankee Candle Co.	27,194
2,126	[2]	Young Broadcasting, Inc., Class A	32,549
3,456	[2,3]	Zale Corp.	98,911
831	[2,3]	bebe stores, Inc.	13,861
4,300	[2]	dELiA*s Corp., Class A	26,617

		Total	12,140,556

		Consumer Staples--3.5%
2,300	[2]	7-Eleven, Inc.	23,230
300		Alico, Inc.	7,938
1,743	[2]	American Italian Pasta Co., Class A	70,992
200	[2]	Arden Group, Inc., Class A	9,218
2,475	[2]	Aurora Foods, Inc.	10,766
1,400	[2,3]	BriteSmile, Inc.	6,664
5,454		Casey's General Stores, Inc.	67,902
4,729		Church and Dwight, Inc.	122,954
142		Coca-Cola Bottling Co.	5,431
4,448		Corn Products International, Inc.	133,885
3,819		Dean Foods Co.	171,282
2,471	[2]	Del Monte Foods Co.	20,509
3,454		Delta & Pine Land Co.	62,345
10,332		Dial Corp.	172,338
4,300		Dimon, Inc.	26,875
5,349		Dole Food, Inc.	108,906
2,631	[3]	Dreyers Grand Ice Cream, Inc.	86,034
967	[2,3]	Duane Reade, Inc.	28,933
1,800	[2,3]	Elizabeth Arden, Inc.	23,742
81		Farmer Brothers Co.	18,063
4,437	[3]	Fleming Cos., Inc.	106,932
1,800	[2]	Flowers Foods, Inc.	74,700
2,647	[2]	Great Atlantic & Pacific Tea Co., Inc.	49,181
800	[2,3]	Green Mountain Coffee, Inc.	17,968
2,366	[2]	Hain Celestial Group, Inc.	46,658
1,528		Herbalife International, Inc., Class A	17,022
990		Ingles Markets, Inc., Class A	11,379
1,516	[3]	International Multifoods Corp.	33,003
3,668		Interstate Bakeries Corp.	86,455
600	[2]	J&J Snack Foods Corp.	13,284
2,395		Lance, Inc.	31,973
3,953		Longs Drug Stores Corp.	90,010
200		Maui Land & Pineapple Co., Inc.	4,496
962	[2]	Mondavi Robert Corp., Class A	29,543
5,730	[2]	NBTY, Inc.	48,877
1,700		Nash Finch Co.	39,185
400	[2]	National Beverage Corp.	4,160
1,200	[3]	Natures Sunshine Products, Inc.	13,860
4,407		Nu Skin Asia Pacific, Inc., Class A	32,744
3,200	[2,3]	Pathmark Stores, Inc.	75,456
4,542	[2,3]	Performance Food Group Co.	133,489
1,544	[3]	Pilgrim's Pride Corp.	19,068
2,725	[2,3]	Playtex Products, Inc.	26,705
3,067	[2]	Ralcorp Holdings, Inc.	59,806
788	[2,3]	Revlon, Inc., Class A	5,201
567		Riviana Foods, Inc.	10,206
3,164		Ruddick Corp.	48,251
500		Sanderson Farms, Inc.	6,700
1,493		Schweitzer-Mauduit International, Inc.	35,757
33		Seaboard Corp.	7,392
6,163		Sensient Technologies Corp.	100,210
1,269		Smart & Final, Inc.	11,992
2,591		Smucker (J.M.) Co.	86,669
1,900	[2]	Spartan Stores, Inc.	24,567
1,000		Standard Commercial Corp.	18,600
2,168	[2]	Star Scientific, Inc.	7,176
2,665	[2,3]	Suiza Foods Corp.	157,155
708		Tejon Ranch Co.	16,921
1,000	[2]	The Boston Beer Co., Inc., Class A	11,650
1,436	[2,3]	United Natural Foods, Inc.	29,725
3,488		Universal Corp.	112,802
1,694	[3]	Vector Group Ltd.	68,793
4,240	[2,3]	Vialta, Inc., Class A	2,502
1,649		WD 40 Co.	37,135
1,628	[2,3]	Wild Oats Markets, Inc.	11,396

		Total	3,054,761

		Energy--3.3%
1,900	[2]	3TEC Energy Corp.	27,664
600	[2]	ATP Oil & Gas Corp.	3,960
942	[2]	Atwood Oceanics, Inc.	28,740
1,697		Berry Petroleum Co., Class A	29,596
4,320	[2]	Brown (Tom), Inc.	100,872
3,584		Cabot Oil & Gas Corp., Class A	86,374
4,278	[2,3]	Cal Dive International, Inc.	89,367
839	[2]	Callon Petroleum Corp.	5,688
1,168		Carbo Ceramics, Inc.	42,492
15,121		Chesapeake Energy Corp.	109,627
800	[2]	Chiles Offshore Corp.	15,360
419	[2]	Clayton Williams Energy, Inc.	5,208
3,846	[2]	Comstock Resources, Inc.	29,153
1,959	[2]	Denbury Resources, Inc.	16,847
681	[2,3]	Dril-Quip, Inc.	11,618
3,257		EEX Corp.	4,885
700	[2]	Encore Aquisition Co.	9,100
2,300	[2]	Energy Partners Ltd.	16,905
1,705	[2,3]	Evergreen Resources, Inc.	68,098
3,417		Frontier Oil Corp.	64,923
19,298	[2]	Grey Wolf, Inc.	55,771
839	[2]	Gulf Island Fabrication, Inc.	8,642
400	[2]	Gulfmark Offshore, Inc.	11,300
800		Holly Corp.	14,728
2,547	[2]	Horizon Offshore, Inc.	21,879
1,300	[2]	Hydril Co.	26,260
4,664	[2,3]	Input/Output, Inc.	37,545
2,600	[2]	KCS Energy, Inc.	9,100
9,962	[2]	Key Energy Group, Inc.	86,669
1,412	[2]	Key Production Co.	22,027
3,268	[2]	Lone Star Technologies, Inc.	53,726
4,100	[2]	Magnum Hunter Resources, Inc.	45,059
3,503	[2]	Maverick Tube Corp.	42,386
1,305	[2]	McMoRan Exploration Co.	7,960
3,586	[2]	Meridian Resource Corp.	15,276
1,000	[2]	NATCO Group, Inc., Class A	7,650
1,791	[2]	NS Group, Inc.	12,268
6,883	[2,3]	Newpark Resources, Inc.	42,055
2,356	[2]	Nuevo Energy Co.	33,220
1,200	[2]	OSCA, Inc.	21,864
3,092	[2]	Oceaneering International, Inc.	60,294
1,809	[2]	Offshore Logistics, Inc.	36,090
1,000	[2]	Oil States International, Inc.	8,950
1,500	[2,3]	PYR Energy Corp.	2,970
8,637	[2]	Parker Drilling Co.	28,070
2,564		Patina Oil & Gas Corp.	69,100
1,161		Penn Virginia Corp.	44,698
8,861	[3]	Pennzoil-Quaker State Co.	103,940
2,300	[2,3]	PetroQuest Energy, Inc.	15,457
2,928	[2]	Plains Resources, Inc.	79,934
940	[2]	Prima Energy Corp.	22,851
350	[2]	Prize Energy Corp.	6,002
1,391	[2]	Pure Resources, Inc.	24,621
800	[2]	Quicksilver Resources, Inc.	11,640
1,161		RPC Energy Services, Inc.	16,707
4,900	[2]	Range Resources Corp.	21,952
2,400	[2]	Remington Oil & Gas Corp.	41,280
1,600		Resource America, Inc., Class A	15,376
1,806	[2]	SEACOR SMIT, Inc.	71,590
2,040	[2,3]	Seitel, Inc.	27,744
2,010	[2,3]	Spinnaker Exploration Co.	88,199
3,658	[3]	St. Mary Land & Exploration Co.	74,879
2,231	[2]	Stone Energy Corp.	88,236
4,619	[2]	Superior Energy Services, Inc.	36,490
2,423	[2]	Swift Energy Co.	57,304
2,199	[2]	Syntroleum Corp.	11,347
3,420	[2]	Tesoro Petroleum Corp.	45,212
1,300	[2]	Tetra Technologies, Inc.	22,126
1,120	[2]	The Houston Exploration Co.	35,000
1,602	[2]	Transmontaigne, Co.	9,612
2,532	[2]	Trico Marine Services, Inc.	16,255
3,738	[2]	Unit Corp.	40,931
1,167	[2,3]	Universal Compression Holdings, Inc.	32,664
3,059	[2,3]	Veritas DGC, Inc.	46,986
5,534		Vintage Petroleum, Inc.	96,790
2,500	[2]	W-H Energy Services, Inc.	50,425
2,687		Western Gas Resources, Inc.	86,575
3,159	[2]	Westport Resources Corp.	54,562

		Total	2,944,721

		Financials--20.1%
1,358		1st Source Corp.	28,369
2,000		Acadia Realty Trust	12,480
700	[2,3]	Actrade Financial Technologies Ltd.	17,535
2,173		Advanta Corp., Class A	17,840
2,434	[2,3]	Affiliated Managers Group	150,178
896		Alabama National Bancorp	27,418
219	[2]	Alexander's, Inc.	13,184
1,550		Alexandria Real Estate Equities, Inc.	62,310
4,031		Alfa Corp.	85,860
2,680		Amcore Financial, Inc.	58,719
5,300		AmerUs Group Co.	160,431
3,176		American Capital Strategies Ltd.	78,670
3,649	[3]	American Financial Holdings, Inc.	92,612
1,700	[2]	American Physicians Capital, Inc.	39,100
400	[2]	American Realty Investors, Inc.	4,940
1,288		Amli Residential Properties Trust	30,049
2,005		Anchor Bancorp Wisconsin, Inc.	31,579
1,009		Andover Bancorp, Inc.	50,097
4,600		Annaly Mortgage Management, Inc.	63,250
3,300		Anthracite Capital, Inc.	32,802
1,547		Area Bancshares Corp.	26,144
2,169		Argonaut Group, Inc.	36,396
630	[3]	Arrow Financial Corp.	17,791
1,600		Associated Estates Realty Corp.	13,984
4,200	[2]	Associates First Capital Corp.	42
500	[2]	Avatar Holdings, Inc.	12,105
600		BKF Capital Group, Inc.	15,630
1,230	[2]	BOK Financial Corp.	38,130
5,964	[3]	BRE Properties, Inc., Class A	172,956
881		BSB Bancorp, Inc.	19,629
719		Baldwin & Lyons, Inc., Class B	16,106
389		BancFirst Corp.	13,518
800		BancFirst Ohio Corp.	17,600
8,681		Bancorpsouth, Inc.	132,819
1,192		Bank Granite Corp.	25,437
1,100		Bank Mutual Corp.	17,930
3,288	[2]	Bank United Corp.	263
3,800		BankAtlantic Bancorp, Inc., Class A	30,780
1,900		BankUnited Financial Corp., Class A	27,740
1,100		Banner Corp.	19,107
6,485		Bay View Capital Corp.	45,590
1,473		Bedford Property Investors, Inc.	30,138
2,360	[3]	Berkley, (W. R) Corp.	125,576
2,000	[3]	Boston Private Financial Holdings	40,620
1,731		Boykin Lodging Co.	13,761
2,534		Brandywine Realty Trust	50,021
1,235		Brookline Bancorp, Inc.	18,710
2,552		Brown & Brown	146,485
2,377		Burnham Pacific Properties, Inc.	11,647
2,064		CBL & Associates Properties, Inc.	60,104
900		CCBT Financial Cos., Inc.	21,087
1,600		CFS Bancorp, Inc.	21,504
1,572		CNA Surety Corp.	21,929
784		CPB, Inc.	23,544
2,123		CVB Financial Corp.	47,216
4,267		Cabot Industrial Trust	101,640
3,461	[2]	Cadiz, Inc.	29,765
4,637		Camden Property Trust	161,368
2,972		Capital Automotive	57,508
670		Capital City Bank Group, Inc.	14,907
4,055		Capital Federal Financial	80,978
900		Capitol Transamerica Corp.	14,670
884	[3]	Capstead Mortgage Corp.	25,035
2,357		Cash America International, Inc.	18,856
761		Cathay Bancorp, Inc.	44,823
2,005		Centennial Bancorp	14,095
2,676		CenterPoint Properties Corp.	124,434
600	[2]	Central Coast Bancorp	11,994
3,260		Charter Municipal Mortgage Acceptance Co.	51,573
2,143		Chateau Communities, Inc.	67,504
1,917		Chelsea Property Group, Inc.	85,882
2,235		Chemical Financial Corp.	60,993
3,138		Chittenden Corp.	77,634
5,836	[3]	Citizens Banking Corp.	176,948
2,000	[2]	Citizens, Inc., Class A	17,600
988		City Bank Lynwood, WA	24,433
1,700	[2]	City Holding Co.	16,320
800	[2]	Clark/Bardes, Inc.	17,600
750		CoBiz, Inc.	10,425
400		Coastal Bancorp, Inc.	11,900
14,261		Colonial BancGroup, Inc.	179,689
2,284	[3]	Colonial Properties Trust	68,177
1,300	[2,3]	Columbia Banking Systems, Inc.	15,600
3,289	[3]	Commerce Group, Inc.	119,884
200		Commercial Bank of New York	6,408
6,374	[3]	Commercial Federal Corp.	159,095
3,086	[3]	Commercial Net Lease Realty	40,025
900		Commonwealth Bancorp	19,008
1,100		Community Bank System, Inc.	29,865
700		Community Banks, Inc.	17,185
4,901	[3]	Community First Bankshares, Inc.	117,722
1,100		Community Trust Bancorp, Inc.	24,200
1,067	[2]	CompuCredit Corp.	6,562
1,100		Connecticut Bancshares, Inc.	25,608
4,878		Cornerstone Realty Income Trust, Inc.	52,146
900		Corporate Office Properties Trust	9,945
3,197	[2]	Corrections Corp. America	56,267
1,281		Corus Bankshares, Inc.	53,674
3,679		Cousins Properties, Inc.	89,069
3,562		Crawford & Co., Class B	42,388
1,325	[2]	Credit Acceptance Corp.	10,865
2,200		Crown American Realty Trust	15,686
1,226	[2]	DVI, Inc.	19,309
1,917	[3]	Delphi Financial Group, Inc., Class A	58,277
5,256	[3]	Developers Diversified Realty	95,659
2,105		Dime Community Bancorp, Inc.	51,046
4,610		Doral Financial Corp.	160,751
2,721		Downey Financial Corp.	95,616
3,237		East West Bancorp, Inc.	73,124
1,587		EastGroup Properties, Inc.	33,168
1,532		Entertainment Properties Trust	25,584
5,891		Equity Inns, Inc.	46,775
100	[3]	Equity One, Inc.	1,200
2,023		Essex Property Trust, Inc.	94,778
1,111		F & M Bancorp	29,986
1,228	[3]	FBL Financial Group, Inc., Class A	21,060
2,693	[3]	FNB Corp.	65,601
704		Farmers Capital Bank Corp.	25,013
1,100	[2]	Federal Agricultural Mortgage Association, Class C	48,180
3,745		Federal Realty Investment Trust	81,716
4,292	[3]	FelCor Lodging Trust, Inc.	59,616
1,600		Fidelity Bankshares, Inc.	23,840
1,629	[2,3]	Financial Federal Corp.	40,725
900		Financial Institutions, Inc.	18,684
5,500	[2]	Finova Group, Inc.	5,445
7,324	[3]	First American Financial Corp.	121,945
700		First Bancorp, Inc.	15,778
100	[2]	First Banks America, Inc.	3,045
964		First Busey Corp.	18,364
3,286		First Charter Corp.	53,562
667		First Citizens Bancshares, Inc., Class A	62,698
6,131		First Commmonwealth Financial Corp.	68,667
800		First Community Bancshares, Inc.	23,080
600		First Essex Bancorp, Inc.	15,780
1,516		First Federal Capital Corp.	22,316
3,841		First Financial Bancorp	59,535
1,087		First Financial Bankshares, Inc.	32,458
744		First Financial Corp.	29,165
1,372		First Financial Holdings, Inc.	34,080
987		First Indiana Corp.	23,974
4,488		First Industrial Realty Trust	123,420
1,161		First Merchants Corp.	26,691
5,117		First Midwest Bancorp, Inc.	171,010
969		First Niagra Financial Group, Inc.	16,027
1,500		First Place Financial Corp.	23,400
1,100	[2]	First Republic Bank	22,165
2,633		First Sentinel Bancorp, Inc.	31,728
2,538		FirstFed Financial Corp.	56,445
2,224		Firstbank Corp.	61,093
650		Flagstar Bancorp, Inc.	16,282
1,050		Flushing Financial Corp.	18,795
1,906		Forest City Enterprises, Inc., Class A	92,536
5,733		Fremont General Corp.	28,722
2,467	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	11,842
2,596		Frontier Financial Corp.	71,156
3,100	[2]	Frontline Capital Group	434
822		GBC Bancorp	22,868
522	[2]	Gabelli Asset Management, Inc., Class A	19,418
2,507	[3]	Gables Residential Trust	67,438
900		German American Bancorp	15,300
1,900		Getty Realty Holding Corp.	32,566
1,400		Glacier Bancorp, Inc.	22,666
1,993		Glenborough Realty Trust, Inc.	34,658
3,965		Glimcher Realty Trust	64,788
3,010		Gold Banc Corp., Inc.	22,485
584		Great American Financial Resources, Inc.	10,249
1,262		Great Lakes REIT, Inc.	20,179
600		Great Southern Bancorp, Inc.	18,150
6,840	[3]	Greater Bay Bancorp	155,884
13,561		HRPT Properties Trust	110,522
769		Hancock Holding Co.	29,914
2,275		Harbor Florida Bancshares, Inc.	38,106
3,854		Harleysville Group, Inc.	92,650
1,892		Harleysville National Corp.	40,489
3,321		Health Care REIT, Inc.	86,014
4,220		Healthcare Realty Trust, Inc.	113,940
6,869		Highwoods Properties, Inc.	162,108
1,848		Hilb Rogal & Hamilton Co.	107,055
1,815		Home Properties of New York, Inc.	55,557
4,193		Horace Mann Educators Corp.	79,457
1,600		Hudson River Bancorp, Inc.	32,960
5,940		Hudson United Bancorp	154,381
7,352	[2]	INMC Mortgage Holdings, Inc.	188,799
3,032		IRT Property Co.	32,321
600		Iberiabank Corp.	16,638
7,372	[3]	Independence Community Bank	179,287
1,200	[3]	Independent Bank Corp.-Massachusetts	23,340
1,260		Independent Bank Corp.-Michigan	34,297
2,301		Innkeepers USA Trust	15,946
1,913	[2]	Insignia Financial Group, Inc.	17,982
1,762		Integra Bank Corp.	38,517
1,755		International Bancshares Corp.	65,339
2,200	[3]	Investors Real Estate Trust	19,954
1,607	[3]	Irwin Financial Corp.	24,908
3,323		JDN Realty Corp.	35,290
1,072		JP Realty, Inc.	22,512
2,925		Jefferies Group, Inc.	97,022
3,083	[2,3]	Jones Lang LaSalle, Inc.	46,091
655		Kansas City Life Insurance Co.	24,359
700		Keystone Property Trust	8,680
3,496		Kilroy Realty Corp.	81,841
2,729		Koger Equity, Inc.	45,547
2,000		Kramont Realty Trust	24,980
2,921		LNR Property Corp.	80,474
16,668	[2]	La Quinta Properties	89,174
2,620		LaSalle Hotel Properties	21,484
1,155		Lakeland Bancorp, Inc.	17,648
1,939		LandAmerica Financial Group, Inc.	50,782
1,930		Lexington Corporate Properties Trust	27,020
1,900	[2]	Local Financial Corp.	23,465
1,952		MAF Bancorp, Inc.	54,656
600	[2]	MB Financial, Inc.	15,420
4,291	[3]	Macerich Co. (The)	103,842
1,000		Main Street Banks, Inc.	16,500
1,451		Manufactured Home Communities, Inc.	44,328
1,367		Medallion Financial Corp.	11,141
600		Medford Bancorp, Inc.	11,478
100	[2]	Meemic Holdings, Inc.	2,458
5,365		MeriStar Hospitality Corp.	50,967
700		MicroFinancial, Inc.	6,930
932		Mid American Bancorp	21,902
1,381		Mid-American Apartment Communities, Inc.	33,945
1,300		Mid-Atlantic Realty Trust	18,200
2,240		Mid-State Bancshares	35,840
394		Midland Co.	14,479
600		Midwest Banc Holdings, Inc.	12,384
1,774		Mills Corp.	38,744
1,500		Mission West Properties, Inc.	18,135
598		Mississippi Valley Bancshares, Inc.	22,676
500		NBC Capital Corp.	15,690
2,523	[3]	NBT Bancorp, Inc.	33,480
981		National Golf Properties, Inc.	14,784
2,121	[2]	National Health Investors, Inc.	29,673
1,771		National Penn Bancshares, Inc.	40,892
191	[2]	National Western Life Insurance Co., Class A	19,482
4,901		Nationwide Health Properties, Inc.	96,550
3,817	[2,3]	Net.B@nk, Inc.	31,414
1,700	[2,3]	New Century Financial Corp.	19,295
9,846	[3]	New York Community Bancorp, Inc.	246,839
4,668	[2,3]	NextCard, Inc.	4,061
1,300		Northwest Bancorp, Inc.	12,805
300		Nymagic, Inc.	5,544
739		OceanFirst Financial Corp.	18,054
3,805	[2]	Ocwen Financial Corp.	32,723
7,119	[2]	Ohio Casualty Corp.	108,565
600		Old Second Bancorp, Inc.	20,700
839		Omega Financial Corp.	25,799
1,084		Oriental Financial Group	21,073
1,151		PFF Bancorp, Inc.	28,775
1,166	[2]	PICO Holdings, Inc.	13,036
1,719		PMA Capital Corp.	28,639
1,129		PS Business Parks, Inc.	31,691
2,738		Pacific Capital Bancorp	72,146
2,554		Pacific Gulf Properties, Inc.	4,533
1,414		Pacific Northwest Bancorp	28,569
3,391		Pan Pacific Retail Properties, Inc.	94,100
1,204		Park National Corp.	110,467
840		Parkway Properties, Inc.	25,872
600	[3]	PennFed Financial Services, Inc.	11,778
1,269		Pennsylvania REIT	28,108
600	[3]	Peoples Holding Co.	20,694
1,368	[2]	Philadelphia Consolidated Holding Corp.	53,612
6,100	[2]	Pinnacle Holdings, Inc.	3,660
1,300		Port Financial Corp.	33,150
4,300		Post Properties, Inc.	146,028
4,236		Prentiss Properties Trust	107,594
2,153		Presidential Life Corp.	37,484
2,305		Prime Group Realty Trust	22,013
2,380	[2,3]	ProAssurance Corp.	33,368
1,588		Promistar Financial Corp.	35,524
600		Prosperity Bancshares, Inc.	16,452
300		Provident Bancorp, Inc.	6,825
3,615		Provident Bankshares Corp.	79,602
400	[2]	Quaker City Bancorp, Inc.	12,116
1,015		R&G Financial Corp., Class B	18,808
4,331		RFS Hotel Investors, Inc.	40,062
655		RLI Corp.	26,364
4,741		Raymond James Financial, Inc.	138,579
3,043		Realty Income Corp.	87,030
3,788	[3]	Reckson Associates Realty Corp.	87,124
600		Redwood Trust, Inc.	14,820
2,338		Regency Centers Corp.	57,865
700		Republic Bancorp, Inc.	8,561
5,985		Republic Bancorp, Inc.	88,279
500	[2]	Republic Bancshares, Inc.	7,125
1,700	[2]	ResortQuest International, Inc.	7,905
1,320		Riggs National Corp.	18,678
400		Royal Bancshares Of Pennsylvania	7,056
2,471		S & T Bancorp, Inc.	57,525
600		S.Y. Bancorp, Inc.	19,800
894		SCPIE Holdings, Inc.	13,848
2,663	[3]	SL Green Realty Corp.	79,411
1,413		Sandy Spring Bancorp, Inc.	57,099
789		Santander BanCorp	15,307
1,129		Saul Centers, Inc.	21,677
400		Seacoast Banking Corp., Class A	16,744
3,824		Seacoast Financial Services Corp.	57,360
900		Second Bancorp, Inc.	19,521
2,596		Selective Insurance Group, Inc.	55,762
2,643		Senior Housing Properties Trust	33,566
3,978		Shurgard Storage Centers, Inc., Class A	119,579
5,524	[3]	Silicon Valley Bancshares	129,483
700		Simmons 1st National Corp., Class A	22,246
2,298		Smith (Charles E.) Residential Realty, Inc.	109,040
5,443	[2]	Soundview Technology Group, Inc.	10,940
5,698	[3]	South Financial Group, Inc.	90,883
3,395	[2,3]	Southwest Bancorp. of Texas, Inc.	97,403
1,342	[3]	Southwest Securities Group, Inc.	23,487
1,255	[3]	Sovran Self Storage, Inc.	35,617
700		St. Francis Capital Corp.	14,175
3,820		StanCorp Financial Group, Inc.	169,608
1,247		State Auto Financial Corp.	17,595
3,603		Staten Island Bancorp, Inc.	104,271
800		Sterling Bancorp	21,440
4,675		Sterling Bancshares, Inc.	55,679
1,200		Sterling Financial Corp.	26,448
1,577	[2]	Stewart Information Services Corp.	30,121
2,235		Storage USA, Inc.	89,735
600		Suffolk Bancorp	26,316
2,565		Summit Properties, Inc.	58,097
1,966		Sun Communities, Inc.	73,725
4,139	[3]	Susquehanna Bankshares, Inc.	87,540
495		Tanger Factory Outlet Centers, Inc.	10,098
2,946		Taubman Centers, Inc.	39,653
2,031		Texas Regional Bancshares, Inc., Class A	68,038
1,945		The Trust Company of New Jersey	47,750
4,100		Thornburg Mortgage Asset Co.	72,898
700		Tompkins County Trust Co., Inc.	26,250
1,416	[3]	Town & Country Trust	28,589
2,325	[2,3]	Trammell Crow Co.	22,808
502	[2,3]	Trendwest Resorts, Inc.	14,051
1,167	[2]	Triad Guaranty, Inc.	38,453
400		Troy Financial Corp.	8,720
7,431		Trustco Bank Corp.	88,579
2,565	[3]	Tucker Anthony Sutro Corp.	61,457
2,680	[3]	UCBH Holdings, Inc.	77,720
3,958	[2]	UICI	59,964
2,229		UMB Financial Corp.	93,663
1,000		UNB Corp.	17,000
1,800		US Restaurant Properties	25,740
1,092		USB Holdings Co., Inc.	14,851
1,500	[3]	Umpqua Holdings Corp.	18,510
5,389	[3]	United Bankshares, Inc.	146,581
3,172		United Community Financial Corp.	21,887
12,820	[3]	United Dominion Realty Trust, Inc.	183,198
700		United Fire & Casualty Co.	19,047
1,516		United National Bancorp	37,036
4,400	[2]	Universal American Financial Corp.	27,808
2,000		Universal Health Realty Trust, Inc.	49,960
6,225		Ventas, Inc.	77,501
3,300		Vesta Insurance Group, Inc.	42,042
2,831		W Holding Co., Inc.	40,370
1,061	[2]	WFS Financial, Inc.	21,644
800		WSFS Financial Corp.	14,360
3,151		Walter Industries, Inc.	33,054
4,002		Washington REIT	96,648
1,200		Washington Trust Bancorp	21,840
3,600		Waypoint Financial Corp.	50,184
3,546		Weingarten Realty Investors	177,442
1,835		Wesbanco, Inc.	35,012
1,600	[3]	West Coast Bancorp	20,656
4,353		WestAmerica Bancorporation	159,059
1,047		Westcorp, Inc.	19,055
3,451		Whitney Holding Corp.	135,486
1,400		Winston Hotels, Inc.	9,856
1,200		Wintrust Financial Corp.	34,176
1,200	[2]	World Acceptance Corp.	9,672
879		Zenith National Insurance Corp.	22,511
2,659	[2]	eSpeed, Inc., Class A	14,226
381		usa education, inc	27,424

		Total	17,631,375

		Healthcare--12.4%
700	[2,3]	1-800 CONTACTS, Inc.	9,891
600	[2]	3 Dimentional Pharmaceuticals, Inc.	5,154
3,912	[2]	ATS Medical, Inc.	14,905
5,900	[2]	AVANIR Pharmaceuticals, Class A	19,470
1,500	[2]	AVI BioPharma, Inc.	11,549
1,994	[2,3]	Abiomed, Inc.	43,350
2,368	[2]	Acacia Research Corp.	30,168
2,778	[2]	Accredo Health, Inc.	94,785
3,661	[2]	Aclara Biosciences, Inc.	19,037
4,000	[2]	Adolor Corp.	61,400
700	[2]	Advanced Neuromodulation Systems, Inc.	17,710
6,397	[2]	Advanced Tissue Sciences, Inc., Class A	28,723
1,800	[2]	Aksys Ltd.	9,198
2,194	[2]	Albany Molecular Research, Inc.	60,774
1,603	[2]	Alexion Pharmaceuticals, Inc.	27,588
2,200	[2,3]	Align Technology, Inc.	9,592
3,045		Alpharma, Inc., Class A	84,347
2,955	[2]	AmeriPath, Inc.	83,065
1,000	[2]	American Healthcorp, Inc.	40,580
3,300	[2,3]	American Medical Systems Holdings, Inc.	62,700
2,600	[2]	Amsurg Corp.	63,518
7,120	[2,3]	Amylin Pharmaceuticals, Inc.	57,743
1,434	[2,3]	Antigenics, Inc.	20,951
1,393	[2,3]	Aphton Corp.	19,502
1,700	[2]	Applied Molecular Evolution	16,269
4,456	[2]	Apria Healthcare Group, Inc.	102,488
2,700	[2]	ArQule, Inc.	24,840
1,800	[2,3]	Arena Pharmaceuticals, Inc.	20,340
2,602	[2]	Ariad Pharmaceutiacals, Inc.	10,226
2,400	[2]	Array BioPharma, Inc.	24,720
1,687		Arrow International, Inc.	64,190
2,062	[2,3]	Arthrocare Corp.	40,725
1,310	[2]	Aspect Medical Systems, Inc.	11,842
2,300	[2]	Atrix Labs, Inc.	57,730
7,863	[2,3]	Avant Immunotherapeutics, Inc.	26,734
1,975	[2]	Avigen, Inc.	18,506
1	[2]	Barr Laboratories, Inc.	47
10,246	[2,3]	Beverly Enterprises, Inc.	76,743
870	[2]	Bio Rad Laboratories, Inc., Class A	53,940
6,057	[2]	Bio-Technology General Corp.	43,308
2,194	[2]	BioMarin Pharmaceutical, Inc.	25,012
300	[2]	BioSphere Medical, Inc.	2,655
2,081	[2,3]	Biopure Corp.	41,641
1,203	[2]	Biosite Diagnostics, Inc.	18,779
953	[2]	Bone Care International, Inc.	17,678
800	[2]	Boron, LePore & Associates, Inc.	10,280
5,600	[2]	Bruker Daltonics, Inc.	128,800
2,402	[2,3]	CONMED Corp.	40,522
2,157	[2]	CV Therapeutics, Inc.	85,072
2,820	[2,3]	Caliper Technologies Corp.	34,037
2,971	[2,3]	CardioDynamics International Corp.	14,558
4,390	[2,3]	Cell Genesys, Inc.	78,581
2,818	[2,3]	Cell Pathways, Inc.	11,385
3,706	[2]	Cell Therapeutics, Inc.	111,291
1,452	[2,3]	Cerus Corp.	66,690
4,600	[2]	Charles River Laboratories International, Inc.	154,560
1,600	[2]	Cima Labs, Inc.	86,480
1,700	[2]	Ciphergen Biosystems, Inc.	7,565
504	[2,3]	Closure Medical Corp.	8,548
1,000		Cobalt Corp.	5,450
2,588	[2]	Columbia Laboratories, Inc.	11,905
6,600	[2,3]	Computerized Thermal Imaging, Inc.	8,976
1,400	[2,3]	Conceptus, Inc.	20,370
4,193	[2]	Connetics Corp.	33,460
1,443		Cooper Companies, Inc.	69,264
4,431	[2,3]	Corixa Corp.	57,470
4,000	[2]	Corvas International	22,280
714	[2]	Corvel Corp.	21,420
6,443	[2,3]	Covance, Inc.	118,229
7,975	[2]	Coventry Health Care, Inc.	170,984
1,613	[2]	Cryolife, Inc.	52,906
2,938	[2,3]	Cubist Pharmaceuticals, Inc.	118,401
3,300	[2]	Curis, Inc.	14,058
1,998	[2]	Cyberonics, Inc.	31,409
4,381	[2]	Cygnus, Inc.	21,905
8,027	[2]	Cytogen Corp.	16,696
1,390	[2]	DUSA Pharmaceuticals, Inc.	13,622
1,159		Datascope Corp.	38,815
3,100	[2]	Decode Genetics, Inc., ADR	24,800
1,100	[2]	Deltagen, Inc.	10,120
1,600	[2]	Dendreon Corp.	14,000
2,636	[3]	Diagnostic Products Corp.	116,248
700	[2,3]	Dianon Systems, Inc.	32,270
1,396	[2]	Digene Corp.	49,488
3,425	[2]	Diversa Corp.	39,799
1,900	[2]	Durect Corp.	14,060
2,000	[2]	Dyax Corp.	15,960
900	[2,3]	Dynacq International, Inc.	15,867
6,547	[2]	Edwards Lifesciences Corp.	166,294
1,858	[2]	Emisphere Technologies, Inc.	44,685
1,800	[2,3]	Endo Pharmaceuticals Holdings, Inc.	17,730
1,651	[2]	Endocare, Inc.	36,652
2,153	[2,3]	Entremed, Inc.	25,082
2,235	[2,3]	Enzo Biochem, Inc.	45,862
2,100	[2]	Esperion Therapeutics, Inc.	13,755
400	[2]	Exact Sciences Corp.	3,240
3,555	[2]	Exelixis, Inc.	47,637
1,100	[2]	First Horizon Pharmaceutical Corp.	28,985
1,200	[2]	GenStar Therapeutics Corp.	2,880
1,900	[2,3]	Genaissance Pharmaceuticals, Inc.	11,362
2,723	[2]	Gene Logic, Inc.	36,488
4,200	[2]	Genelabs Technologies, Inc.	8,400
1,000	[2]	Genencor International, Inc.	12,510
3,261	[2]	Genome Therapeutics Corp.	22,892
2,747	[2,3]	Genta, Inc.	37,826
2,600	[2]	Gentiva Health Services, Inc.	44,200
3,700	[2]	Genzyme Corp.	20,350
1,500	[2]	Genzyme Molecular Oncology	14,295
2,071	[2]	Genzyme Transgenics Corp.	7,269
2,640	[2,3]	Geron Corp.	30,677
3,230	[2]	Guilford Pharmaceuticals, Inc.	35,078
2,664	[2]	Haemonetics Corp.	101,498
1,200	[2,3]	Harvard Bioscience, Inc.	12,924
2,100	[2,3]	HealthExtras, Inc.	12,243
1,900	[2,3]	Hemispherx Biopharma, Inc.	7,657
5,758		Hooper Holmes, Inc.	39,442
1,833	[2,3]	Hyseq, Inc.	16,754
1,736	[2]	I-Stat Corp.	10,850
900	[2]	ICU Medical, Inc.	39,591
4,176	[2,3]	IDEXX Laboratories, Inc.	105,235
2,125	[2]	INAMED Corp.	40,481
1,610	[2,3]	Igen International, Inc.	47,350
3,275	[2,3]	Ilex Oncology, Inc.	85,510
1,900	[2]	Illumina, Inc.	19,019
9,643	[2]	Imatron, Inc.	17,454
3,246	[2]	Immune Response Corp.	4,479
4,745	[2,3]	Immunogen, Inc.	68,755
4,663	[2]	Immunomedics, Inc.	85,333
1,664	[2,3]	Impath, Inc.	61,352
1,800	[2]	Impax Laboratories, Inc.	16,326
3,500	[2]	InKine Pharmaceutical Co., Inc.	7,070
7,300	[2]	Incyte Genomics, Inc.	108,770
3,400	[2,3]	Insmed, Inc.	14,042
1,600	[2]	Inspire Pharmaceuticals, Inc.	18,720
1,300	[2,3]	Integra Lifesciences Corp.	38,220
3,148	[2,3]	InterMune, Inc.	137,473
4,900	[2]	Interneuron Pharmaceuticals	36,750
3,100	[2]	Intuitive Surgical, Inc.	28,520
2,663		Invacare Corp.	89,211
2,800	[2,3]	Inverness Medical Technology, Inc.	107,100
4,178	[2,3]	Isis Pharmaceuticals, Inc.	86,735
2,446	[2]	KV Pharmaceutical Co., Class B	69,222
1,500	[2,3]	Kendle International, Inc.	29,715
1,300	[2]	Keryx Biopharmaceuticals, Inc.	7,072
778	[2]	Kos Pharmaceuticals, Inc.	21,823
1,400	[2]	Kosan Biosciences, Inc.	10,038
3,300	[2]	La Jolla Pharmaceutical Co.	18,414
1,300	[2]	Large Scale Biology Corp.	4,251
4,350	[2,3]	Lexicon Genetics, Inc.	42,804
4,081	[2,3]	LifePoint Hospitals, Inc.	127,246
5,153	[2]	Ligand Pharmaceuticals, Inc., Class B	69,411
2,139	[2,3]	Luminex Corp.	36,363
2,862	[2,3]	MGI PHARMA, Inc.	36,090
2,200	[2,3]	Macrochem Corp.	4,730
2,400	[2]	Magellan Health Services, Inc.	23,400
2,066	[2]	Martek Biosciences Corp.	42,229
2,693	[2]	Matrix Pharmaceuticals, Inc.	1,939
2,409	[2,3]	Maxim Pharmaceuticals, Inc.	11,925
1,279	[2,3]	Maximus, Inc.	52,592
3,007	[2]	Maxygen, Inc.	43,421
1,100	[2]	Med-Design Corp.	22,055
2,200	[2,3]	Medicines Co.	15,466
2,788	[3]	Mentor Corp.	77,841
4,919	[2]	Mid Atlantic Medical Services, Inc.	91,247
1,192		Mine Safety Appliances Co.	50,898
2,224	[2,3]	Miravant Medical Technologies	18,237
1,571	[2]	Molecular Devices Corp.	25,434
3,903	[2]	NABI, Inc.	30,443
2,939	[2,3]	NPS Pharmaceuticals, Inc.	106,186
2,400	[2]	NaPro BioTherapeutics, Inc.	21,600
2,066	[2,3]	Nanogen, Inc.	18,801
800	[2]	National Healthcare Corp.	12,800
1,500	[2]	NeoPharm, Inc.	23,670
1,531	[2,3]	Neose Technologies, Inc.	44,950
2,818	[2,3]	Neurocrine Biosciences, Inc.	118,553
1,283	[2]	Neurogen Corp.	24,672
700	[2]	North American Scientific, Inc.	6,335
1,100	[2,3]	Northfield Laboratories, Inc.	15,125
2,100	[2]	Novavax, Inc.	25,704
2,301	[2]	Noven Pharmaceuticals, Inc.	49,333
2,249	[2,3]	Novoste Corp.	25,976
2,317	[2]	Ocular Sciences, Inc.	53,453
3,100	[2,3]	Onyx Pharmaceuticals, Inc.	13,175
1,100	[2]	Option Care, Inc.	18,865
3,600	[2]	OraSure Technologies, Inc.	37,548
5,472	[2,3]	Orchid Biosciences, Inc.	21,888
3,124	[2]	Organogenesis, Inc.	12,121
3,526	[3]	Owens & Minor, Inc.	62,093
776	[2,3]	PDI, Inc.	21,720
9,061	[2]	PSS World Medical, Inc.	81,821
3,700	[2,3]	PacifiCare Health Systems, Inc.	61,272
1,600	[2]	Pain Therapeutics, Inc.	10,336
1,845	[2]	Paradigm Genetics, Inc.	10,590
3,405	[2,3]	Parexel International Corp.	50,837
2,100	[2,3]	Pediatrix Medical Group	60,984
1,400	[2]	Penwest Pharmaceuticals Co.	23,240
10,013	[2,3]	Peregrine Pharmaceuticals, Inc.	14,118
7,874	[2]	Perrigo Co.	116,456
1,900	[3]	Pharmaceutical Resources, Inc.	65,170
2,832	[2]	Pharmacopedia, Inc.	44,746
2,120	[2,3]	Pharmacyclics, Inc.	46,068
5,600	[2,3]	Pharmos Corp.	11,424
1,277	[2,3]	PolyMedica Industries, Inc.	21,071
1,700	[2,3]	Possis Corp.	21,981
2,000	[2]	Pozen, Inc.	11,200
7,061	[2]	Praecis Pharmaceuticals, Inc.	30,574
800	[2]	Progenics Pharmaceuticals, Inc.	12,832
3,327	[2,3]	Province Heathcare Co.	91,659
1,300	[2,3]	Regeneration Technologies, Inc.	14,131
3,312	[2]	Regeneron Pharmaceuticals, Inc.	73,195
1,599	[2,3]	RehabCare Group, Inc.	40,615
5,899	[2]	Renal Care Group, Inc.	185,229
3,742	[2]	Respironics, Inc.	126,031
1,150	[2]	Ribozyme Pharmaceuticals, Inc.	6,429
2,700	[2]	Rigel Pharmaceuticals, Inc.	15,930
636	[2]	RightCHOICE Managed Care, Inc.	42,548
500	[2]	SRI/Surgical Express, Inc.	12,290
2,403	[2,3]	SangStat Medical Corp.	54,404
1,000	[2]	Sangamo BioSciences, Inc.	8,020
3,291	[2,3]	SciClone Pharmaceuticals, Inc.	10,038
5,000	[2,3]	Scios, Inc.	115,500
700	[2]	Seattle Genetics, Inc.	3,360
1,500	[2]	Select Medical Corp.	26,235
1,900	[2,3]	Sequenom, Inc.	14,212
2,500	[2]	Serologicals Corp.	44,125
2,400	[2]	Sierra Health Services, Inc.	17,760
2,300	[2]	Sola International, Inc.	36,754
1,087	[2,3]	SonoSight, Inc.	22,544
500	[2]	Specialty Labratories, Inc.	14,405
7,126	[2]	Steris Corp.	159,622
12,360	[2]	Stewart Enterprises, Inc., Class A	74,902
1,788	[2,3]	Sunrise Assisted Living, Inc.	53,443
2,426	[2]	SuperGen, Inc.	24,818
1,332	[2]	SurModics, Inc.	47,672
4,000	[2]	Sybron Dental Specialties, Inc.	82,000
2,500	[2]	Syncor International Corp.	72,500
3,000	[2,3]	Tanox, Inc.	50,970
3,834	[2]	Targeted Genetics Corp.	10,352
5,000	[2,3]	Techne Corp.	150,700
1,700	[2]	Telik, Inc.	13,345
4,484	[2]	Texas Biotechnology Corp.	25,918
2,993	[2]	Theragenics Corp.	26,638
800	[2]	Third Wave Technologies, Inc.	7,080
4,430	[2,3]	Thoratec Laboratories Corp.	86,385
2,587	[2]	Titan Pharmaceuticals, Inc.	18,497
1,900	[2,3]	Transgenomic, Inc.	19,969
2,403	[2,3]	Transkaryotic Therapies, Inc.	91,458
2,500	[2]	TriPath Imaging, Inc.	15,025
2,915	[2]	Triangle Pharmaceuticals, Inc.	10,931
1,890	[2]	Trimeris, Inc.	75,035
2,545	[2,3]	Tularik, Inc.	58,535
950	[2,3]	U.S. Physical Therapy, Inc.	16,720
12,354	[2]	US Oncology, Inc.	64,859
1,473	[2,3]	United Therapeutics Corp.	13,920
1,500	[2]	UroCor, Inc.	26,745
1,700	[2,3]	Urologix, Inc.	25,619
500	[2]	V.I. Technologies, Inc.	3,690
3,600	[2]	VIDAMED, Inc.	18,036
5,243	[2]	VISX, Inc.	61,605
3,065	[2]	Valentis, Inc.	9,777
5,928	[2]	Vasomedical, Inc.	16,895
1,358	[2,3]	VaxGen, Inc.	16,690
1,274	[2,3]	Ventana Medical Systems	26,996
1,580	[2]	Ventiv Health, Inc.	6,273
1,400	[2]	Versicor, Inc.	21,140
2,087	[2]	Vical, Inc.	26,818
2,700	[2]	Vion Pharmaceuticals, Inc.	14,796
1,900	[2,3]	ViroPharma, Inc.	47,557
501		Vital Signs, Inc.	13,552
400	[2,3]	Vysis, Inc.	12,196
992	[3]	West Pharmaceutical Services, Inc.	24,205
894	[2]	Zoll Medical Corp.	30,173
1,000	[2]	aaiPharma, Inc.	19,990

		Total	10,874,782

		Industrials--13.6%
800	[2]	3D Systems Corp.	8,856
2,467		AAR Corp.	18,749
2,452		ABM Industries, Inc.	66,940
8,473		AGCO Corp.	97,948
1,320	[2]	AMERCO	24,077
4,245	[3]	AMETEK, Inc.	114,615
3,900	[2]	ANC Rental Corp.	2,730
3,600	[2]	Active Power, Inc.	18,756
2,326	[2,3]	Administaff, Inc.	52,312
1,869	[2,3]	Advanced Energy Industries, Inc.	37,548
6,394	[2]	Aeroflex, Inc.	93,800
7,294	[2]	AirTran Holdings, Inc.	27,571
4,966		Airborne, Inc.	49,610
3,151	[2,3]	Alaska Air Group, Inc.	76,884
1,556	[2]	Albany International Corp., Class A	30,342
5,359		Alexander and Baldwin, Inc.	119,345
2,313	[2]	Alliant Techsystems, Inc.	201,832
700	[2]	Ambassadors International	10,185
6,253	[2]	America West Holdings Corp., Class B	12,443
2,721	[2]	American Superconductor Corp.	29,006
800		American Woodmark Corp.	27,648
300	[2]	Amtran, Inc.	1,779
3,800		Apogee Enterprises, Inc.	53,048
3,100		Arbitron, Inc.	83,700
2,384	[2]	Arkansas Best Corp.	56,072
2,220	[2,3]	Armor Holdings, Inc.	53,902
3,995	[2,3]	Armstrong World Industries, Inc.	11,186
2,835		Arnold Industries, Inc.	61,293
4,738	[2]	Artesyn Technologies, Inc.	34,161
1,561	[2]	Astec Industries, Inc.	19,981
1,300	[2,3]	AstroPower, Inc.	50,063
4,238	[2,3]	Atlantic Coast Airlines	79,590
1,670	[2,3]	Atlas Air, Inc.	21,560
783	[2]	Aura Systems, Inc., Warrants 5/31/2005	0
1,900		Aviall, Inc.	9,158
3,800	[2]	BE Aerospace, Inc.	30,856
2,800		BMC Industries, Inc.	5,600
2,476		Baldor Electric Co.	47,094
3,300		Banta Corp.	95,865
1,678		Barnes Group, Inc.	33,828
3,208	[2]	Beacon Power Corp.	3,208
3,313	[3]	Belden, Inc.	66,293
3,355		Bowne & Co., Inc.	35,060
1,887		Brady (W.H.) Co.	59,648
2,623	[3]	Briggs & Stratton Corp.	98,520
1,073	[2]	Bright Horizons Family Solutions, Inc.	27,265
500		Butler Manufacturing Co.	11,650
2,729		C&D Technologies, Inc.	56,545
1,020	[2]	CCC Information Service Group, Inc.	5,967
1,151	[2]	CDI Corp.	20,258
900		CIRCOR International, Inc.	15,885
2,309		CLARCOR, Inc.	56,801
667		CPI Corp.	10,672
4,508	[2]	Career Education Corp.	117,524
3,880	[3]	Carlisle Cos., Inc.	115,934
1,909	[2]	Casella Waste Systems, Inc.	22,316
2,800	[2]	Catalytica Energy Systems, Inc.	17,640
1,765	[3]	Central Parking Corp.	26,828
7,859	[2]	Century Business Services, Inc.	13,989
863		Chemed Corp.	24,466
3,580	[2,3]	Choice Hotels International, Inc.	62,650
1,345	[2]	CoStar Group, Inc.	24,936
2,725	[2]	Coinstar, Inc.	50,331
385		CompX International, Inc.	3,627
1,700	[2]	Consolidated Freightways Corp.	7,140
1,000	[2]	Consolidated Graphics, Inc.	16,400
1,208	[2]	CoorsTek, Inc.	32,012
792	[2,3]	Corinthian Colleges, Inc.	28,932
3,820	[2]	Corporate Executive Board Co.	116,777
700	[2]	Covenant Transport, Inc., Class A	9,450
500		Cubic Corp.	17,740
1,548	[2]	Cuno, Inc.	40,155
566		Curtiss Wright Corp.	26,206
1,600	[2,3]	DRS Technologies, Inc.	64,560
2,300	[2]	Daisytek International Corp.	32,154
7,019	[2]	Dal-Tile International, Inc.	113,778
2,706	[2,3]	DiamondCluster International, Inc., Class A	27,872
2,001	[2]	Dionex Corp.	48,024
3,200	[2,3]	Dollar Thrifty Automotive Group	37,600
4,930	[3]	Donaldson Company, Inc.	155,542
4,500	[2,3]	Dycom Industries, Inc.	53,775
1,300	[3]	EDO Corp.	35,035
3,642	[2]	EGL, Inc.	44,032
1,183	[2]	ESCO Technologies, Inc.	32,840
3,200	[2]	EXE Technologies, Inc.	6,400
2,650	[2,3]	Edison Schools, Inc.	49,953
2,237	[2,3]	Education Management Corp.	77,177
2,567		Elcor Corp.	60,196
1,479	[2]	Electro Rent Corp.	19,212
3,439	[2,3]	Electro Scientific Industries, Inc.	81,057
1,078	[2,3]	Emcor Group, Inc.	42,171
1,300	[2,3]	Emex Corp.	6,487
6,393	[2]	Encompass Services Corp.	19,563
1,300	[2]	Encore Wire Corp.	15,015
1,875	[2]	Energy Conversion Devices, Inc.	34,594
900	[3]	Engineered Support Systems, Inc.	44,811
2,151	[2]	Esterline Technologies Corp.	29,082
1,874	[2,3]	F.Y.I., Inc.	67,370
900	[2,3]	FTI Consulting, Inc.	26,685
2,115		FactSet Research Systems	52,346
1,300		Fairchild Corp., Class A	2,860
1,750	[2]	First Consulting Group, Inc.	20,913
2,400		Florida East Coast Industries, Inc.	52,656
1,300	[2]	Flow International Corp.	12,727
4,763	[2]	Flowserve Corp.	111,359
1,701	[2,3]	Forward Air Corp.	44,787
2,961	[2,3]	Frontier Airlines, Inc.	32,393
3,440	[2,3]	Fuelcell Energy, Inc.	53,767
2,755		G & K Services, Inc., Class A	76,066
1,445	[2]	Gardner Denver, Inc.	29,839
3,390		GenCorp, Inc.	40,341
3,367		General Cable Corp.	38,047
1,200	[2,3]	GenesisIntermedia, Inc.	7,176
1,254	[2]	Genlyte Group, Inc.	33,607
3,856		Global Payments, Inc.	115,487
800		Gorman Rupp Co.	18,400
3,948		Graco, Inc.	128,310
4,066		Granite Construction, Inc.	101,243
2,729	[2]	Griffon Corp.	31,520
2,600	[2,3]	H Power Corp.	7,566
2,991		Harland (John H.) Co.	57,936
4,903	[3]	Harsco Corp.	156,651
2,400	[2]	Headwaters, Inc.	29,424
2,166	[2]	Heartland Express, Inc.	50,907
1,158		Heico Corp.	17,428
96		Heico Corp., Class A	1,142
2,622	[2]	Heidrick & Struggles International, Inc.	39,750
2,369		Hexcel Corp.	8,126
2,249	[2]	Hunt (J.B.) Transportation Services, Inc.	30,901
300	[2]	ICT Group, Inc.	4,200
3,225	[3]	IDEX Corp.	93,848
1,074	[2]	II-VI, Inc.	16,389
2,550		ITT Educational Services, Inc.	97,028
2,824	[2]	InfoUSA, Inc.	13,555
2,800	[2,3]	Information Resources, Inc.	20,300
800	[2]	Innovative Solutions and Support, Inc.	6,608
3,092	[2,3]	Insituform Technologies, Inc., Class A	59,243
1,206	[2]	Insurance Automotive Auctions, Inc.	17,511
3,003	[2]	Integrated Electrical Services	11,111
1,408		Interpool, Inc.	17,037
1,843	[2]	Ionics, Inc.	43,311
4,263	[3]	JLG Industries, Inc.	42,204
2,616	[2]	KForcecom, Inc.	11,903
1,228	[2]	Kadant, Inc.	15,964
2,341		Kaman Corp., Class A	31,674
6,900		Kansas City Southern Industries, Inc.	86,250
2,868		Kaydon Corp.	54,205
1,620		Kelly Services, Inc., Class A	34,474
3,895		Kennametal, Inc.	137,026
1,935		Kirby Corp.	49,730
1,633	[2,3]	Knight Transportation, Inc.	39,829
3,808	[2]	Korn/Ferry International	27,418
2,300	[2]	Kroll, Inc.	36,800
3,970	[2]	Labor Ready, Inc.	14,133
900	[2]	Ladish Co., Inc.	7,821
800		Landauer, Inc.	24,400
1,156	[2]	Landstar System, Inc.	82,851
525		Lawson Products, Inc.	12,941
1,626	[2]	Learning Tree International, Inc.	34,211
4,360		Lennox International, Inc.	39,109
3,320		Lincoln Electric Holdings	70,251
972		Lindsay Manufacturing Co.	17,924
2,464	[2,3]	Littlelfuse, Inc.	55,539
1,500	[2]	Lydall, Inc.	12,900
1,562	[2,3]	MCSI, Inc.	34,364
1,250	[2]	MOOG, Inc., Class A	27,175
4,100	[2]	MSC Industrial Direct Co.	67,240
2,026	[2]	Magnetek, Inc.	17,525
2,928	[2]	Mail-Well, Inc.	11,566
2,552		Manitowoc, Inc.	70,180
1,600	[2]	Manufacturers' Services Ltd.	6,720
2,400	[2]	Mastec, Inc.	11,040
656		McGrath Rentcorp.	16,564
900	[2,3]	Medis Technologies Ltd.	7,272
1,085	[2]	Medquist, Inc.	26,366
1,728	[2,3]	MemberWorks, Inc.	15,552
1,947	[2]	Mercury Computer Systems, Inc.	91,821
4,122	[2]	Mesa Air Group, Inc.	22,053
1,071	[2]	Mesaba Holdings, Inc.	7,229
1,514	[2,3]	Microvision, Inc.	21,060
1,235	[2]	Midwest Express Holdings, Inc.	13,709
2,506		Milacron, Inc.	29,721
1,600	[2]	Millennium Cell, Inc.	6,576
1,776	[2]	Mobile Mini, Inc.	55,376
9,458	[2]	Modis Professional Services, Inc.	49,560
3,781	[2]	Mueller Industries, Inc.	109,460
614		NACCO Industries, Inc., Class A	32,112
227		NCH Corp.	10,544
1,627	[2]	NCI Building System, Inc.	21,558
1,827	[2,3]	NCO Group, Inc.	29,871
1,200	[2]	Nanophase Technologies Corp.	5,844
3,521		National Data Corp.	123,939
748	[2]	National Processing, Inc.	19,560
4,377		National Service Industries, Inc.	77,648
4,139	[2]	Navigant Consulting, Inc.	14,942
2,100	[2]	Navigant International, Inc.	19,719
1,091		New England Business Service, Inc.	19,060
3,186		Nordson Corp.	71,462
809	[2]	Nortek, Inc.	16,301
2,964	[2]	On Assignment, Inc.	48,046
3,462	[2,3]	Orbital Sciences Corp.	6,128
2,179		OshKosh Truck Corp., Class B	83,456
1,100	[2]	Osmonics, Inc.	13,717
2,806		Overseas Shipholding Group, Inc.	69,841
3,652	[2]	Paxar Corp.	40,355
1,400	[2]	Peco II, Inc.	6,370
3,323	[2,3]	Pegasus Systems, Inc.	34,061
2,900	[2,3]	Pemstar, Inc.	36,250
1,270		Penn Engineering & Manufacturing Corp.	21,958
3,043	[2,3]	Per-Se Technologies, Inc.	26,292
1,200	[2]	Perini Corp.	8,760
500		Pitt-DesMoines, Inc.	15,365
5,529	[3]	Pittston Brink's Group	106,433
1,521	[2,3]	Prepaid Legal Services, Inc.	23,195
1,990	[2]	ProBusiness Services, Inc.	34,785
5,037	[2]	Profit Recovery Group International, Inc.	34,755
4,700	[2]	Proton Energy Systems, Inc.	31,725
600		Quixote Corp.	13,290
3,200	[2,3]	RailAmerica, Inc.	37,280
2,119	[2,3]	Rayovac Corp.	31,361
1,898		Regal Beloit Corp.	33,784
2,486		Reliance Steel & Aluminum Co.	57,551
700	[2]	Resources Connection, Inc.	15,603
900	[2,3]	Right Management Consultants	31,293
1,784		Roadway Express, Inc.	48,614
747	[3]	Robbins & Myers, Inc.	20,468
1,518	[3]	Rollins, Inc.	24,668
5,562		Ryder Systems, Inc.	104,009
2,546		SLI, Inc.	6,365
1,007	[2]	SPS Technologies, Inc.	30,109
900		Schawk, Inc.	9,045
374		Sequa Corp., Class A	16,643
777	[2,3]	Simpson Manufacturing Co., Inc.	39,938
1,004	[3]	Smith (A.O.) Corp.	15,863
2,041	[2]	Sothebys Holdings, Inc., Class A	27,268
5,365	[2]	Spherion Corp.	38,628
1,330		Standard Register	21,533
1,077		Standex International Corp.	23,446
1,503	[2,3]	Stericycle, Inc.	72,144
3,565		Stewart & Stevenson Services	52,691
892	[3]	Strayer Education, Inc.	42,825
1,500	[2,3]	Surebeam Corp.	20,175
6,210	[2,3]	Swift Transportation Co.	105,510
3,860	[2]	Sylvan Learning Systems, Inc.	86,464
500	[2,3]	TRC Cos., Inc.	21,040
2,126		Tecumseh Products Co., Class A	97,265
3,700	[2]	TeleTech Holdings, Inc.	29,896
961	[3]	Tennant Co.	33,539
3,362	[3]	Terex Corp.	54,498
4,870	[2,3]	Tetra Tech, Inc.	126,036
7,200	[2]	Thomas & Betts Corp.	130,752
1,576		Thomas Industries, Inc.	36,610
6,630		Timken Co.	89,306
1,621		Tredegar Industries, Inc.	28,773
629	[2,3]	Trex Co. Inc.	8,800
4,736		Trinity Industries, Inc.	117,832
2,110	[2]	Triumph Group, Inc.	54,206
7,378		U.S. Industries, Inc.	15,125
3,700	[2,3]	U.S.G. Corp.	19,943
4,583	[2]	UNOVA, Inc.	14,574
1,828	[3]	URS Corp.	40,947
2,733		USFreightways Corp.	85,024
800		Unifirst Corp.	14,040
2,000		United Industrial Corp.	38,540
4,093		United Stationers, Inc.	114,809
1,238		Universal Forest Products, Inc.	21,034
2,964	[2]	Valence Technology, Inc.	10,819
1,364		Valmont Industries, Inc.	21,442
2,966	[2]	Vicor Corp.	45,706
774	[2]	Volt Information Science, Inc.	8,940
2,372		Wabash National Corp.	17,434
1,267	[3]	Wackenhut Corp., Class A	32,752
800	[2]	Wackenhut Corrections Corp.	12,000
3,969		Wallace Computer Services, Inc.	61,520
3,491	[2,3]	Waste Connections, Inc.	102,007
1,748		Watsco, Inc.	22,707
900	[2]	Watson Wyatt & Co. Holdings	15,876
1,580		Watts Industries, Inc., Class A	21,883
3,656		Werner Enterprises, Inc.	79,152
1,000	[2]	Wilson Greatbatch Technology, Inc.	28,750
893	[2]	Wolverine Tube, Inc.	11,207
1,198		Woodward Governor Co.	56,498
2,503	[2]	Yellow Corp.	55,066
4,122		York International Corp.	126,298
4,900	[2]	eFunds Corp.	75,950

		Total	11,928,461

		Information Technology--17.3%
3,424	[2]	3DO Co.	6,060
1,817	[2,3]	ACT Manufacturing, Inc.	8,831
3,470	[2]	ATMI, Inc.	66,138
2,663	[2,3]	AXT, Inc.	29,080
6,300	[2,3]	Acclaim Entertainment, Inc.	29,610
3,051	[2]	Actel Corp.	56,596
2,300	[2,3]	Activision, Inc.	83,145
5,962	[2]	Actuate Software Corp.	24,742
10,900	[2]	Adaptec, Inc.	131,345
910	[2]	Ade Corp.	8,645
2,700	[2]	Adtran, Inc.	62,640
6,694	[2]	Advanced Digital Information Corp.	100,008
3,200	[2]	Agile Software Corp.	30,464
9,700	[2]	Akamai Technologies, Inc.	30,652
2,558	[2]	Allen Telecom, Inc.	19,185
1,500	[2]	Alliance Fiber Optic Products, Inc.	1,560
3,788	[2]	Alliance Semiconductor Corp.	31,251
1,500	[2,3]	Alloy Online, Inc.	20,025
3,221	[2]	Allscripts Healthcare Solutions, Inc.	10,404
4,900		Alpha Industries, Inc.	114,072
2,300	[2,3]	America Online Latin America, Inc., Class A	8,165
5,400	[2]	American Management System, Inc.	71,172
3,133	[2]	Anadigics, Inc.	46,556
695		Analogic Corp.	25,715
2,180	[2]	Anaren Microwave, Inc.	33,332
9,800	[2]	Andrew Corp.	178,066
2,730	[2,3]	Anixter International, Inc.	67,704
1,100	[2]	Ansoft Corp.	19,580
5,560	[2]	AnswerThink Consulting Group, Inc.	20,961
2,100	[2]	Ansys, Inc.	44,079
900	[2]	Applied Innovation, Inc.	7,146
1,772	[2,3]	AremisSoft Corp.	1,240
6,900	[2,3]	Arris Group, Inc.	40,641
5,600	[2]	Art Technology Group, Inc.	9,128
1,300	[2]	Artisan Components, Inc.	11,050
31,200	[2]	Ascential Software Corp.	117,936
3,500	[2]	Asiainfo Holdings, Inc.	46,725
5,300	[2]	Aspect Communications Corp.	11,872
4,079	[2,3]	Aspen Technology, Inc.	54,047
4,748	[2,3]	Asyst Technologies, Inc.	43,207
1,798	[2]	Audiovox Corp., Class A	13,755
600	[2]	August Technology Corp.	5,574
4,700	[2]	Auspex Systems, Inc.	8,460
4,500	[2,3]	Avanex Corp.	22,320
5,012	[2,3]	Avant! Corp.	50,671
7,500	[2]	Avici Systems, Inc.	20,175
2,397	[2]	Avid Technology, Inc.	21,525
4,794	[2]	Avocent Corp.	89,456
2,286	[2]	Aware, Inc.	10,561
1,499	[2]	BARRA, Inc.	69,329
1,500		BEI Technologies, Inc.	24,150
1,478	[2,3]	BSQUAR Corp.	4,567
900		Bel Fuse, Inc.	18,315
1,400	[2]	Bell Microproducts, Inc.	12,530
2,052	[2,3]	Benchmark Electronics, Inc.	34,987
2,122	[2,3]	Black Box Corp.	95,554
3,100	[2]	Blue Martini Software, Inc.	3,379
5,320	[2,3]	Borland Software Corp.	59,531
923	[2]	Braun Consulting, Inc.	3,590
1,897	[2]	Brio Technology, Inc.	2,599
1,884	[2,3]	Brooks Automation, Inc.	60,816
4,524	[2]	C-COR Electronics, Inc.	30,989
1,154	[2]	CACI International, Inc., Class A	71,790
2,950	[3]	CTS Corp.	47,643
5,619	[2]	Cable Design Technologies, Class A	71,811
4,500	[2,3]	CacheFlow, Inc.	9,045
1,398	[2,3]	Caminus Corp.	24,591
1,728	[2]	Carreker-Antinori, Inc.	6,860
1,115	[2]	Carrier Access Corp.	2,899
800	[2]	Catapult Communications Corp.	18,120
1,191	[2]	Celeritek, Inc.	15,007
2,567	[2]	Centillium Communications, Inc.	14,478
3,300	[2]	Centra Software, Inc.	17,391
3,032	[2,3]	Checkpoint Systems, Inc.	31,715
4,600	[2]	ChipPAC, Inc.	22,954
2,907	[2]	Chordiant Software, Inc.	9,070
4,880	[2]	Ciber, Inc.	32,696
3,833	[2]	Clarent Corp.	7,589
1,800	[2]	Click Commerce, Inc.	5,922
4,000	[2]	Cognex Corp.	75,920
1,075	[2,3]	Cognizant Technology Solutions Corp.	30,337
3,444	[2]	Coherent, Inc.	91,266
2,821		Cohu, Inc.	49,226
11,100	[2]	Comdisco, Inc.	5,661
5,500	[2]	CommScope, Inc.	107,525
31,500	[2]	Commerce One, Inc.	78,750
3,883	[2]	Computer Network Technology	56,692
6,642	[2]	Concurrent Computer Corp.	77,977
1,400	[2,3]	Constellation 3D, Inc.	910
2,145	[2]	Convera Corp.	4,719
5,500	[2]	Copper Mountain Networks, Inc.	6,325
2,054	[2]	Corillian Corp.	5,032
9,000	[2]	Cosine Communications, Inc.	9,450
1,867	[2]	Covansys Corp.	14,376
6,240	[2]	Credence Systems Corp.	$84,864
1,954	[2]	Crossroads Systems, Inc.	6,057
3,264	[2]	Cymer, Inc.	68,218
4,277	[2,3]	DDI Corp.	38,621
8,700	[2]	DMC Stratex Networks, Inc.	47,415
2,518	[2]	DSP Group, Inc.	52,878
1,400	[2]	Daktronics, Inc.	9,184
1,646	[2]	Datastream Systems, Inc.	5,185
3,883	[2,3]	Dendrite International, Inc.	38,519
2,200	[2]	Digex, Inc.	3,696
983	[2,3]	Digimarc Corp.	12,022
3,490	[2,3]	Digital Insight Corp.	58,109
1,280	[2,3]	Digital Lightwave, Inc.	7,718
2,710	[2,3]	DigitalThink, Inc.	22,439
867	[2,3]	Digitas, Inc.	1,561
3,500	[2]	Ditech Communications Corp.	14,560
10,000	[2,3]	Divine, Inc., Class A	4,300
3,800	[2]	Docent, Inc.	6,650
4,018	[2]	Documentum, Inc.	59,346
760	[2]	Dupont Photomasks, Inc.	27,390
500	[2]	Duraswitch Industries, Inc.	4,375
7,800	[2]	E.piphany, Inc.	46,020
2,290	[2]	EMCORE Corp.	25,556
1,000	[2,3]	EPIQ Systems, Inc.	30,150
3,784	[2]	ESS Technology, Inc.	48,549
2,400	[2,3]	Echelon Corp.	32,640
4,694	[2]	Eclipsys Corp.	58,628
2,461	[2]	Elantec Semiconductor, Inc.	80,450
2,166	[2]	Electroglas, Inc.	27,140
5,800	[2]	Electronics for Imaging, Inc.	114,144
1,389	[2,3]	Embarcadero Technologies, Inc.	16,251
5,400	[2]	Entegris, Inc.	41,526
4,800	[2]	Entrust Technologies, Inc.	21,600
1,080	[2,3]	EpicEdge, Inc.	151
4,044	[2]	Exar Corp.	91,152
850	[2]	Excel Technology, Inc.	13,209
1,491	[2]	Extensity, Inc.	3,280
2,396	[2,3]	F5 Networks, Inc.	36,156
1,531	[2,3]	FEI Co.	$41,306
1,100	[2]	FLIR Systems, Inc.	50,952
3,790	[2]	FSI International, Inc.	31,154
1,924		Fair Isaac & Co., Inc.	91,486
1,373	[2,3]	FalconStor Software, Inc.	9,748
3,300	[2,3]	FiberCore, Inc.	7,755
4,537	[2]	Filenet Corp.	66,104
6,517	[3]	Fisher Scientific International, Inc.	194,858
1,941	[2]	Forrester Research, Inc.	31,347
410		Franklin Electronics, Inc.	31,517
3,300	[2,3]	FreeMarkets, Inc.	44,121
8,321	[2,3]	Gartner Group, Inc., Class A	75,638
4,757		General Semiconductor, Inc.	50,424
15,100	[2,3]	Genuity, Inc., Class A	22,952
1,864	[2]	Gerber Scientific, Inc.	20,485
266	[2]	Globalscape, Inc.	0
1,200	[2]	Global Imaging Systems, Inc.	15,960
1,700	[2,3]	Global Sports, Inc.	26,860
5,900	[2,3]	GlobeSpan, Inc.	70,564
3,775	[2,3]	HNC Software	65,308
4,100	[2,3]	Handspring, Inc.	8,036
6,000	[2,3]	Harmonic Lightwaves, Inc.	48,420
2,951		Helix Technology Corp.	57,190
1,250	[2]	Hi/fn, Inc.	17,963
3,620	[2,3]	HotJobs.com Ltd.	21,249
2,660	[2]	Hutchinson Technology, Inc.	48,359
3,392	[2]	Hyperion Solutions Corp.	50,880
5,000	[2]	I-many, Inc.	29,100
2,551	[2]	IDX Systems Corp.	25,127
3,885	[2,3]	ITXC Corp.	16,356
1,044	[2]	IXYS Corp.	7,412
4,264	[2,3]	Identix, Inc.	29,592
17,314		Ikon Office Solutions, Inc.	167,773
3,603	[2]	Imation Corp.	75,555
4,197	[2,3]	InFocus Corp.	81,254
3,197	[2]	Indus International, Inc.	17,679
1,000	[2]	Inet Technologies, Inc.	8,330
24,300	[2]	InfoSpace.com, Inc.	38,394
1,540	[2,3]	Infogrames Entertainment	8,301
13,900	[2]	Inktomi Corp.	59,075
1,000	[2]	Integral Systems, Inc.	20,250
2,909	[2,3]	Integrated Circuit System, Inc.	49,482
3,665	[2]	Integrated Silicon Solution, Inc.	38,079
4,746	[2]	Intelidata Technologies Corp.	16,801
2,480		Inter-Tel, Inc.	37,646
610	[2]	Interactive Intelligence, Inc.	2,684
1,372	[2,3]	Intercept Group, Inc.	48,980
6,945	[2]	Interdigital Communications Corp.	55,699
6,387	[2]	Intergraph Corp.	68,341
3,937	[2]	Interland, Inc.	5,748
2,013	[2]	Interlogix, Inc.	52,559
1,828	[2]	Intermagnetics General Corp.	52,701
15,500	[2]	Internap Network Services Corp.	12,710
19,500	[2]	Internet Capital Group, Inc.	17,550
7,806	[2]	Intertrust Technologies Corp.	9,758
3,954	[2]	Intervoice, Inc.	49,267
7,212	[2]	Iomega Corp.	50,412
1,900	[2,3]	Itron, Inc.	53,314
4,400	[2]	Ixia	44,220
11,370	[2,3]	J.D. Edwards & Co.	80,613
2,693	[2,3]	JDA Software Group, Inc.	42,280
3,278	[2]	JNI Corp.	23,307
15,135	[2]	Kana Communications, Inc.	13,319
5,600		Keane, Inc.	79,296
556		Keithley Instruments, Inc.	9,274
3,418	[2,3]	Keynote Systems, Inc.	26,045
7,100	[2,3]	Kopin Corp.	89,389
1,518	[2,3]	Kronos, Inc.	87,118
5,194	[2,3]	Kulicke & Soffa Industries	78,793
1,000		LSI Industries, Inc.	22,000
5,131	[2,3]	LTX Corp.	84,456
1,900	[2,3]	Lantronix, Inc.	12,217
700	[2]	LeCroy Corp.	11,102
9,658	[2]	Legato Systems, Inc.	81,031
3,400	[2]	Lexar Media, Inc.	3,128
12,400	[2]	Liberate Technologies, Inc.	122,512
2,521	[2,3]	Lightbridge, Inc.	23,193
2,028	[2]	Lightpath Technologies, Inc.	5,577
2,600	[2,3]	Loudcloud, Inc.	5,174
1,300	[2,3]	Luminent, Inc.	2,600
4,268	[2]	MEMC Electronic Materials	8,024
1,763	[2]	MICROS Systems Corp.	38,063
5,059	[2,3]	MIPS Technologies, Inc.	47,302
2,707	[2,3]	MKS Instruments, Inc.	58,417
1,558	[2]	MRO Software, Inc.	20,566
9,831	[2,3]	MRV Communications, Inc.	42,667
1,900	[3]	MSC.Software Corp.	23,845
2,100		MTS Systems Corp.	24,465
7,000	[2]	Macromedia, Inc.	104,720
912	[2]	Management Network Group, Inc.	5,426
1,512	[2]	Manhattan Associates, Inc.	45,420
2,105	[2]	Mapinfo Corp.	19,092
4,218	[2]	MatrixOne, Inc.	23,199
4,671	[2,3]	Mattson Technology, Inc.	23,355
1,000		Maxwell Technologies, Inc.	8,150
882	[2,3]	McAfee.com, Corp.	19,404
900	[2]	Measurement Specialties, Inc.	8,001
2,000	[2]	Mechanical Technology, Inc.	5,180
1,800	[2,3]	Merix Corp.	30,384
2,710	[2]	Metasolv, Inc.	19,078
3,996	[2]	Metawave Communications Corp.	7,992
3,486		Methode Electronics, Inc., Class A	25,274
1,100	[2]	Micro General Corp.	11,660
5,199	[2,3]	MicroStrategy, Inc.	14,297
3,104	[3]	Microsemi Corp.	108,640
2,400	[2,3]	Microtune, Inc.	45,888
400	[2]	Moldflow Corp.	4,104
3,982	[2,3]	Multex.com, Inc.	27,834
3,746	[2,3]	NMS Communications Corp.	8,653
3,300	[2,3]	NYFIX, Inc.	58,740
1,123	[2,3]	Nanometrics, Inc.	22,292
2,894	[2]	Net2Phone, Inc.	17,682
4,400	[2,3]	NetIQ Corp.	123,860
768	[2]	NetRatings, Inc.	9,277
1,723	[2]	NetScout Systems, Inc.	9,011
3,019	[2,3]	Netegrity, Inc.	35,443
3,843	[2]	Netro Corp.	14,796
5,900	[2]	New Focus, Inc.	17,110
700	[2]	New Horizons Worldwide, Inc.	7,350
3,800		Newport Corp.	59,242
2,200	[2]	Next Level Communications, Inc.	5,962
1,445	[2]	Novadigm, Inc.	14,407
2,800	[2]	Novatel Wireless, Inc.	1,904
42,530	[2]	Novell, Inc.	150,557
2,500	[2]	Nu Horizons Electronics Corp.	19,375
3,618	[2,3]	Nuance Communications, Inc.	29,197
1,937	[2,3]	Numerical Technologies, Inc.	47,805
3,400	[2]	ON Semiconductor Corp.	4,896
3,333	[2]	ONYX Software Corp.	12,599
800	[2,3]	OPNET Technologies, Inc.	8,440
1,485	[2]	OTG Software, Inc.	8,583
6,110	[2,3]	Oak Technology, Inc.	61,039
11,900	[2]	Oplink Communications, Inc.	16,065
230	[2,3]	Optical Cable Corp.	271
2,000	[2,3]	Optical Communication Products, Inc.	5,640
2,044	[2]	Overture Services, Inc.	53,859
2,381	[2]	PC-Tel, Inc.	18,143
1,467	[2,3]	PLATO Learning, Inc.	20,827
1,758	[2]	PLX Technology, Inc.	13,625
3,013	[2,3]	PRI Automation, Inc.	49,534
6,748	[2,3]	Packard BioScience Co.	53,579
2,261	[2]	Packeteer, Inc.	7,687
1,692		Park Electrochemical Corp.	37,816
380	[2]	Pec Solutions, Inc.	9,538
1	[2]	Peregrine Systems, Inc.	10
1,000	[2]	Performance Technologies, Inc.	11,700
2,284	[2]	Pericom Semiconductor Corp.	30,720
7,585	[2]	Perot Systems Corp.	128,566
2,378	[2]	Phoenix Technology, Ltd.	21,759
1,299	[2,3]	Photon Dynamics, Inc.	34,424
2,724	[2]	Photronics, Inc.	67,610
5,414	[2]	Pinnacle Systems, Inc.	23,334
4,079		Pioneer Standard Electronics, Inc.	36,262
2,241	[2,3]	Pixelworks, Inc.	22,634
1,600	[2,3]	Planar Systems, Inc.	23,264
3,574	[2]	Plantronics, Inc.	74,268
4,558	[2,3]	Plexus Corp.	113,950
1	[2]	Polycom, Inc.	24
10,100	[2]	Portal Software, Inc.	19,190
600	[2]	Powell Industries, Inc.	12,714
2,792	[2,3]	Power Integrations, Inc.	64,244
6,500	[2]	Powerwave Technologies, Inc.	99,450
3,042	[2]	Presstek, Inc.	19,773
1,416	[2]	ProQuest Co.	48,427
2,387	[2,3]	Prodigy Communications Corp.	15,730
3,814	[2]	Progress Software Corp.	56,409
5,200	[2]	Proiurenet, Inc.	780
2,698	[2,3]	Proxim, Inc.	18,265
3,864	[2]	Puma Technology, Inc.	10,240
1,316	[2]	QRS Corp.	12,765
4,671	[2]	REMEC, Inc.	41,805
1,800		ROHN Industries, Inc.	4,356
1,649	[2,3]	RadiSys Corp.	22,707
1,552	[2]	Radiant Systems, Inc.	10,259
2,362	[2]	Rainbow Technologies, Inc.	9,472
9,000	[2,3]	Rambus, Inc.	73,170
14,900	[2]	Read-Rite Corp.	74,202
2,700	[2]	Red Hat, Inc.	12,744
1,968	[2]	Register.Com, Inc.	16,728
1,079	[2,3]	Renaissance Learning, Inc.	35,294
1,456	[2,3]	Research Frontiers, Inc.	25,931
500	[3]	Richardson Electronics, Ltd.	4,875
1,616	[2]	Rogers Corp.	53,570
3,577		Roper Industries, Inc.	151,665
2,200	[2]	Roxio, Inc.	28,226
978	[2,3]	Rudolph Technologies, Inc.	24,743
6,400	[2,3]	S1 Corp.	66,560
5,065	[2,3]	SBA Communications, Corp.	41,533
2,096	[2]	SBS Technologies, Inc.	32,174
1,627	[2,3]	SCM Microsystems, Inc.	13,179
1,658	[2,3]	SERENA Software, Inc.	26,793
8,259	[2]	SONICblue, Inc.	8,755
1,016	[2]	SPSS, Inc.	17,516
4,547	[2,3]	Saba Software, Inc.	12,777
15,500	[2,3]	Safeguard Scientifics, Inc.	34,100
1,500	[2,3]	Sage, Inc.	38,250
1,325	[2]	Sanchez Computer Associates	11,925
8,300	[2,3]	Sapient Corp.	35,773
2,121	[2,3]	Satcon Technology Corp.	12,599
800	[2]	ScanSource, Inc.	34,352
1,803	[2,3]	SeaChange International, Inc.	44,354
3,552	[2]	Secure Computing Corp.	58,075
4,089	[2,3]	SeeBeyond Technology Corp.	19,954
1,795	[2]	Selectica, Inc.	7,108
1,543	[2,3]	Semitool, Inc.	15,368
8,417	[2]	Sensormatic Electronics Corp.	215,391
1,800	[2]	SignalSoft Corp.	3,672
20,194	[2]	Silicon Graphics, Inc.	35,138
5,006	[2]	Silicon Image, Inc.	6,358
1,200	[2,3]	Silicon Laboratories, Inc.	29,280
9,500	[2]	Silicon Storage Technology	85,025
600	[2]	Siliconix, Inc.	15,138
800	[2,3]	Simplex Solutions, Inc.	9,760
2,584	[2]	Sipex Corp.	22,222
1,090	[2,3]	Sirenza Microdevices, Inc.	3,870
509	[2]	Siti-Sites.com, Inc.	38
800	[2]	SkillSoft Corp.	18,360
3,074	[2]	Somera Communications, Inc.	15,370
4,364	[2,3]	Sonicwall, Inc.	61,969
1,376	[2]	Sorrento Networks Corp.	4,610
337	[2]	Spectra-Physics Lasers, Inc.	5,887
2,227	[2]	SpectraLink Corp.	25,121
9,600	[2,3]	SpectraSite Holdings, Inc.	22,080
2,000	[2,3]	Spectrian Corp.	17,320
3,400	[2,3]	Speechworks International, Inc.	25,500
1,522	[2]	Standard Microsystems Corp.	15,220
7,128	[2]	StarBase Corp.	3,350
780	[2]	StarTek, Inc.	13,151
4,040	[2]	Starmedia Network, Inc.	1,050
2,374	[2,3]	Stellent, Inc.	48,667
8,219	[2]	Stratos Lightwave, Inc.	33,698
1,900	[2]	Sunrise Telecom, Inc.	8,208
831	[2]	Supertex, Inc.	13,038
2,200	[2,3]	Support.com, Inc.	5,940
3,200	[2]	Sykes Enterprises, Inc.	30,848
3,564	[2]	Symmetricom, Inc.	19,958
1,800	[2]	Synplicity, Inc.	17,406
565	[2]	Syntel, Inc.	5,232
4,094	[2,3]	Systems & Computer Technology Corp.	50,152
2,422	[2,3]	THQ, Inc.	120,616
1,200	[2]	TTM Technologies	11,100
4,579	[2,3]	Take-Two Interactive Software, Inc.	63,785
1,780	[3]	Talx Corp.	30,260
3,238	[3]	Technitrol, Inc.	80,561
3,352	[2]	Teledyne Technologies, Inc.	50,850
496	[2]	Teradyne, Inc.	11,432
6,700	[2,3]	Terayon Communication Systems, Inc.	76,045
2,238	[2]	Therma-Wave, Inc.	27,236
2,213	[2,3]	Three-Five Systems, Inc.	34,324
6,300	[2,3]	Titan Corp.	164,619
1,702	[2,3]	Tollgrade Communications, Inc.	43,384
2,100	[2]	Tradestation Group, Inc.	4,074
11,100	[2]	TranSwitch Corp.	36,741
4,641	[2]	Transaction Systems Architects, Inc., Class A	45,111
2,235	[2]	TriZetto Group, Inc.	21,680
1,000	[2]	Trikon Technologies, Inc.	8,510
3,288	[2]	Trimble Navigation Ltd.	57,869
14,712	[2]	Triquint Semiconductor, Inc.	260,115
3,000	[2,3]	Turnstone Systems, Inc.	9,570
4,362	[2,3]	UAXS Global Holdings, Inc.	9,335
5,100	[2,3]	USinternetworking, Inc.	1,071
1,687	[2]	Ulticom, Inc.	16,195
2,743	[2,3]	Ultratech Stepper, Inc.	36,893
1,490	[2,3]	Universal Display Corp.	12,546
3,200	[2]	VA Linux Systems, Inc.	3,904
3,546	[2]	Varian Semiconductor Equipment Associates, Inc.	106,522
3,860	[2]	Varian, Inc.	97,812
2,500	[2]	Vastera, Inc.	30,500
2,641	[2,3]	Veeco Instruments, Inc.	67,240
3,802	[2]	Verity, Inc.	40,377
7,000	[2]	VerticalNet, Inc.	9,730
1,874	[2]	ViaSat, Inc.	27,754
5,654	[2]	Viasystems Group, Inc.	7,294
3,980	[2]	Viewpoint Corp.	15,920
900	[2]	Virage Logic Corp.	8,955
5,300	[2]	Virata Corp.	63,494
3,095	[2,3]	Visual Networks, Inc.	5,819
7,300	[2]	Vitria Technology, Inc.	22,192
1,500	[2,3]	WJ Communications, Inc.	3,900
2,151	[2,3]	Watchguard Technologies, Inc.	19,467
5,205	[2,3]	Wave Systems Corp.	11,867
1,900	[2,3]	WebEx Communications, Inc.	58,520
2,088	[2]	Websense, Inc.	50,738
20,065	[2]	Western Digital Corp.	67,218
1,200	[2]	Witness Systems, Inc.	9,600
1,080		Woodhead Industries, Inc.	17,528
1,806		X-Rite, Inc.	12,696
2,900	[2]	Xanser Corp.	5,800
3,000	[2]	Xicor, Inc.	29,370
4,547	[2,3]	Xybernaut Corp.	9,049
3,231	[2,3]	Zebra Technologies Corp., Class A	148,852
2,076	[3]	ZixIt Corp.	17,376
2,985	[2]	Zomax Optical Media, Inc.	15,104
1,839	[2,3]	Zoran Corp.	46,508
2,121	[2,3]	Zygo Corp.	30,012
900	[2]	ftd.com, Inc.	4,446
3,434	[2,3]	iBasis, Inc.	2,919
2,400	[2,3]	webMethods, Inc.	22,056

		Total	15,177,416

		Materials--4.3%
200	[3]	AEP Industries, Inc.	4,010
2,066		AMCOL International Corp.	11,673
7,221	[2]	Airgas, Inc.	97,122
3,475		Albemarle Corp.	69,292
400		Ameron, Inc.	26,240
3,423		Aptargroup, Inc.	103,032
2,093		Arch Chemicals, Inc.	41,839
3,029		Ball Corp.	186,405
12,952	[2,3]	Bethlehem Steel Corp.	4,015
1,655	[2]	Brush Engineered Materials, Inc.	16,964
2,190	[2]	Buckeye Technologies, Inc.	19,382
14,254		CK Witco Corp.	103,342
3,451		Calgon Carbon Corp.	31,887
2,365	[3]	Cambrex Corp.	87,505
2,653		Caraustar Industries, Inc.	20,693
2,657		Carpenter Technology Corp.	57,790
700		Castle (A.M.) & Co.	5,754
698		Centex Construction Products, Inc.	22,964
2,070		Century Aluminium Co.	20,183
1,115		ChemFirst, Inc.	22,768
1,629		Chesapeake Corp.	46,133
920		Cleveland Cliffs, Inc.	14,996
1,153		Commercial Metals Corp.	34,878
11,900	[2]	Crown Cork & Seal Co., Inc.	21,658
4,733	[2]	Cytec Industries, Inc.	113,261
992		Deltic Timber Corp.	26,288
4,693	[2,3]	Earthshell Corp.	8,964
2,000	[2,3]	Eden Bioscience Corp.	9,500
3,901	[3]	Ferro Corp.	85,822
2,496		Florida Rock Industries, Inc.	70,387
1,868		Fuller (H.B.) Co.	96,071
2,983		Georgia Gulf Corp.	53,008
579		Gibraltar Steel Corp.	10,248
1,257		Glatfelter (P.H.) Co.	18,855
1,384		Greif Brothers Corp., Class A	34,323
13,400		IMC Global, Inc.	144,050
1,303		International Specialty Products, Inc.	10,489
1,635	[2]	Ivex Packaging Corp.	29,839
3,082	[2]	Kaiser Aluminum Corp.	5,548
292		Liqui Box Corp.	12,219
5,320		Longview Fibre Co.	58,520
13,416		Louisiana-Pacific Corp.	96,595
2,172		MacDermid, Inc.	29,583
6,616		Millennium Chemicals, Inc.	63,050
2,563		Minerals Technologies, Inc.	104,827
1,722		Myers Industries, Inc.	22,248
1,022		NL Industries, Inc.	13,143
1,200		NN, Inc.	11,628
1,000	[2]	Octel Corp.	19,170
300		Oglebay Norton Co.	3,711
4,763		Olin Corp.	71,350
4,068	[2]	Omnova Solutions, Inc.	24,530
2,700	[2]	Oregon Steel Mills, Inc.	10,665
18,500	[2]	Owens-Illinois, Inc.	112,850
8,042		Polyone Corp.	68,759
1,588		Pope & Talbot, Inc.	20,644
3,827		Potlatch Corp.	95,866
800		Quaker Chemical Corp.	14,872
1,358		Quanex Corp.	35,240
12,716		RPM, Inc.	154,499
2,077		RTI International Metals	20,458
3,404		Rayonier, Inc.	145,623
1,100		Roanoke Electric Corp.	13,090
1,204		Rock-Tenn Co.	15,592
2,267		Ryerson Tull, Inc.	26,071
4,259		Schulman (A.), Inc.	50,682
1,669	[2]	Scotts Co.	67,277
1,000	[2]	Silgan Holdings, Inc.	20,150
1,407		Southern Peru Copper Corp.	12,382
1,347		Spartech Corp.	27,614
3,656	[2]	Steel Dynamics, Inc.	38,022
630		Stepan, Co.	13,230
4,366	[2]	Stillwater Mining Co.	68,066
2,601	[2]	Symyx Technologies, Inc.	40,810
4,000	[2]	Terra Industries, Inc.	9,000
2,206	[3]	Texas Industries, Inc.	66,401
3,900	[2]	Titanium Metals Corp.	12,285
100		Tremont Corp.	2,850
1,800	[2]	U.S. Concrete, Inc.	10,890
5,618	[2]	UCAR International, Inc.	40,843
8,383		USEC, Inc.	54,909
4,795		Wausau-Mosinee Paper Corp.	49,628
8,637		Worthington Industries, Inc.	112,281

		Total	3,749,301

		Telecommunication Services--1.3%
4,500	[2]	AT&T Latin America Corp., Class A	6,750
2,890	[2,3]	Adelphia Business Solutions, Inc.	2,052
2,300	[2,3]	Aether Systems, Inc.	16,031
1,272	[2]	AirGate PCS, Inc.	65,457
8,293	[2,3]	Alamosa PCS Holdings, Inc.	116,765
966	[2]	Alaska Communications Systems Holdings, Inc.	6,791
1,500	[2]	Boston Communications Group, Inc.	13,875
1,640		CT Communications, Inc.	23,042
827	[2]	Centennial Cellular Corp., Class A	7,426
1,084	[2,3]	Choice One Communications, Inc.	1,583
1,502	[2]	Commonwealth Telephone Enterprises, Inc.	64,331
800	[3]	Conestoga Enterprises, Inc.	19,216
3,300	[2]	Dobson Communications Corp., Class A	32,571
1,600	[2,3]	Focal Communications Corp.	832
3,976	[2]	General Communications, Inc., Class A	46,201
957	[2]	Golden Telecom, Inc.	11,522
1,314		Hickory Tech Corp.	20,039
3,587	[2]	IDT Corp.	39,636
1,632	[2]	IMPSAT Fiber Networks, Inc.	392
3,700	[2]	ITC DeltaCom, Inc.	2,405
3,290	[2]	Illuminet Holdings, Inc.	117,650
1,600	[2,3]	Intrado, Inc.	43,440
3,312	[2,3]	Leap Wireless International, Inc.	49,249
2,000	[2]	Lexent, Inc.	10,120
200	[2]	Lynch Interactive Corp.	9,200
2,200	[2,3]	Metro One Telecommunications	66,330
1,747	[2,3]	NTELOS, Inc.	14,081
803	[2,3]	Neon Communications, Inc.	2,489
1,838	[2,3]	Network Plus Corp.	1,838
1,629		North Pittsburgh Systems, Inc.	24,402
1,900	[2]	OmniSky Corp.	494
5,134	[2,3]	Price Communications Corp.	93,182
3,200	[2,3]	RCN Corp.	10,080
1,014	[2]	Rural Cellular Corp.	23,028
15,716	[2]	Terremark Worldwide, Inc.	10,373
4,000	[2,3]	US Unwired, Inc., Class A	48,320
7,000	[2,3]	UbiquiTel, Inc.	64,050
5,100	[2]	Western Multiplex Corp.	19,890
3,300	[2,3]	Wireless Facilities, Inc.	21,747
26,400	[2,3]	XO Communications, Inc., Class A	24,288

		Total	1,151,168

		Utilities--3.8%
7,168	[3]	AGL Resources, Inc.	148,019
1,053		American States Water Co.	35,170
4,209		Atmos Energy Corp.	90,704
4,985		Avista Corp.	59,770
1,704		CH Energy Group, Inc.	68,109
1,427		California Water Service Group	36,046
1,152		Cascade Natural Gas Corp.	23,270
1,200		Central VT Public Service Corp.	20,784
4,780	[3]	Cleco Corp.	96,126
750		Connecticut Water Service, Inc.	20,168
5,212	[2]	Covanta Energy Corp.	67,860
5,900	[3]	DQE, Inc.	110,330
6,815		El Paso Electric Co.	92,684
1,861	[3]	Empire Distribution Electric Co.	39,528
2,868		Energen Corp.	70,266
4,181	[3]	Hawaiian Electric Industries, Inc.	155,617
1,997	[2]	Laclede Group, Inc.	45,532
1,642		Madison Gas & Electric Co.	40,081
500		Middlesex Water Co.	16,745
10,900	[3]	Montana Power Co.	64,964
1,435		NUI Corp.	29,202
1,881		New Jersey Resources Corp.	84,645
4,600	[2]	NewPower Holdings, Inc.	4,232
3,596		Northwest Natural Gas Co.	85,944
3,500		Northwestern Corp.	67,375
6,758	[3]	ONEOK, Inc.	116,373
2,571		Otter Tail Power Co.	72,656
4,460		Peoples Energy Corp.	170,773
5,736		Philadelphia Suburban Corp.	163,476
Shares or Principal Amount			Value
4,056		Piedmont Natural Gas, Inc.	$128,981
4,123		Public Service Co. New Mexico	101,014
3,679	[3]	RGS Energy Group, Inc.	141,090
194		SJW Corp.	15,910
1,807	[3]	Semco Energy, Inc.	21,142
12,466		Sierra Pacific Resources	180,882
1,182		South Jersey Industries, Inc.	39,065
3,536	[3]	Southern Union Co.	67,467
2,978		Southwest Gas Corp.	61,347
2,583	[2]	Southwestern Energy Co.	30,479
2,788	[3]	UGI Corp.	80,573
1,265		UIL Holdings Corp.	62,428
4,306		UniSource Energy Corp.	67,863
2,822		WPS Resources Corp.	95,666
6,225	[3]	Washington Gas Light Co.	168,449

		Total	3,358,805

		Total Common Stocks (identified cost $83,845,067)	82,011,346

		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc. (identified cost $28,732)	0

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.8%[4]
$700,000		United States Treasury Bill, 12/13/2001(identified cost $698,244)	698,537

		MUTUAL FUND--5.4%
4,719,181		Prime Value Obligations Fund, Class IS (at net asset value)	4,719,181

		Total Investments (identified cost $89,291,224)[5]	$87,429,064

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $5,469,750 at October 31, 2001, which represents 6.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 99.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $95,139,129. The net unrealized depreciation of investments on a federal tax basis amounts to $7,710,065 which is comprised of $15,293,822 appreciation and $23,003,887 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($87,768,338) at October 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2001

Assets:
Total investments in securities, at value (identified cost $89,291,224)		$87,429,064
Cash		523,797
Cash held as collateral for securities lending		21,749,148
Income receivable		47,479
Receivable for investments sold		42,678
Receivable for shares sold		223,024
Receivable for daily variation margin		100,540

Total assets		110,115,730

Liabilities:
Payable for shares redeemed	$497,317
Payable on collateral due to broker	21,749,148
Accrued expenses	100,927

Total liabilities		22,347,392

Net assets for 8,567,037 shares outstanding		$87,768,338

Net Assets Consist of:
Paid in capital		$97,045,898
Net unrealized depreciation of investments		(1,813,199)
Accumulated net realized loss on investments		(7,494,016)
Undistributed net investment income		29,655

Total Net Assets		$87,768,338

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($82,393,315 ÷ 8,038,799 shares outstanding)		$10.25

Class C Shares:
Net asset value and offering price per share ($5,375,023 ÷ 528,238 shares outstanding)		$10.18

Redemption proceeds per share (99.00/100 of $10.18)[1]		$10.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $811)			$1,182,336
Interest			258,138

Total income			1,440,474

Expenses:
Management fee		$447,749
Custodian fees		76,890
Transfer and dividend disbursing agent fees and expenses		105,411
Directors'/Trustees' fees		3,814
Auditing fees		12,745
Legal fees		4,615
Portfolio accounting fees		101,425
Distribution services fee--Class C Shares		41,850
Shareholder services fee--Institutional Shares		209,925
Shareholder services fee--Class C Shares		13,950
Share registration costs		29,349
Printing and postage		50,296
Insurance premiums		1,305
Miscellaneous		321

Total expenseS		1,099,645

Waiver and Reimbursement:
Waiver of shareholder services fee--Institutional Shares	$(109,161)
Reimbursement of management fee	(387)

Total waiver AND REIMBURSEMENT		(109,548)

Net expenses			990,097

Net investment income			450,377

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,057,194)
Net realized loss on futures contracts			(2,181,666)
Net change in unrealized appreciation of investments and futures contracts			(7,834,066)

Net realized and unrealized loss on investments and futures contracts			(14,072,926)

Change in net assets resulting from operations			$(13,622,549)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$450,377	$864,588
Net realized gain (loss) on investments and futures contracts	(6,238,860)	19,585,195
Net change in unrealized appreciation of investments and futures contracts	(7,834,066)	(3,942,494)

Change in net assets resulting from operations	(13,622,549)	16,507,289

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(589,552)	(686,737)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(13,279,506)	(10,712,667)
Class C Shares	(825,830)	(449,824)

Change in net assets resulting from distributions to shareholders	(14,694,888)	(11,849,228)

Share Transactions:
Proceeds from sale of shares	97,045,987	258,138,689
Net asset value of shares issued to shareholders in payment of distributions declared	10,934,214	7,694,804
Cost of shares redeemed	(99,460,245)	(264,412,200)

Change in net assets resulting from share transactions	8,519,956	1,421,293

Change in net assets	(19,797,481)	6,079,354

Net Assets:
Beginning of period	107,565,819	101,486,465

End of period (including undistributed net investment income of $29,655 and $177,851, respectively)	$87,768,338	$107,565,819

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (formerly, Federated Mini-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equ ity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$27,135	$(18,114)	$(9,021)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,591,631, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized loss on future contracts of $2,181,666. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	24 Russell 2000 Index Futures	Long	$48,961

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,718,643	$21,749,148

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,064,689	$91,646,981	17,100,852	$247,960,454
Shares issued to shareholders in payment of distributions declared	903,185	10,140,515	549,532	7,271,075
Shares redeemed	(8,171,365)	(94,124,307)	(17,543,527)	(255,740,183)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	796,509	$7,663,189	106,857	$(508,654)

Year Ended October 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	475,017	$5,399,006	701,709	$10,178,235
Shares issued to shareholders in payment of distributions declared	71,120	793,699	32,345	423,729
Shares redeemed	(466,202)	(5,335,938)	(598,643)	(8,672,017)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	79,935	$856,767	135,411	$1,929,947

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	876,444	$8,519,956	242,268	$1,421,293

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Deutche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$48,171,411
Sales	$48,783,087

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $11,365,092 as long-term capital gain dividends for the year ended October 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mini-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Mini-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc. 2001 © Federated Investors, Inc.

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Cusip 31420E601

G01169-01 (12/01)

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[Logo of Federated]

Federated Mini-Cap Index Fund

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(formerly, Federated Mini-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2001

INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	7
How is the Fund Sold?	7
How to Purchase Shares	8
How to Redeem Shares	10
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	78

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment Manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund' Institutional Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (15.98)%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 18.09% (quarter ended December 31, 1999). Its lowest quarterly return was (20.58)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	RUS2
1 Year	(5.04)%	(3.03)%
5 Years	8.43%	10.31%
Start of Performance[1]	10.83%	13.19%

1 The Fund's Institutional Shares start of performance date was August 11, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.18%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2001.

Total Waiver of Fund Expenses	0.13%
Total Actual Annual Fund Operating Expenses (after waiver)	1.05%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 120
3 Years	$ 375
5 Years	$ 649
10 Years	$1,432

What are the Fund's Investment Strategies?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001, the capitalization range of the issuers comprising the Index was $1 million to $2.4 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?


The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

MANAGEMENT FEES


The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 78.

Year Ended October 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$13.99	$13.63	$13.02	$16.68	$14.39
Income From Investment Operations:
Net investment income	0.06	0.12	0.11	0.13	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(1.82)	1.84	1.43	(2.19)	3.51

Total from investment operations	(1.76)	1.96	1.54	(2.06)	3.66

Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.11)	(0.14)	(0.14)
Distributions from net realized gain on investments and futures contracts	(1.90)	(1.50)	(0.82)	(1.46)	(1.23)

Total distributions	(1.98)	(1.60)	(0.93)	(1.60)	(1.37)

Net Asset Value, End of Period	$10.25	$13.99	$13.63	$13.02	$16.68

Total Return[1]	(13.76)%	15.14%	12.43%	(13.46)%	27.54%

Ratios to Average Net Assets:
Expenses	1.05%	0.96%	0.93%	0.82%	0.76%
Net investment income	0.56%	0.85%	0.79%	0.80%	0.96%
Expense waiver/reimbursement[2]	0.13%	0.13%	0.13%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,393	$101,330	$97,235	$118,494	$150,470
Portfolio turnover	56%	56%	47%	48%	52%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements



Portfolio of Investments

OCTOBER 31, 2001

Shares			Value
		COMMON STOCKS--93.4%[1]
		Consumer Discretionary--13.8%
879	[2,3]	1-800-FLOWERS.COM, Inc.	$8,966
1,251	[2,3]	4 Kids Entertainment, Inc.	26,271
2,976	[2,3]	99 Cents Only Stores	105,797
4,165	[2,3]	ACTV, Inc.	8,955
2,350		ADVO, Inc.	84,764
900	[2]	AFC Enterprises, Inc.	22,725
1,900	[2]	AMC Entertainment, Inc.	22,800
2,528	[2]	APAC Customer Services, Inc.	4,424
1,461		Aaron Rents, Inc.	25,494
2,299	[2,3]	Ackerley Group, Inc. (The)	30,922
1,700	[2,3]	Action Performance Cos., Inc.	44,557
1,226		Advanced Marketing Services, Inc.	18,991
2,100	[2,3]	Alliance Gaming Corp.	41,580
1,769	[2]	American Axle & Manufacturing Holdings, Inc.	29,896
7,642	[3]	American Greetings Corp., Class A	107,141
300	[2]	Ameristar Casinos, Inc.	5,154
1,440	[2,3]	Anchor Gaming	73,195
2,717	[2,3]	Ann Taylor Stores Corp.	59,774
3,458	[3]	Applebee's International, Inc.	104,086
1,882	[3]	Applica, Inc.	13,927
1,726		Applied Industrial Technologies, Inc.	28,565
2,629		Arctic Cat, Inc.	42,590
2,540	[2]	Argosy Gaming Corp.	73,736
7,090		ArvinMeritor, Inc.	106,492
4,617	[2]	Aztar Corp.	66,254
2,769	[2,3]	Bally Total Fitness Holding Corp.	51,116
1,196		Bandag, Inc.	31,335
1,100		Bassett Furniture Industries, Inc.	15,785
793	[2]	Beasley Broadcast Group, Inc., Class A	8,223
1,200	[2,3]	Beazer Homes USA, Inc.	54,804
3,468	[3]	Blyth Industries, Inc.	67,522
4,663		Bob Evans Farms, Inc.	87,711
2,936	[2]	Boca Resorts, Inc., Class A	27,452
2,825		Borg-Warner Automotive, Inc.	120,684
3,096	[2]	Boyd Gaming Corp.	13,313
6,833	[2]	Brightpoint, Inc.	25,145
1,639	[3]	Brown Shoe Co., Inc.	18,029
2,083	[2,3]	Buca, Inc.	28,287
624	[2]	Buckle, Inc.	11,326
1,300	[2]	Building Materials Holding Corp.	15,600
1,856		Burlington Coat Factory Warehouse	27,747
893		Bush Industries, Inc., Class A	9,376
6,882	[3]	CBRL Group, Inc.	172,807
3,049	[2]	CEC Entertainment, Inc.	118,118
2,494	[2,3]	CSK Auto Corp.	19,503
452	[2]	CSS Industries, Inc.	12,245
2,200	[2,3]	California Pizza Kitchen, Inc.	39,556
1,425		Cato Corp., Class A	24,154
4,998	[2]	Champion Enterprises, Inc.	44,032
1,183	[2]	Championship Auto Racing Teams, Inc.	15,142
2,800	[2]	Charlotte Russe Holdings, Inc.	39,760
12,971	[2]	Charming Shoppes, Inc.	61,872
4,068	[2,3]	Cheesecake Factory, Inc.	114,718
2,353	[2,3]	Chicos Fas, Inc.	61,178
1,521	[2,3]	Children's Place Retail Stores, Inc.	36,139
1,500	[2,3]	Christopher & Banks Corp.	49,425
285		Churchill Downs, Inc.	7,299
3,400	[2,3]	Circuit City Stores, Inc.	62,220
4,360		Claire's Stores, Inc.	52,712
1,425		Coachmen Industries, Inc.	14,521
339	[2]	Coldwater Creek, Inc.	6,672
1,000	[2,3]	Cole National Corp., Class A	13,050
9,191	[2]	Collins & Aikman Corp.	56,525
2,477	[2,3]	Concord Camera Corp.	9,834
6,627	[3]	Cooper Tire & Rubber Co.	87,543
4,587	[2]	Copart, Inc.	134,628
2,850	[2]	Cost Plus, Inc.	55,432
1,419	[2]	Crestline Capital Corp.	41,009
1,104	[2]	Crossmann Communities, Inc.	30,360
1,671	[2]	Crown Media Holdings, Inc., Class A	17,178
3,048	[2]	Cumulus Media, Inc., Class A	20,300
400		Deb Shops, Inc.	9,592
3,700	[2]	Digital Generation Systems, Inc.	4,810
6,910		Dillards, Inc., Class A	89,484
3,263	[2]	Direct Focus, Inc.	79,356
1,400	[2]	Discount Auto Parts, Inc.	23,380
200	[2]	Donna Karan International, Inc.	2,142
1,669		Dover Downs Entertainment	20,028
1,417	[2]	Dress Barn, Inc.	32,081
2,253	[2]	Dura Automotive Systems, Inc.	17,168
1,396	[2,3]	Electronics Boutique PLC	43,346
4,500	[2]	Engage, Inc.	900
2,629	[3]	Exide Technologies	2,103
1,883	[2]	Factory 2-U Stores, Inc.	26,626
2,634		Fedders Corp.	6,243
5,813		Federal Signal Corp.	117,771
6,313	[3]	Federal-Mogul Corp.	3,535
2,700	[2,3]	Finish Line, Inc., Class A	27,405
400		Fisher Communications, Inc.	16,312
3,374	[3]	Fleetwood Enterprises, Inc.	33,807
1,700	[2]	Foamex International, Inc.	12,750
2,349	[2,3]	Footstar, Inc.	78,457
1,951	[2]	Fossil, Inc.	35,391
1,546		Freds, Inc.	50,631
1,400		Friedmans, Inc., Class A	10,080
5,802	[2]	Furniture Brands International, Inc.	139,306
400		Garan, Inc.	15,360
2,278	[2]	Gaylord Entertainment Co.	47,382
2,554	[2,3]	Genesco, Inc.	46,610
471		Gentek, Inc.	645
4,400	[2]	Getty Images, Inc.	68,596
1,000		Gray Communications System	12,500
62		Grey Global Group, Inc.	35,464
1,745	[2]	Group 1 Automotive, Inc.	46,766
2,914	[2]	Gtech Holdings Corp.	116,269
845	[2]	Guess ?, Inc.	5,028
2,397	[2]	Guitar Center, Inc.	33,055
3,900	[2,3]	Gymboree Corp.	33,735
2,500		Hancock Fabrics, Inc.	29,375
2,729		Handleman Co.	33,567
3,540		Harman International Industries, Inc.	116,997
1,548		Haverty Furniture Cos., Inc.	19,350
1,605	[2,3]	Hayes Lemmerz International, Inc.	1,461
400	[2]	Hibbett Sporting Goods, Inc.	10,800
1,000	[2,3]	Hollywood Casino Corp., Class A	7,590
4,631	[2,3]	Hollywood Entertainment Corp.	74,513
1,930	[2,3]	Hot Topic, Inc.	48,790
1,300	[2,3]	Hovnanian Enterprises, Inc., Class A	15,210
3,046		Hughes Supply, Inc.	71,947
1,895	[2]	IHOP Corp.	48,436
1,172	[2,3]	IMPCO Technologies, Inc.	19,502
1,992	[2]	Information Holdings, Inc.	43,645
4,396	[2,3]	Insight Enterprises, Inc.	71,435
4,773	[2]	Interactive Data Corp.	64,054
4,505		Interface, Inc.	18,065
2,754	[2]	Intertan, Inc.	24,648
3,123	[2,3]	Isle of Capri Casinos, Inc.	28,326
1,600	[2]	J. Jill Group, Inc.	24,448
2,543	[2,3]	JAKKS Pacific, Inc.	47,936
3,837	[2]	Jack in the Box, Inc.	94,390
2,719	[2]	Journal Register Co.	46,767
1,000		K Swiss, Inc., Class A	28,070
1,900	[2]	K2, Inc.	10,830
3,781		KB HOME	111,729
3,139	[3]	Kellwood Co.	61,179
1,369	[2,3]	Kenneth Cole Productions, Inc., Class A	16,017
3,005	[2]	Key3Media Group, Inc.	14,184
3,596		Kimball International, Inc., Class B	41,678
6,273		La-Z Boy Chair Co.	111,910
3,716		Lancaster Colony Corp.	115,791
1,563		Landrys Seafood Restaurants, Inc.	27,431
1,160	[2,3]	Lands' End, Inc.	37,166
5,503	[3]	Lee Enterprises, Inc.	189,578
1,549		Libbey, Inc.	48,639
1,790	[3]	Liberty Corp.	72,030
3,900	[2]	Liberty Digital, Inc.	10,842
529	[2]	Liberty Livewire Corp.	3,401
3,782	[2,3]	Linens `N Things, Inc.	68,832
600	[2]	Lithia Motors, Inc., Class A	10,110
1,458	[2]	Lodgenet Entertainment	22,030
2,809	[3]	Lone Star Steakhouse & Saloon	36,405
2,334	[2]	Luby's Cafeteria, Inc.	14,121
500		Lufkin Industries, Inc.	13,525
2,260		M.D.C. Holdings, Inc.	60,274
600		M/I Schottenstein Homes, Inc.	22,170
2,800	[2]	MTR Gaming Group, Inc.	29,680
2,300	[2]	Magna Entertainment Corp., Class A	13,225
1,817		Marcus Corp.	23,076
896	[2,3]	Martha Stewart Living Omnimedia, Class A	14,739
3,192		Matthews International Corp., Class A	73,576
1,268		Media General, Inc., Class A	52,749
3,331	[2]	Mens Wearhouse, Inc.	66,187
300	[3]	Meritage Corp.	13,230
300	[2]	Mestek, Inc.	7,095
7,713	[2]	Metromedia International Group, Inc.	8,253
3,871	[2,3]	Michaels Stores, Inc.	198,853
1,489		Midas, Inc.	15,262
3,589	[2,3]	Midway Games, Inc.	57,137
2,921	[3]	Modine Manufacturing Co.	60,611
2,379	[2]	Monaco Coach Corp.	42,584
1,000		Movado Group, Inc.	16,300
1,050	[2,3]	Movie Gallery, Inc.	28,927
677	[2,3]	NVR, Inc.	107,169
536		National Presto Industries, Inc.	14,660
3,568	[2]	Nautica Enterprise, Inc.	43,244
200		Newmark Homes Corp.	2,000
1,621	[2]	O' Charleys, Inc.	25,920
4,498	[2]	O'Reilly Automotive, Inc.	127,113
10,633	[2]	Officemax, Inc.	30,304
607	[2]	On Command Corp.	807
1,413		Oneida Ltd.	18,086
959		OshKosh B'Gosh, Inc., Class A	33,316
600		Oxford Industries, Inc.	13,470
905	[2,3]	P. F. Chang's China Bistro, Inc.	35,865
652	[2]	PC Connections, Inc.	7,433
3,012	[2]	Pacific Sunwear of California	41,415
1,743	[2]	Palm Harbor Homes, Inc.	38,785
1,300	[2,3]	Panera Bread Co.	53,495
2,053	[2,3]	Papa Johns International, Inc.	57,197
1,291	[2,3]	Parkervision, Inc.	28,402
3,243	[2]	Paxson Communications Corp.	27,565
5,000	[2]	Pegasus Communications Corp.	49,500
1,460	[2]	Penn National Gaming, Inc.	29,901
3,622	[2,3]	Penton Media, Inc.	25,173
4,756		Pep Boys-Manny Moe & Jack	55,883
12,258	[2,3]	PetSmart, Inc.	95,735
2,295		Phillips Van Heusen Corp.	19,599
10,302		Pier 1 Imports, Inc.	113,425
1,911		Pinnacle Entertainment, Inc.	13,186
1,340	[2]	Playboy Enterprises, Inc., Class B	16,884
2,877	[3]	Polaris Industries, Inc., Class A	129,350
1,000	[2]	Pomeroy Computer Resources	14,820
11,300	[2,3]	Priceline.com, Inc.	54,353
357	[2]	Pricesmart, Inc.	12,495
4,671	[2]	Prime Hospitality Corp.	42,880
1,546	[2,3]	Private Media Group, Inc.	14,038
1,217		Pulitzer, Inc.	56,712
1,200	[2]	Quaker Fabric Corp.	8,052
2,234	[2,3]	Quiksilver, Inc.	29,422
3,957		R.H. Donnelley Corp.	104,465
2,197	[2,3]	Rare Hospitality International, Inc.	40,051
1,500	[2]	Recoton Corp.	19,275
1,916	[2]	Regent Communications, Inc.	11,170
4,671		Regis Corp. Minnesota	99,305
702	[2,3]	Rent-A-Center, Inc.	19,129
2,553	[2]	Rent-Way, Inc.	17,718
6,960		Ruby Tuesday, Inc.	119,990
970		Russ Berrie & Co., Inc.	25,433
2,391		Russell Corp.	29,457
4,103	[2]	Ryan's Family Steak Houses, Inc.	73,854
1,543	[3]	Ryland Group, Inc.	82,550
2,695	[2]	SCP Pool Corp.	62,632
5,753	[2]	SITEL Corp.	8,054
1,009	[2]	Saga Communications, Inc., Class A	20,180
933	[2]	Salem Communications Corp.	17,998
1,413	[2]	Salton, Inc.	14,752
1,076		Sauer, Inc., ADR	7,855
3,406	[2,3]	Scholastic Corp.	152,248
2,060	[2]	School Specialty, Inc.	63,757
4,100	[2]	Schuler Homes, Inc., Class A	66,748
1,600	[2]	Scientific Games Holdings Corp.	6,928
3,917	[3]	Shopko Stores, Inc.	33,882
2,700	[2]	Shuffle Master, Inc.	33,804
3,831	[2]	Sinclair Broadcast Group, Inc.	28,273
4,706	[2,3]	Sirius Satellite Radio, Inc.	11,718
2,336	[2,3]	Skechers USA, Inc., Class A	25,276
625		Skyline Corp.	15,875
2,451	[2]	Sonic Automotive, Inc.	40,736
2,809	[2,3]	Sonic Corp.	94,130
5,024	[2,3]	Spanish Broadcasting System, Inc.	39,639
1,336	[2,3]	Speedway Motorsports, Inc.	31,302
1,531	[3]	Spiegel, Inc., Class A	8,558
2,600	[2,3]	Sports Resorts Int'l, Inc.	17,394
5,717	[2]	Stamps.com, Inc.	17,323
700		Standard Motor Products, Inc.	8,092
2,763	[3]	Standard Pacific Corp.	50,425
600	[2]	Stanley Furniture Co., Inc.	16,020
4,920	[2]	Station Casinos, Inc.	40,393
2,561	[2]	Stein Mart, Inc.	20,411
600	[2]	Steinway Musical Instruments	9,150
870	[2]	Steven Madden Ltd.	7,830
1,298	[2]	Stoneridge, Inc.	8,307
4,319		Stride Rite Corp.	26,691
3,452		Sturm Ruger & Co., Inc.	40,388
2,391		Superior Industries International, Inc.	78,999
1,800	[2]	TBC Corp.	19,836
5,432	[2]	The Boyds Collection, Ltd.	41,555
2,169		The Steak n Shake Co.	23,208
659	[3]	Thor Industries, Inc.	23,065
2,731	[2,3]	TiVo, Inc.	15,020
2,361	[2,3]	Toll Brothers, Inc.	73,569
3,326	[2]	Too, Inc.	88,505
5,248	[2]	Topps Co.	53,792
1,376		Toro Co.	59,030
3,936	[2,3]	Tower Automotive, Inc.	24,088
2,714	[2]	Trans World Entertainment Corp.	22,635
1,221		Triarc Companies, Inc.	28,205
1,600	[2]	Tripath Technology, Inc.	2,032
500	[2]	Tropical Sportswear International Corp.	8,760
1,408	[2]	Tuesday Morning Corp.	18,839
6,496		Tupperware Corp.	132,453
1,997	[2,3]	Tweeter Home Entertainment Group, Inc.	31,473
1,299	[2]	Ultimate Electronics, Inc.	23,564
5,215		Unifi, Inc.	39,373
1,410	[2]	Uniroyal Technology Corp.	4,300
517	[2]	United Auto Group, Inc.	8,272
7,800	[2,3]	UnitedGlobalCom, Inc., Class A	10,140
2,108	[2]	Universal Electronics, Inc.	31,072
1,200	[2]	Urban Outfitters, Inc.	15,600
843	[2,3]	Vail Resorts, Inc.	13,926
1,669	[2]	Value City Department Stores, Inc.	4,890
174		Value Line, Inc.	7,256
3,067	[2]	Valuevision International, Inc., Class A	41,834
2,380	[2]	Vans, Inc.	34,177
2,073	[2]	WESCO International, Inc.	10,158
2,056	[2]	WMS Industries, Inc.	36,905
2,803		Wellman, Inc.	35,346
2,472	[2,3]	WestPoint Stevens, Inc.	6,205
2,535		Westinghouse Air Brake, Co.	30,927
1,850	[2]	Wet Seal, Inc., Class A	37,647
4,715		Wiley (John) & Sons, Inc., Class A	95,243
1,942	[2]	Wilsons The Leather Experts, Inc.	23,537
1,812		Winnebago Industries, Inc.	44,086
4,260		Wolverine World Wide, Inc.	62,750
1,197	[2,3]	World Wrestling Federation Entertainment, Inc.	13,490
15,723	[2]	Wyndham International, Inc., Class A	10,220
2,155	[2,3]	XM Satellite Radio Holdings, Inc., Class A	15,387
1,486	[2,3]	Yankee Candle Co.	27,194
2,126	[2]	Young Broadcasting, Inc., Class A	32,549
3,456	[2,3]	Zale Corp.	98,911
831	[2,3]	bebe stores, Inc.	13,861
4,300	[2]	dELiA*s Corp., Class A	26,617

		Total	12,140,556

		Consumer Staples--3.5%
2,300	[2]	7-Eleven, Inc.	23,230
300		Alico, Inc.	7,938
1,743	[2]	American Italian Pasta Co., Class A	70,992
200	[2]	Arden Group, Inc., Class A	9,218
2,475	[2]	Aurora Foods, Inc.	10,766
1,400	[2,3]	BriteSmile, Inc.	6,664
5,454		Casey's General Stores, Inc.	67,902
4,729		Church and Dwight, Inc.	122,954
142		Coca-Cola Bottling Co.	5,431
4,448		Corn Products International, Inc.	133,885
3,819		Dean Foods Co.	171,282
2,471	[2]	Del Monte Foods Co.	20,509
3,454		Delta & Pine Land Co.	62,345
10,332		Dial Corp.	172,338
4,300		Dimon, Inc.	26,875
5,349		Dole Food, Inc.	108,906
2,631	[3]	Dreyers Grand Ice Cream, Inc.	86,034
967	[2,3]	Duane Reade, Inc.	28,933
1,800	[2,3]	Elizabeth Arden, Inc.	23,742
81		Farmer Brothers Co.	18,063
4,437	[3]	Fleming Cos., Inc.	106,932
1,800	[2]	Flowers Foods, Inc.	74,700
2,647	[2]	Great Atlantic & Pacific Tea Co., Inc.	49,181
800	[2,3]	Green Mountain Coffee, Inc.	17,968
2,366	[2]	Hain Celestial Group, Inc.	46,658
1,528		Herbalife International, Inc., Class A	17,022
990		Ingles Markets, Inc., Class A	11,379
1,516	[3]	International Multifoods Corp.	33,003
3,668		Interstate Bakeries Corp.	86,455
600	[2]	J&J Snack Foods Corp.	13,284
2,395		Lance, Inc.	31,973
3,953		Longs Drug Stores Corp.	90,010
200		Maui Land & Pineapple Co., Inc.	4,496
962	[2]	Mondavi Robert Corp., Class A	29,543
5,730	[2]	NBTY, Inc.	48,877
1,700		Nash Finch Co.	39,185
400	[2]	National Beverage Corp.	4,160
1,200	[3]	Natures Sunshine Products, Inc.	13,860
4,407		Nu Skin Asia Pacific, Inc., Class A	32,744
3,200	[2,3]	Pathmark Stores, Inc.	75,456
4,542	[2,3]	Performance Food Group Co.	133,489
1,544	[3]	Pilgrim's Pride Corp.	19,068
2,725	[2,3]	Playtex Products, Inc.	26,705
3,067	[2]	Ralcorp Holdings, Inc.	59,806
788	[2,3]	Revlon, Inc., Class A	5,201
567		Riviana Foods, Inc.	10,206
3,164		Ruddick Corp.	48,251
500		Sanderson Farms, Inc.	6,700
1,493		Schweitzer-Mauduit International, Inc.	35,757
33		Seaboard Corp.	7,392
6,163		Sensient Technologies Corp.	100,210
1,269		Smart & Final, Inc.	11,992
2,591		Smucker (J.M.) Co.	86,669
1,900	[2]	Spartan Stores, Inc.	24,567
1,000		Standard Commercial Corp.	18,600
2,168	[2]	Star Scientific, Inc.	7,176
2,665	[2,3]	Suiza Foods Corp.	157,155
708		Tejon Ranch Co.	16,921
1,000	[2]	The Boston Beer Co., Inc., Class A	11,650
1,436	[2,3]	United Natural Foods, Inc.	29,725
3,488		Universal Corp.	112,802
1,694	[3]	Vector Group Ltd.	68,793
4,240	[2,3]	Vialta, Inc., Class A	2,502
1,649		WD 40 Co.	37,135
1,628	[2,3]	Wild Oats Markets, Inc.	11,396

		Total	3,054,761

		Energy--3.3%
1,900	[2]	3TEC Energy Corp.	27,664
600	[2]	ATP Oil & Gas Corp.	3,960
942	[2]	Atwood Oceanics, Inc.	28,740
1,697		Berry Petroleum Co., Class A	29,596
4,320	[2]	Brown (Tom), Inc.	100,872
3,584		Cabot Oil & Gas Corp., Class A	86,374
4,278	[2,3]	Cal Dive International, Inc.	89,367
839	[2]	Callon Petroleum Corp.	5,688
1,168		Carbo Ceramics, Inc.	42,492
15,121		Chesapeake Energy Corp.	109,627
800	[2]	Chiles Offshore Corp.	15,360
419	[2]	Clayton Williams Energy, Inc.	5,208
3,846	[2]	Comstock Resources, Inc.	29,153
1,959	[2]	Denbury Resources, Inc.	16,847
681	[2,3]	Dril-Quip, Inc.	11,618
3,257		EEX Corp.	4,885
700	[2]	Encore Aquisition Co.	9,100
2,300	[2]	Energy Partners Ltd.	16,905
1,705	[2,3]	Evergreen Resources, Inc.	68,098
3,417		Frontier Oil Corp.	64,923
19,298	[2]	Grey Wolf, Inc.	55,771
839	[2]	Gulf Island Fabrication, Inc.	8,642
400	[2]	Gulfmark Offshore, Inc.	11,300
800		Holly Corp.	14,728
2,547	[2]	Horizon Offshore, Inc.	21,879
1,300	[2]	Hydril Co.	26,260
4,664	[2,3]	Input/Output, Inc.	37,545
2,600	[2]	KCS Energy, Inc.	9,100
9,962	[2]	Key Energy Group, Inc.	86,669
1,412	[2]	Key Production Co.	22,027
3,268	[2]	Lone Star Technologies, Inc.	53,726
4,100	[2]	Magnum Hunter Resources, Inc.	45,059
3,503	[2]	Maverick Tube Corp.	42,386
1,305	[2]	McMoRan Exploration Co.	7,960
3,586	[2]	Meridian Resource Corp.	15,276
1,000	[2]	NATCO Group, Inc., Class A	7,650
1,791	[2]	NS Group, Inc.	12,268
6,883	[2,3]	Newpark Resources, Inc.	42,055
2,356	[2]	Nuevo Energy Co.	33,220
1,200	[2]	OSCA, Inc.	21,864
3,092	[2]	Oceaneering International, Inc.	60,294
1,809	[2]	Offshore Logistics, Inc.	36,090
1,000	[2]	Oil States International, Inc.	8,950
1,500	[2,3]	PYR Energy Corp.	2,970
8,637	[2]	Parker Drilling Co.	28,070
2,564		Patina Oil & Gas Corp.	69,100
1,161		Penn Virginia Corp.	44,698
8,861	[3]	Pennzoil-Quaker State Co.	103,940
2,300	[2,3]	PetroQuest Energy, Inc.	15,457
2,928	[2]	Plains Resources, Inc.	79,934
940	[2]	Prima Energy Corp.	22,851
350	[2]	Prize Energy Corp.	6,002
1,391	[2]	Pure Resources, Inc.	24,621
800	[2]	Quicksilver Resources, Inc.	11,640
1,161		RPC Energy Services, Inc.	16,707
4,900	[2]	Range Resources Corp.	21,952
2,400	[2]	Remington Oil & Gas Corp.	41,280
1,600		Resource America, Inc., Class A	15,376
1,806	[2]	SEACOR SMIT, Inc.	71,590
2,040	[2,3]	Seitel, Inc.	27,744
2,010	[2,3]	Spinnaker Exploration Co.	88,199
3,658	[3]	St. Mary Land & Exploration Co.	74,879
2,231	[2]	Stone Energy Corp.	88,236
4,619	[2]	Superior Energy Services, Inc.	36,490
2,423	[2]	Swift Energy Co.	57,304
2,199	[2]	Syntroleum Corp.	11,347
3,420	[2]	Tesoro Petroleum Corp.	45,212
1,300	[2]	Tetra Technologies, Inc.	22,126
1,120	[2]	The Houston Exploration Co.	35,000
1,602	[2]	Transmontaigne, Co.	9,612
2,532	[2]	Trico Marine Services, Inc.	16,255
3,738	[2]	Unit Corp.	40,931
1,167	[2,3]	Universal Compression Holdings, Inc.	32,664
3,059	[2,3]	Veritas DGC, Inc.	46,986
5,534		Vintage Petroleum, Inc.	96,790
2,500	[2]	W-H Energy Services, Inc.	50,425
2,687		Western Gas Resources, Inc.	86,575
3,159	[2]	Westport Resources Corp.	54,562

		Total	2,944,721

		Financials--20.1%
1,358		1st Source Corp.	28,369
2,000		Acadia Realty Trust	12,480
700	[2,3]	Actrade Financial Technologies Ltd.	17,535
2,173		Advanta Corp., Class A	17,840
2,434	[2,3]	Affiliated Managers Group	150,178
896		Alabama National Bancorp	27,418
219	[2]	Alexander's, Inc.	13,184
1,550		Alexandria Real Estate Equities, Inc.	62,310
4,031		Alfa Corp.	85,860
2,680		Amcore Financial, Inc.	58,719
5,300		AmerUs Group Co.	160,431
3,176		American Capital Strategies Ltd.	78,670
3,649	[3]	American Financial Holdings, Inc.	92,612
1,700	[2]	American Physicians Capital, Inc.	39,100
400	[2]	American Realty Investors, Inc.	4,940
1,288		Amli Residential Properties Trust	30,049
2,005		Anchor Bancorp Wisconsin, Inc.	31,579
1,009		Andover Bancorp, Inc.	50,097
4,600		Annaly Mortgage Management, Inc.	63,250
3,300		Anthracite Capital, Inc.	32,802
1,547		Area Bancshares Corp.	26,144
2,169		Argonaut Group, Inc.	36,396
630	[3]	Arrow Financial Corp.	17,791
1,600		Associated Estates Realty Corp.	13,984
4,200	[2]	Associates First Capital Corp.	42
500	[2]	Avatar Holdings, Inc.	12,105
600		BKF Capital Group, Inc.	15,630
1,230	[2]	BOK Financial Corp.	38,130
5,964	[3]	BRE Properties, Inc., Class A	172,956
881		BSB Bancorp, Inc.	19,629
719		Baldwin & Lyons, Inc., Class B	16,106
389		BancFirst Corp.	13,518
800		BancFirst Ohio Corp.	17,600
8,681		Bancorpsouth, Inc.	132,819
1,192		Bank Granite Corp.	25,437
1,100		Bank Mutual Corp.	17,930
3,288	[2]	Bank United Corp.	263
3,800		BankAtlantic Bancorp, Inc., Class A	30,780
1,900		BankUnited Financial Corp., Class A	27,740
1,100		Banner Corp.	19,107
6,485		Bay View Capital Corp.	45,590
1,473		Bedford Property Investors, Inc.	30,138
2,360	[3]	Berkley, (W. R) Corp.	125,576
2,000	[3]	Boston Private Financial Holdings	40,620
1,731		Boykin Lodging Co.	13,761
2,534		Brandywine Realty Trust	50,021
1,235		Brookline Bancorp, Inc.	18,710
2,552		Brown & Brown	146,485
2,377		Burnham Pacific Properties, Inc.	11,647
2,064		CBL & Associates Properties, Inc.	60,104
900		CCBT Financial Cos., Inc.	21,087
1,600		CFS Bancorp, Inc.	21,504
1,572		CNA Surety Corp.	21,929
784		CPB, Inc.	23,544
2,123		CVB Financial Corp.	47,216
4,267		Cabot Industrial Trust	101,640
3,461	[2]	Cadiz, Inc.	29,765
4,637		Camden Property Trust	161,368
2,972		Capital Automotive	57,508
670		Capital City Bank Group, Inc.	14,907
4,055		Capital Federal Financial	80,978
900		Capitol Transamerica Corp.	14,670
884	[3]	Capstead Mortgage Corp.	25,035
2,357		Cash America International, Inc.	18,856
761		Cathay Bancorp, Inc.	44,823
2,005		Centennial Bancorp	14,095
2,676		CenterPoint Properties Corp.	124,434
600	[2]	Central Coast Bancorp	11,994
3,260		Charter Municipal Mortgage Acceptance Co.	51,573
2,143		Chateau Communities, Inc.	67,504
1,917		Chelsea Property Group, Inc.	85,882
2,235		Chemical Financial Corp.	60,993
3,138		Chittenden Corp.	77,634
5,836	[3]	Citizens Banking Corp.	176,948
2,000	[2]	Citizens, Inc., Class A	17,600
988		City Bank Lynwood, WA	24,433
1,700	[2]	City Holding Co.	16,320
800	[2]	Clark/Bardes, Inc.	17,600
750		CoBiz, Inc.	10,425
400		Coastal Bancorp, Inc.	11,900
14,261		Colonial BancGroup, Inc.	179,689
2,284	[3]	Colonial Properties Trust	68,177
1,300	[2,3]	Columbia Banking Systems, Inc.	15,600
3,289	[3]	Commerce Group, Inc.	119,884
200		Commercial Bank of New York	6,408
6,374	[3]	Commercial Federal Corp.	159,095
3,086	[3]	Commercial Net Lease Realty	40,025
900		Commonwealth Bancorp	19,008
1,100		Community Bank System, Inc.	29,865
700		Community Banks, Inc.	17,185
4,901	[3]	Community First Bankshares, Inc.	117,722
1,100		Community Trust Bancorp, Inc.	24,200
1,067	[2]	CompuCredit Corp.	6,562
1,100		Connecticut Bancshares, Inc.	25,608
4,878		Cornerstone Realty Income Trust, Inc.	52,146
900		Corporate Office Properties Trust	9,945
3,197	[2]	Corrections Corp. America	56,267
1,281		Corus Bankshares, Inc.	53,674
3,679		Cousins Properties, Inc.	89,069
3,562		Crawford & Co., Class B	42,388
1,325	[2]	Credit Acceptance Corp.	10,865
2,200		Crown American Realty Trust	15,686
1,226	[2]	DVI, Inc.	19,309
1,917	[3]	Delphi Financial Group, Inc., Class A	58,277
5,256	[3]	Developers Diversified Realty	95,659
2,105		Dime Community Bancorp, Inc.	51,046
4,610		Doral Financial Corp.	160,751
2,721		Downey Financial Corp.	95,616
3,237		East West Bancorp, Inc.	73,124
1,587		EastGroup Properties, Inc.	33,168
1,532		Entertainment Properties Trust	25,584
5,891		Equity Inns, Inc.	46,775
100	[3]	Equity One, Inc.	1,200
2,023		Essex Property Trust, Inc.	94,778
1,111		F & M Bancorp	29,986
1,228	[3]	FBL Financial Group, Inc., Class A	21,060
2,693	[3]	FNB Corp.	65,601
704		Farmers Capital Bank Corp.	25,013
1,100	[2]	Federal Agricultural Mortgage Association, Class C	48,180
3,745		Federal Realty Investment Trust	81,716
4,292	[3]	FelCor Lodging Trust, Inc.	59,616
1,600		Fidelity Bankshares, Inc.	23,840
1,629	[2,3]	Financial Federal Corp.	40,725
900		Financial Institutions, Inc.	18,684
5,500	[2]	Finova Group, Inc.	5,445
7,324	[3]	First American Financial Corp.	121,945
700		First Bancorp, Inc.	15,778
100	[2]	First Banks America, Inc.	3,045
964		First Busey Corp.	18,364
3,286		First Charter Corp.	53,562
667		First Citizens Bancshares, Inc., Class A	62,698
6,131		First Commmonwealth Financial Corp.	68,667
800		First Community Bancshares, Inc.	23,080
600		First Essex Bancorp, Inc.	15,780
1,516		First Federal Capital Corp.	22,316
3,841		First Financial Bancorp	59,535
1,087		First Financial Bankshares, Inc.	32,458
744		First Financial Corp.	29,165
1,372		First Financial Holdings, Inc.	34,080
987		First Indiana Corp.	23,974
4,488		First Industrial Realty Trust	123,420
1,161		First Merchants Corp.	26,691
5,117		First Midwest Bancorp, Inc.	171,010
969		First Niagra Financial Group, Inc.	16,027
1,500		First Place Financial Corp.	23,400
1,100	[2]	First Republic Bank	22,165
2,633		First Sentinel Bancorp, Inc.	31,728
2,538		FirstFed Financial Corp.	56,445
2,224		Firstbank Corp.	61,093
650		Flagstar Bancorp, Inc.	16,282
1,050		Flushing Financial Corp.	18,795
1,906		Forest City Enterprises, Inc., Class A	92,536
5,733		Fremont General Corp.	28,722
2,467	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	11,842
2,596		Frontier Financial Corp.	71,156
3,100	[2]	Frontline Capital Group	434
822		GBC Bancorp	22,868
522	[2]	Gabelli Asset Management, Inc., Class A	19,418
2,507	[3]	Gables Residential Trust	67,438
900		German American Bancorp	15,300
1,900		Getty Realty Holding Corp.	32,566
1,400		Glacier Bancorp, Inc.	22,666
1,993		Glenborough Realty Trust, Inc.	34,658
3,965		Glimcher Realty Trust	64,788
3,010		Gold Banc Corp., Inc.	22,485
584		Great American Financial Resources, Inc.	10,249
1,262		Great Lakes REIT, Inc.	20,179
600		Great Southern Bancorp, Inc.	18,150
6,840	[3]	Greater Bay Bancorp	155,884
13,561		HRPT Properties Trust	110,522
769		Hancock Holding Co.	29,914
2,275		Harbor Florida Bancshares, Inc.	38,106
3,854		Harleysville Group, Inc.	92,650
1,892		Harleysville National Corp.	40,489
3,321		Health Care REIT, Inc.	86,014
4,220		Healthcare Realty Trust, Inc.	113,940
6,869		Highwoods Properties, Inc.	162,108
1,848		Hilb Rogal & Hamilton Co.	107,055
1,815		Home Properties of New York, Inc.	55,557
4,193		Horace Mann Educators Corp.	79,457
1,600		Hudson River Bancorp, Inc.	32,960
5,940		Hudson United Bancorp	154,381
7,352	[2]	INMC Mortgage Holdings, Inc.	188,799
3,032		IRT Property Co.	32,321
600		Iberiabank Corp.	16,638
7,372	[3]	Independence Community Bank	179,287
1,200	[3]	Independent Bank Corp.-Massachusetts	23,340
1,260		Independent Bank Corp.-Michigan	34,297
2,301		Innkeepers USA Trust	15,946
1,913	[2]	Insignia Financial Group, Inc.	17,982
1,762		Integra Bank Corp.	38,517
1,755		International Bancshares Corp.	65,339
2,200	[3]	Investors Real Estate Trust	19,954
1,607	[3]	Irwin Financial Corp.	24,908
3,323		JDN Realty Corp.	35,290
1,072		JP Realty, Inc.	22,512
2,925		Jefferies Group, Inc.	97,022
3,083	[2,3]	Jones Lang LaSalle, Inc.	46,091
655		Kansas City Life Insurance Co.	24,359
700		Keystone Property Trust	8,680
3,496		Kilroy Realty Corp.	81,841
2,729		Koger Equity, Inc.	45,547
2,000		Kramont Realty Trust	24,980
2,921		LNR Property Corp.	80,474
16,668	[2]	La Quinta Properties	89,174
2,620		LaSalle Hotel Properties	21,484
1,155		Lakeland Bancorp, Inc.	17,648
1,939		LandAmerica Financial Group, Inc.	50,782
1,930		Lexington Corporate Properties Trust	27,020
1,900	[2]	Local Financial Corp.	23,465
1,952		MAF Bancorp, Inc.	54,656
600	[2]	MB Financial, Inc.	15,420
4,291	[3]	Macerich Co. (The)	103,842
1,000		Main Street Banks, Inc.	16,500
1,451		Manufactured Home Communities, Inc.	44,328
1,367		Medallion Financial Corp.	11,141
600		Medford Bancorp, Inc.	11,478
100	[2]	Meemic Holdings, Inc.	2,458
5,365		MeriStar Hospitality Corp.	50,967
700		MicroFinancial, Inc.	6,930
932		Mid American Bancorp	21,902
1,381		Mid-American Apartment Communities, Inc.	33,945
1,300		Mid-Atlantic Realty Trust	18,200
2,240		Mid-State Bancshares	35,840
394		Midland Co.	14,479
600		Midwest Banc Holdings, Inc.	12,384
1,774		Mills Corp.	38,744
1,500		Mission West Properties, Inc.	18,135
598		Mississippi Valley Bancshares, Inc.	22,676
500		NBC Capital Corp.	15,690
2,523	[3]	NBT Bancorp, Inc.	33,480
981		National Golf Properties, Inc.	14,784
2,121	[2]	National Health Investors, Inc.	29,673
1,771		National Penn Bancshares, Inc.	40,892
191	[2]	National Western Life Insurance Co., Class A	19,482
4,901		Nationwide Health Properties, Inc.	96,550
3,817	[2,3]	Net.B@nk, Inc.	31,414
1,700	[2,3]	New Century Financial Corp.	19,295
9,846	[3]	New York Community Bancorp, Inc.	246,839
4,668	[2,3]	NextCard, Inc.	4,061
1,300		Northwest Bancorp, Inc.	12,805
300		Nymagic, Inc.	5,544
739		OceanFirst Financial Corp.	18,054
3,805	[2]	Ocwen Financial Corp.	32,723
7,119	[2]	Ohio Casualty Corp.	108,565
600		Old Second Bancorp, Inc.	20,700
839		Omega Financial Corp.	25,799
1,084		Oriental Financial Group	21,073
1,151		PFF Bancorp, Inc.	28,775
1,166	[2]	PICO Holdings, Inc.	13,036
1,719		PMA Capital Corp.	28,639
1,129		PS Business Parks, Inc.	31,691
2,738		Pacific Capital Bancorp	72,146
2,554		Pacific Gulf Properties, Inc.	4,533
1,414		Pacific Northwest Bancorp	28,569
3,391		Pan Pacific Retail Properties, Inc.	94,100
1,204		Park National Corp.	110,467
840		Parkway Properties, Inc.	25,872
600	[3]	PennFed Financial Services, Inc.	11,778
1,269		Pennsylvania REIT	28,108
600	[3]	Peoples Holding Co.	20,694
1,368	[2]	Philadelphia Consolidated Holding Corp.	53,612
6,100	[2]	Pinnacle Holdings, Inc.	3,660
1,300		Port Financial Corp.	33,150
4,300		Post Properties, Inc.	146,028
4,236		Prentiss Properties Trust	107,594
2,153		Presidential Life Corp.	37,484
2,305		Prime Group Realty Trust	22,013
2,380	[2,3]	ProAssurance Corp.	33,368
1,588		Promistar Financial Corp.	35,524
600		Prosperity Bancshares, Inc.	16,452
300		Provident Bancorp, Inc.	6,825
3,615		Provident Bankshares Corp.	79,602
400	[2]	Quaker City Bancorp, Inc.	12,116
1,015		R&G Financial Corp., Class B	18,808
4,331		RFS Hotel Investors, Inc.	40,062
655		RLI Corp.	26,364
4,741		Raymond James Financial, Inc.	138,579
3,043		Realty Income Corp.	87,030
3,788	[3]	Reckson Associates Realty Corp.	87,124
600		Redwood Trust, Inc.	14,820
2,338		Regency Centers Corp.	57,865
700		Republic Bancorp, Inc.	8,561
5,985		Republic Bancorp, Inc.	88,279
500	[2]	Republic Bancshares, Inc.	7,125
1,700	[2]	ResortQuest International, Inc.	7,905
1,320		Riggs National Corp.	18,678
400		Royal Bancshares Of Pennsylvania	7,056
2,471		S & T Bancorp, Inc.	57,525
600		S.Y. Bancorp, Inc.	19,800
894		SCPIE Holdings, Inc.	13,848
2,663	[3]	SL Green Realty Corp.	79,411
1,413		Sandy Spring Bancorp, Inc.	57,099
789		Santander BanCorp	15,307
1,129		Saul Centers, Inc.	21,677
400		Seacoast Banking Corp., Class A	16,744
3,824		Seacoast Financial Services Corp.	57,360
900		Second Bancorp, Inc.	19,521
2,596		Selective Insurance Group, Inc.	55,762
2,643		Senior Housing Properties Trust	33,566
3,978		Shurgard Storage Centers, Inc., Class A	119,579
5,524	[3]	Silicon Valley Bancshares	129,483
700		Simmons 1st National Corp., Class A	22,246
2,298		Smith (Charles E.) Residential Realty, Inc.	109,040
5,443	[2]	Soundview Technology Group, Inc.	10,940
5,698	[3]	South Financial Group, Inc.	90,883
3,395	[2,3]	Southwest Bancorp. of Texas, Inc.	97,403
1,342	[3]	Southwest Securities Group, Inc.	23,487
1,255	[3]	Sovran Self Storage, Inc.	35,617
700		St. Francis Capital Corp.	14,175
3,820		StanCorp Financial Group, Inc.	169,608
1,247		State Auto Financial Corp.	17,595
3,603		Staten Island Bancorp, Inc.	104,271
800		Sterling Bancorp	21,440
4,675		Sterling Bancshares, Inc.	55,679
1,200		Sterling Financial Corp.	26,448
1,577	[2]	Stewart Information Services Corp.	30,121
2,235		Storage USA, Inc.	89,735
600		Suffolk Bancorp	26,316
2,565		Summit Properties, Inc.	58,097
1,966		Sun Communities, Inc.	73,725
4,139	[3]	Susquehanna Bankshares, Inc.	87,540
495		Tanger Factory Outlet Centers, Inc.	10,098
2,946		Taubman Centers, Inc.	39,653
2,031		Texas Regional Bancshares, Inc., Class A	68,038
1,945		The Trust Company of New Jersey	47,750
4,100		Thornburg Mortgage Asset Co.	72,898
700		Tompkins County Trust Co., Inc.	26,250
1,416	[3]	Town & Country Trust	28,589
2,325	[2,3]	Trammell Crow Co.	22,808
502	[2,3]	Trendwest Resorts, Inc.	14,051
1,167	[2]	Triad Guaranty, Inc.	38,453
400		Troy Financial Corp.	8,720
7,431		Trustco Bank Corp.	88,579
2,565	[3]	Tucker Anthony Sutro Corp.	61,457
2,680	[3]	UCBH Holdings, Inc.	77,720
3,958	[2]	UICI	59,964
2,229		UMB Financial Corp.	93,663
1,000		UNB Corp.	17,000
1,800		US Restaurant Properties	25,740
1,092		USB Holdings Co., Inc.	14,851
1,500	[3]	Umpqua Holdings Corp.	18,510
5,389	[3]	United Bankshares, Inc.	146,581
3,172		United Community Financial Corp.	21,887
12,820	[3]	United Dominion Realty Trust, Inc.	183,198
700		United Fire & Casualty Co.	19,047
1,516		United National Bancorp	37,036
4,400	[2]	Universal American Financial Corp.	27,808
2,000		Universal Health Realty Trust, Inc.	49,960
6,225		Ventas, Inc.	77,501
3,300		Vesta Insurance Group, Inc.	42,042
2,831		W Holding Co., Inc.	40,370
1,061	[2]	WFS Financial, Inc.	21,644
800		WSFS Financial Corp.	14,360
3,151		Walter Industries, Inc.	33,054
4,002		Washington REIT	96,648
1,200		Washington Trust Bancorp	21,840
3,600		Waypoint Financial Corp.	50,184
3,546		Weingarten Realty Investors	177,442
1,835		Wesbanco, Inc.	35,012
1,600	[3]	West Coast Bancorp	20,656
4,353		WestAmerica Bancorporation	159,059
1,047		Westcorp, Inc.	19,055
3,451		Whitney Holding Corp.	135,486
1,400		Winston Hotels, Inc.	9,856
1,200		Wintrust Financial Corp.	34,176
1,200	[2]	World Acceptance Corp.	9,672
879		Zenith National Insurance Corp.	22,511
2,659	[2]	eSpeed, Inc., Class A	14,226
381		usa education, inc	27,424

		Total	17,631,375

		Healthcare--12.4%
700	[2,3]	1-800 CONTACTS, Inc.	9,891
600	[2]	3 Dimentional Pharmaceuticals, Inc.	5,154
3,912	[2]	ATS Medical, Inc.	14,905
5,900	[2]	AVANIR Pharmaceuticals, Class A	19,470
1,500	[2]	AVI BioPharma, Inc.	11,549
1,994	[2,3]	Abiomed, Inc.	43,350
2,368	[2]	Acacia Research Corp.	30,168
2,778	[2]	Accredo Health, Inc.	94,785
3,661	[2]	Aclara Biosciences, Inc.	19,037
4,000	[2]	Adolor Corp.	61,400
700	[2]	Advanced Neuromodulation Systems, Inc.	17,710
6,397	[2]	Advanced Tissue Sciences, Inc., Class A	28,723
1,800	[2]	Aksys Ltd.	9,198
2,194	[2]	Albany Molecular Research, Inc.	60,774
1,603	[2]	Alexion Pharmaceuticals, Inc.	27,588
2,200	[2,3]	Align Technology, Inc.	9,592
3,045		Alpharma, Inc., Class A	84,347
2,955	[2]	AmeriPath, Inc.	83,065
1,000	[2]	American Healthcorp, Inc.	40,580
3,300	[2,3]	American Medical Systems Holdings, Inc.	62,700
2,600	[2]	Amsurg Corp.	63,518
7,120	[2,3]	Amylin Pharmaceuticals, Inc.	57,743
1,434	[2,3]	Antigenics, Inc.	20,951
1,393	[2,3]	Aphton Corp.	19,502
1,700	[2]	Applied Molecular Evolution	16,269
4,456	[2]	Apria Healthcare Group, Inc.	102,488
2,700	[2]	ArQule, Inc.	24,840
1,800	[2,3]	Arena Pharmaceuticals, Inc.	20,340
2,602	[2]	Ariad Pharmaceutiacals, Inc.	10,226
2,400	[2]	Array BioPharma, Inc.	24,720
1,687		Arrow International, Inc.	64,190
2,062	[2,3]	Arthrocare Corp.	40,725
1,310	[2]	Aspect Medical Systems, Inc.	11,842
2,300	[2]	Atrix Labs, Inc.	57,730
7,863	[2,3]	Avant Immunotherapeutics, Inc.	26,734
1,975	[2]	Avigen, Inc.	18,506
1	[2]	Barr Laboratories, Inc.	47
10,246	[2,3]	Beverly Enterprises, Inc.	76,743
870	[2]	Bio Rad Laboratories, Inc., Class A	53,940
6,057	[2]	Bio-Technology General Corp.	43,308
2,194	[2]	BioMarin Pharmaceutical, Inc.	25,012
300	[2]	BioSphere Medical, Inc.	2,655
2,081	[2,3]	Biopure Corp.	41,641
1,203	[2]	Biosite Diagnostics, Inc.	18,779
953	[2]	Bone Care International, Inc.	17,678
800	[2]	Boron, LePore & Associates, Inc.	10,280
5,600	[2]	Bruker Daltonics, Inc.	128,800
2,402	[2,3]	CONMED Corp.	40,522
2,157	[2]	CV Therapeutics, Inc.	85,072
2,820	[2,3]	Caliper Technologies Corp.	34,037
2,971	[2,3]	CardioDynamics International Corp.	14,558
4,390	[2,3]	Cell Genesys, Inc.	78,581
2,818	[2,3]	Cell Pathways, Inc.	11,385
3,706	[2]	Cell Therapeutics, Inc.	111,291
1,452	[2,3]	Cerus Corp.	66,690
4,600	[2]	Charles River Laboratories International, Inc.	154,560
1,600	[2]	Cima Labs, Inc.	86,480
1,700	[2]	Ciphergen Biosystems, Inc.	7,565
504	[2,3]	Closure Medical Corp.	8,548
1,000		Cobalt Corp.	5,450
2,588	[2]	Columbia Laboratories, Inc.	11,905
6,600	[2,3]	Computerized Thermal Imaging, Inc.	8,976
1,400	[2,3]	Conceptus, Inc.	20,370
4,193	[2]	Connetics Corp.	33,460
1,443		Cooper Companies, Inc.	69,264
4,431	[2,3]	Corixa Corp.	57,470
4,000	[2]	Corvas International	22,280
714	[2]	Corvel Corp.	21,420
6,443	[2,3]	Covance, Inc.	118,229
7,975	[2]	Coventry Health Care, Inc.	170,984
1,613	[2]	Cryolife, Inc.	52,906
2,938	[2,3]	Cubist Pharmaceuticals, Inc.	118,401
3,300	[2]	Curis, Inc.	14,058
1,998	[2]	Cyberonics, Inc.	31,409
4,381	[2]	Cygnus, Inc.	21,905
8,027	[2]	Cytogen Corp.	16,696
1,390	[2]	DUSA Pharmaceuticals, Inc.	13,622
1,159		Datascope Corp.	38,815
3,100	[2]	Decode Genetics, Inc., ADR	24,800
1,100	[2]	Deltagen, Inc.	10,120
1,600	[2]	Dendreon Corp.	14,000
2,636	[3]	Diagnostic Products Corp.	116,248
700	[2,3]	Dianon Systems, Inc.	32,270
1,396	[2]	Digene Corp.	49,488
3,425	[2]	Diversa Corp.	39,799
1,900	[2]	Durect Corp.	14,060
2,000	[2]	Dyax Corp.	15,960
900	[2,3]	Dynacq International, Inc.	15,867
6,547	[2]	Edwards Lifesciences Corp.	166,294
1,858	[2]	Emisphere Technologies, Inc.	44,685
1,800	[2,3]	Endo Pharmaceuticals Holdings, Inc.	17,730
1,651	[2]	Endocare, Inc.	36,652
2,153	[2,3]	Entremed, Inc.	25,082
2,235	[2,3]	Enzo Biochem, Inc.	45,862
2,100	[2]	Esperion Therapeutics, Inc.	13,755
400	[2]	Exact Sciences Corp.	3,240
3,555	[2]	Exelixis, Inc.	47,637
1,100	[2]	First Horizon Pharmaceutical Corp.	28,985
1,200	[2]	GenStar Therapeutics Corp.	2,880
1,900	[2,3]	Genaissance Pharmaceuticals, Inc.	11,362
2,723	[2]	Gene Logic, Inc.	36,488
4,200	[2]	Genelabs Technologies, Inc.	8,400
1,000	[2]	Genencor International, Inc.	12,510
3,261	[2]	Genome Therapeutics Corp.	22,892
2,747	[2,3]	Genta, Inc.	37,826
2,600	[2]	Gentiva Health Services, Inc.	44,200
3,700	[2]	Genzyme Corp.	20,350
1,500	[2]	Genzyme Molecular Oncology	14,295
2,071	[2]	Genzyme Transgenics Corp.	7,269
2,640	[2,3]	Geron Corp.	30,677
3,230	[2]	Guilford Pharmaceuticals, Inc.	35,078
2,664	[2]	Haemonetics Corp.	101,498
1,200	[2,3]	Harvard Bioscience, Inc.	12,924
2,100	[2,3]	HealthExtras, Inc.	12,243
1,900	[2,3]	Hemispherx Biopharma, Inc.	7,657
5,758		Hooper Holmes, Inc.	39,442
1,833	[2,3]	Hyseq, Inc.	16,754
1,736	[2]	I-Stat Corp.	10,850
900	[2]	ICU Medical, Inc.	39,591
4,176	[2,3]	IDEXX Laboratories, Inc.	105,235
2,125	[2]	INAMED Corp.	40,481
1,610	[2,3]	Igen International, Inc.	47,350
3,275	[2,3]	Ilex Oncology, Inc.	85,510
1,900	[2]	Illumina, Inc.	19,019
9,643	[2]	Imatron, Inc.	17,454
3,246	[2]	Immune Response Corp.	4,479
4,745	[2,3]	Immunogen, Inc.	68,755
4,663	[2]	Immunomedics, Inc.	85,333
1,664	[2,3]	Impath, Inc.	61,352
1,800	[2]	Impax Laboratories, Inc.	16,326
3,500	[2]	InKine Pharmaceutical Co., Inc.	7,070
7,300	[2]	Incyte Genomics, Inc.	108,770
3,400	[2,3]	Insmed, Inc.	14,042
1,600	[2]	Inspire Pharmaceuticals, Inc.	18,720
1,300	[2,3]	Integra Lifesciences Corp.	38,220
3,148	[2,3]	InterMune, Inc.	137,473
4,900	[2]	Interneuron Pharmaceuticals	36,750
3,100	[2]	Intuitive Surgical, Inc.	28,520
2,663		Invacare Corp.	89,211
2,800	[2,3]	Inverness Medical Technology, Inc.	107,100
4,178	[2,3]	Isis Pharmaceuticals, Inc.	86,735
2,446	[2]	KV Pharmaceutical Co., Class B	69,222
1,500	[2,3]	Kendle International, Inc.	29,715
1,300	[2]	Keryx Biopharmaceuticals, Inc.	7,072
778	[2]	Kos Pharmaceuticals, Inc.	21,823
1,400	[2]	Kosan Biosciences, Inc.	10,038
3,300	[2]	La Jolla Pharmaceutical Co.	18,414
1,300	[2]	Large Scale Biology Corp.	4,251
4,350	[2,3]	Lexicon Genetics, Inc.	42,804
4,081	[2,3]	LifePoint Hospitals, Inc.	127,246
5,153	[2]	Ligand Pharmaceuticals, Inc., Class B	69,411
2,139	[2,3]	Luminex Corp.	36,363
2,862	[2,3]	MGI PHARMA, Inc.	36,090
2,200	[2,3]	Macrochem Corp.	4,730
2,400	[2]	Magellan Health Services, Inc.	23,400
2,066	[2]	Martek Biosciences Corp.	42,229
2,693	[2]	Matrix Pharmaceuticals, Inc.	1,939
2,409	[2,3]	Maxim Pharmaceuticals, Inc.	11,925
1,279	[2,3]	Maximus, Inc.	52,592
3,007	[2]	Maxygen, Inc.	43,421
1,100	[2]	Med-Design Corp.	22,055
2,200	[2,3]	Medicines Co.	15,466
2,788	[3]	Mentor Corp.	77,841
4,919	[2]	Mid Atlantic Medical Services, Inc.	91,247
1,192		Mine Safety Appliances Co.	50,898
2,224	[2,3]	Miravant Medical Technologies	18,237
1,571	[2]	Molecular Devices Corp.	25,434
3,903	[2]	NABI, Inc.	30,443
2,939	[2,3]	NPS Pharmaceuticals, Inc.	106,186
2,400	[2]	NaPro BioTherapeutics, Inc.	21,600
2,066	[2,3]	Nanogen, Inc.	18,801
800	[2]	National Healthcare Corp.	12,800
1,500	[2]	NeoPharm, Inc.	23,670
1,531	[2,3]	Neose Technologies, Inc.	44,950
2,818	[2,3]	Neurocrine Biosciences, Inc.	118,553
1,283	[2]	Neurogen Corp.	24,672
700	[2]	North American Scientific, Inc.	6,335
1,100	[2,3]	Northfield Laboratories, Inc.	15,125
2,100	[2]	Novavax, Inc.	25,704
2,301	[2]	Noven Pharmaceuticals, Inc.	49,333
2,249	[2,3]	Novoste Corp.	25,976
2,317	[2]	Ocular Sciences, Inc.	53,453
3,100	[2,3]	Onyx Pharmaceuticals, Inc.	13,175
1,100	[2]	Option Care, Inc.	18,865
3,600	[2]	OraSure Technologies, Inc.	37,548
5,472	[2,3]	Orchid Biosciences, Inc.	21,888
3,124	[2]	Organogenesis, Inc.	12,121
3,526	[3]	Owens & Minor, Inc.	62,093
776	[2,3]	PDI, Inc.	21,720
9,061	[2]	PSS World Medical, Inc.	81,821
3,700	[2,3]	PacifiCare Health Systems, Inc.	61,272
1,600	[2]	Pain Therapeutics, Inc.	10,336
1,845	[2]	Paradigm Genetics, Inc.	10,590
3,405	[2,3]	Parexel International Corp.	50,837
2,100	[2,3]	Pediatrix Medical Group	60,984
1,400	[2]	Penwest Pharmaceuticals Co.	23,240
10,013	[2,3]	Peregrine Pharmaceuticals, Inc.	14,118
7,874	[2]	Perrigo Co.	116,456
1,900	[3]	Pharmaceutical Resources, Inc.	65,170
2,832	[2]	Pharmacopedia, Inc.	44,746
2,120	[2,3]	Pharmacyclics, Inc.	46,068
5,600	[2,3]	Pharmos Corp.	11,424
1,277	[2,3]	PolyMedica Industries, Inc.	21,071
1,700	[2,3]	Possis Corp.	21,981
2,000	[2]	Pozen, Inc.	11,200
7,061	[2]	Praecis Pharmaceuticals, Inc.	30,574
800	[2]	Progenics Pharmaceuticals, Inc.	12,832
3,327	[2,3]	Province Heathcare Co.	91,659
1,300	[2,3]	Regeneration Technologies, Inc.	14,131
3,312	[2]	Regeneron Pharmaceuticals, Inc.	73,195
1,599	[2,3]	RehabCare Group, Inc.	40,615
5,899	[2]	Renal Care Group, Inc.	185,229
3,742	[2]	Respironics, Inc.	126,031
1,150	[2]	Ribozyme Pharmaceuticals, Inc.	6,429
2,700	[2]	Rigel Pharmaceuticals, Inc.	15,930
636	[2]	RightCHOICE Managed Care, Inc.	42,548
500	[2]	SRI/Surgical Express, Inc.	12,290
2,403	[2,3]	SangStat Medical Corp.	54,404
1,000	[2]	Sangamo BioSciences, Inc.	8,020
3,291	[2,3]	SciClone Pharmaceuticals, Inc.	10,038
5,000	[2,3]	Scios, Inc.	115,500
700	[2]	Seattle Genetics, Inc.	3,360
1,500	[2]	Select Medical Corp.	26,235
1,900	[2,3]	Sequenom, Inc.	14,212
2,500	[2]	Serologicals Corp.	44,125
2,400	[2]	Sierra Health Services, Inc.	17,760
2,300	[2]	Sola International, Inc.	36,754
1,087	[2,3]	SonoSight, Inc.	22,544
500	[2]	Specialty Labratories, Inc.	14,405
7,126	[2]	Steris Corp.	159,622
12,360	[2]	Stewart Enterprises, Inc., Class A	74,902
1,788	[2,3]	Sunrise Assisted Living, Inc.	53,443
2,426	[2]	SuperGen, Inc.	24,818
1,332	[2]	SurModics, Inc.	47,672
4,000	[2]	Sybron Dental Specialties, Inc.	82,000
2,500	[2]	Syncor International Corp.	72,500
3,000	[2,3]	Tanox, Inc.	50,970
3,834	[2]	Targeted Genetics Corp.	10,352
5,000	[2,3]	Techne Corp.	150,700
1,700	[2]	Telik, Inc.	13,345
4,484	[2]	Texas Biotechnology Corp.	25,918
2,993	[2]	Theragenics Corp.	26,638
800	[2]	Third Wave Technologies, Inc.	7,080
4,430	[2,3]	Thoratec Laboratories Corp.	86,385
2,587	[2]	Titan Pharmaceuticals, Inc.	18,497
1,900	[2,3]	Transgenomic, Inc.	19,969
2,403	[2,3]	Transkaryotic Therapies, Inc.	91,458
2,500	[2]	TriPath Imaging, Inc.	15,025
2,915	[2]	Triangle Pharmaceuticals, Inc.	10,931
1,890	[2]	Trimeris, Inc.	75,035
2,545	[2,3]	Tularik, Inc.	58,535
950	[2,3]	U.S. Physical Therapy, Inc.	16,720
12,354	[2]	US Oncology, Inc.	64,859
1,473	[2,3]	United Therapeutics Corp.	13,920
1,500	[2]	UroCor, Inc.	26,745
1,700	[2,3]	Urologix, Inc.	25,619
500	[2]	V.I. Technologies, Inc.	3,690
3,600	[2]	VIDAMED, Inc.	18,036
5,243	[2]	VISX, Inc.	61,605
3,065	[2]	Valentis, Inc.	9,777
5,928	[2]	Vasomedical, Inc.	16,895
1,358	[2,3]	VaxGen, Inc.	16,690
1,274	[2,3]	Ventana Medical Systems	26,996
1,580	[2]	Ventiv Health, Inc.	6,273
1,400	[2]	Versicor, Inc.	21,140
2,087	[2]	Vical, Inc.	26,818
2,700	[2]	Vion Pharmaceuticals, Inc.	14,796
1,900	[2,3]	ViroPharma, Inc.	47,557
501		Vital Signs, Inc.	13,552
400	[2,3]	Vysis, Inc.	12,196
992	[3]	West Pharmaceutical Services, Inc.	24,205
894	[2]	Zoll Medical Corp.	30,173
1,000	[2]	aaiPharma, Inc.	19,990

		Total	10,874,782

		Industrials--13.6%
800	[2]	3D Systems Corp.	8,856
2,467		AAR Corp.	18,749
2,452		ABM Industries, Inc.	66,940
8,473		AGCO Corp.	97,948
1,320	[2]	AMERCO	24,077
4,245	[3]	AMETEK, Inc.	114,615
3,900	[2]	ANC Rental Corp.	2,730
3,600	[2]	Active Power, Inc.	18,756
2,326	[2,3]	Administaff, Inc.	52,312
1,869	[2,3]	Advanced Energy Industries, Inc.	37,548
6,394	[2]	Aeroflex, Inc.	93,800
7,294	[2]	AirTran Holdings, Inc.	27,571
4,966		Airborne, Inc.	49,610
3,151	[2,3]	Alaska Air Group, Inc.	76,884
1,556	[2]	Albany International Corp., Class A	30,342
5,359		Alexander and Baldwin, Inc.	119,345
2,313	[2]	Alliant Techsystems, Inc.	201,832
700	[2]	Ambassadors International	10,185
6,253	[2]	America West Holdings Corp., Class B	12,443
2,721	[2]	American Superconductor Corp.	29,006
800		American Woodmark Corp.	27,648
300	[2]	Amtran, Inc.	1,779
3,800		Apogee Enterprises, Inc.	53,048
3,100		Arbitron, Inc.	83,700
2,384	[2]	Arkansas Best Corp.	56,072
2,220	[2,3]	Armor Holdings, Inc.	53,902
3,995	[2,3]	Armstrong World Industries, Inc.	11,186
2,835		Arnold Industries, Inc.	61,293
4,738	[2]	Artesyn Technologies, Inc.	34,161
1,561	[2]	Astec Industries, Inc.	19,981
1,300	[2,3]	AstroPower, Inc.	50,063
4,238	[2,3]	Atlantic Coast Airlines	79,590
1,670	[2,3]	Atlas Air, Inc.	21,560
783	[2]	Aura Systems, Inc., Warrants 5/31/2005	0
1,900		Aviall, Inc.	9,158
3,800	[2]	BE Aerospace, Inc.	30,856
2,800		BMC Industries, Inc.	5,600
2,476		Baldor Electric Co.	47,094
3,300		Banta Corp.	95,865
1,678		Barnes Group, Inc.	33,828
3,208	[2]	Beacon Power Corp.	3,208
3,313	[3]	Belden, Inc.	66,293
3,355		Bowne & Co., Inc.	35,060
1,887		Brady (W.H.) Co.	59,648
2,623	[3]	Briggs & Stratton Corp.	98,520
1,073	[2]	Bright Horizons Family Solutions, Inc.	27,265
500		Butler Manufacturing Co.	11,650
2,729		C&D Technologies, Inc.	56,545
1,020	[2]	CCC Information Service Group, Inc.	5,967
1,151	[2]	CDI Corp.	20,258
900		CIRCOR International, Inc.	15,885
2,309		CLARCOR, Inc.	56,801
667		CPI Corp.	10,672
4,508	[2]	Career Education Corp.	117,524
3,880	[3]	Carlisle Cos., Inc.	115,934
1,909	[2]	Casella Waste Systems, Inc.	22,316
2,800	[2]	Catalytica Energy Systems, Inc.	17,640
1,765	[3]	Central Parking Corp.	26,828
7,859	[2]	Century Business Services, Inc.	13,989
863		Chemed Corp.	24,466
3,580	[2,3]	Choice Hotels International, Inc.	62,650
1,345	[2]	CoStar Group, Inc.	24,936
2,725	[2]	Coinstar, Inc.	50,331
385		CompX International, Inc.	3,627
1,700	[2]	Consolidated Freightways Corp.	7,140
1,000	[2]	Consolidated Graphics, Inc.	16,400
1,208	[2]	CoorsTek, Inc.	32,012
792	[2,3]	Corinthian Colleges, Inc.	28,932
3,820	[2]	Corporate Executive Board Co.	116,777
700	[2]	Covenant Transport, Inc., Class A	9,450
500		Cubic Corp.	17,740
1,548	[2]	Cuno, Inc.	40,155
566		Curtiss Wright Corp.	26,206
1,600	[2,3]	DRS Technologies, Inc.	64,560
2,300	[2]	Daisytek International Corp.	32,154
7,019	[2]	Dal-Tile International, Inc.	113,778
2,706	[2,3]	DiamondCluster International, Inc., Class A	27,872
2,001	[2]	Dionex Corp.	48,024
3,200	[2,3]	Dollar Thrifty Automotive Group	37,600
4,930	[3]	Donaldson Company, Inc.	155,542
4,500	[2,3]	Dycom Industries, Inc.	53,775
1,300	[3]	EDO Corp.	35,035
3,642	[2]	EGL, Inc.	44,032
1,183	[2]	ESCO Technologies, Inc.	32,840
3,200	[2]	EXE Technologies, Inc.	6,400
2,650	[2,3]	Edison Schools, Inc.	49,953
2,237	[2,3]	Education Management Corp.	77,177
2,567		Elcor Corp.	60,196
1,479	[2]	Electro Rent Corp.	19,212
3,439	[2,3]	Electro Scientific Industries, Inc.	81,057
1,078	[2,3]	Emcor Group, Inc.	42,171
1,300	[2,3]	Emex Corp.	6,487
6,393	[2]	Encompass Services Corp.	19,563
1,300	[2]	Encore Wire Corp.	15,015
1,875	[2]	Energy Conversion Devices, Inc.	34,594
900	[3]	Engineered Support Systems, Inc.	44,811
2,151	[2]	Esterline Technologies Corp.	29,082
1,874	[2,3]	F.Y.I., Inc.	67,370
900	[2,3]	FTI Consulting, Inc.	26,685
2,115		FactSet Research Systems	52,346
1,300		Fairchild Corp., Class A	2,860
1,750	[2]	First Consulting Group, Inc.	20,913
2,400		Florida East Coast Industries, Inc.	52,656
1,300	[2]	Flow International Corp.	12,727
4,763	[2]	Flowserve Corp.	111,359
1,701	[2,3]	Forward Air Corp.	44,787
2,961	[2,3]	Frontier Airlines, Inc.	32,393
3,440	[2,3]	Fuelcell Energy, Inc.	53,767
2,755		G & K Services, Inc., Class A	76,066
1,445	[2]	Gardner Denver, Inc.	29,839
3,390		GenCorp, Inc.	40,341
3,367		General Cable Corp.	38,047
1,200	[2,3]	GenesisIntermedia, Inc.	7,176
1,254	[2]	Genlyte Group, Inc.	33,607
3,856		Global Payments, Inc.	115,487
800		Gorman Rupp Co.	18,400
3,948		Graco, Inc.	128,310
4,066		Granite Construction, Inc.	101,243
2,729	[2]	Griffon Corp.	31,520
2,600	[2,3]	H Power Corp.	7,566
2,991		Harland (John H.) Co.	57,936
4,903	[3]	Harsco Corp.	156,651
2,400	[2]	Headwaters, Inc.	29,424
2,166	[2]	Heartland Express, Inc.	50,907
1,158		Heico Corp.	17,428
96		Heico Corp., Class A	1,142
2,622	[2]	Heidrick & Struggles International, Inc.	39,750
2,369		Hexcel Corp.	8,126
2,249	[2]	Hunt (J.B.) Transportation Services, Inc.	30,901
300	[2]	ICT Group, Inc.	4,200
3,225	[3]	IDEX Corp.	93,848
1,074	[2]	II-VI, Inc.	16,389
2,550		ITT Educational Services, Inc.	97,028
2,824	[2]	InfoUSA, Inc.	13,555
2,800	[2,3]	Information Resources, Inc.	20,300
800	[2]	Innovative Solutions and Support, Inc.	6,608
3,092	[2,3]	Insituform Technologies, Inc., Class A	59,243
1,206	[2]	Insurance Automotive Auctions, Inc.	17,511
3,003	[2]	Integrated Electrical Services	11,111
1,408		Interpool, Inc.	17,037
1,843	[2]	Ionics, Inc.	43,311
4,263	[3]	JLG Industries, Inc.	42,204
2,616	[2]	KForcecom, Inc.	11,903
1,228	[2]	Kadant, Inc.	15,964
2,341		Kaman Corp., Class A	31,674
6,900		Kansas City Southern Industries, Inc.	86,250
2,868		Kaydon Corp.	54,205
1,620		Kelly Services, Inc., Class A	34,474
3,895		Kennametal, Inc.	137,026
1,935		Kirby Corp.	49,730
1,633	[2,3]	Knight Transportation, Inc.	39,829
3,808	[2]	Korn/Ferry International	27,418
2,300	[2]	Kroll, Inc.	36,800
3,970	[2]	Labor Ready, Inc.	14,133
900	[2]	Ladish Co., Inc.	7,821
800		Landauer, Inc.	24,400
1,156	[2]	Landstar System, Inc.	82,851
525		Lawson Products, Inc.	12,941
1,626	[2]	Learning Tree International, Inc.	34,211
4,360		Lennox International, Inc.	39,109
3,320		Lincoln Electric Holdings	70,251
972		Lindsay Manufacturing Co.	17,924
2,464	[2,3]	Littlelfuse, Inc.	55,539
1,500	[2]	Lydall, Inc.	12,900
1,562	[2,3]	MCSI, Inc.	34,364
1,250	[2]	MOOG, Inc., Class A	27,175
4,100	[2]	MSC Industrial Direct Co.	67,240
2,026	[2]	Magnetek, Inc.	17,525
2,928	[2]	Mail-Well, Inc.	11,566
2,552		Manitowoc, Inc.	70,180
1,600	[2]	Manufacturers' Services Ltd.	6,720
2,400	[2]	Mastec, Inc.	11,040
656		McGrath Rentcorp.	16,564
900	[2,3]	Medis Technologies Ltd.	7,272
1,085	[2]	Medquist, Inc.	26,366
1,728	[2,3]	MemberWorks, Inc.	15,552
1,947	[2]	Mercury Computer Systems, Inc.	91,821
4,122	[2]	Mesa Air Group, Inc.	22,053
1,071	[2]	Mesaba Holdings, Inc.	7,229
1,514	[2,3]	Microvision, Inc.	21,060
1,235	[2]	Midwest Express Holdings, Inc.	13,709
2,506		Milacron, Inc.	29,721
1,600	[2]	Millennium Cell, Inc.	6,576
1,776	[2]	Mobile Mini, Inc.	55,376
9,458	[2]	Modis Professional Services, Inc.	49,560
3,781	[2]	Mueller Industries, Inc.	109,460
614		NACCO Industries, Inc., Class A	32,112
227		NCH Corp.	10,544
1,627	[2]	NCI Building System, Inc.	21,558
1,827	[2,3]	NCO Group, Inc.	29,871
1,200	[2]	Nanophase Technologies Corp.	5,844
3,521		National Data Corp.	123,939
748	[2]	National Processing, Inc.	19,560
4,377		National Service Industries, Inc.	77,648
4,139	[2]	Navigant Consulting, Inc.	14,942
2,100	[2]	Navigant International, Inc.	19,719
1,091		New England Business Service, Inc.	19,060
3,186		Nordson Corp.	71,462
809	[2]	Nortek, Inc.	16,301
2,964	[2]	On Assignment, Inc.	48,046
3,462	[2,3]	Orbital Sciences Corp.	6,128
2,179		OshKosh Truck Corp., Class B	83,456
1,100	[2]	Osmonics, Inc.	13,717
2,806		Overseas Shipholding Group, Inc.	69,841
3,652	[2]	Paxar Corp.	40,355
1,400	[2]	Peco II, Inc.	6,370
3,323	[2,3]	Pegasus Systems, Inc.	34,061
2,900	[2,3]	Pemstar, Inc.	36,250
1,270		Penn Engineering & Manufacturing Corp.	21,958
3,043	[2,3]	Per-Se Technologies, Inc.	26,292
1,200	[2]	Perini Corp.	8,760
500		Pitt-DesMoines, Inc.	15,365
5,529	[3]	Pittston Brink's Group	106,433
1,521	[2,3]	Prepaid Legal Services, Inc.	23,195
1,990	[2]	ProBusiness Services, Inc.	34,785
5,037	[2]	Profit Recovery Group International, Inc.	34,755
4,700	[2]	Proton Energy Systems, Inc.	31,725
600		Quixote Corp.	13,290
3,200	[2,3]	RailAmerica, Inc.	37,280
2,119	[2,3]	Rayovac Corp.	31,361
1,898		Regal Beloit Corp.	33,784
2,486		Reliance Steel & Aluminum Co.	57,551
700	[2]	Resources Connection, Inc.	15,603
900	[2,3]	Right Management Consultants	31,293
1,784		Roadway Express, Inc.	48,614
747	[3]	Robbins & Myers, Inc.	20,468
1,518	[3]	Rollins, Inc.	24,668
5,562		Ryder Systems, Inc.	104,009
2,546		SLI, Inc.	6,365
1,007	[2]	SPS Technologies, Inc.	30,109
900		Schawk, Inc.	9,045
374		Sequa Corp., Class A	16,643
777	[2,3]	Simpson Manufacturing Co., Inc.	39,938
1,004	[3]	Smith (A.O.) Corp.	15,863
2,041	[2]	Sothebys Holdings, Inc., Class A	27,268
5,365	[2]	Spherion Corp.	38,628
1,330		Standard Register	21,533
1,077		Standex International Corp.	23,446
1,503	[2,3]	Stericycle, Inc.	72,144
3,565		Stewart & Stevenson Services	52,691
892	[3]	Strayer Education, Inc.	42,825
1,500	[2,3]	Surebeam Corp.	20,175
6,210	[2,3]	Swift Transportation Co.	105,510
3,860	[2]	Sylvan Learning Systems, Inc.	86,464
500	[2,3]	TRC Cos., Inc.	21,040
2,126		Tecumseh Products Co., Class A	97,265
3,700	[2]	TeleTech Holdings, Inc.	29,896
961	[3]	Tennant Co.	33,539
3,362	[3]	Terex Corp.	54,498
4,870	[2,3]	Tetra Tech, Inc.	126,036
7,200	[2]	Thomas & Betts Corp.	130,752
1,576		Thomas Industries, Inc.	36,610
6,630		Timken Co.	89,306
1,621		Tredegar Industries, Inc.	28,773
629	[2,3]	Trex Co. Inc.	8,800
4,736		Trinity Industries, Inc.	117,832
2,110	[2]	Triumph Group, Inc.	54,206
7,378		U.S. Industries, Inc.	15,125
3,700	[2,3]	U.S.G. Corp.	19,943
4,583	[2]	UNOVA, Inc.	14,574
1,828	[3]	URS Corp.	40,947
2,733		USFreightways Corp.	85,024
800		Unifirst Corp.	14,040
2,000		United Industrial Corp.	38,540
4,093		United Stationers, Inc.	114,809
1,238		Universal Forest Products, Inc.	21,034
2,964	[2]	Valence Technology, Inc.	10,819
1,364		Valmont Industries, Inc.	21,442
2,966	[2]	Vicor Corp.	45,706
774	[2]	Volt Information Science, Inc.	8,940
2,372		Wabash National Corp.	17,434
1,267	[3]	Wackenhut Corp., Class A	32,752
800	[2]	Wackenhut Corrections Corp.	12,000
3,969		Wallace Computer Services, Inc.	61,520
3,491	[2,3]	Waste Connections, Inc.	102,007
1,748		Watsco, Inc.	22,707
900	[2]	Watson Wyatt & Co. Holdings	15,876
1,580		Watts Industries, Inc., Class A	21,883
3,656		Werner Enterprises, Inc.	79,152
1,000	[2]	Wilson Greatbatch Technology, Inc.	28,750
893	[2]	Wolverine Tube, Inc.	11,207
1,198		Woodward Governor Co.	56,498
2,503	[2]	Yellow Corp.	55,066
4,122		York International Corp.	126,298
4,900	[2]	eFunds Corp.	75,950

		Total	11,928,461

		Information Technology--17.3%
3,424	[2]	3DO Co.	6,060
1,817	[2,3]	ACT Manufacturing, Inc.	8,831
3,470	[2]	ATMI, Inc.	66,138
2,663	[2,3]	AXT, Inc.	29,080
6,300	[2,3]	Acclaim Entertainment, Inc.	29,610
3,051	[2]	Actel Corp.	56,596
2,300	[2,3]	Activision, Inc.	83,145
5,962	[2]	Actuate Software Corp.	24,742
10,900	[2]	Adaptec, Inc.	131,345
910	[2]	Ade Corp.	8,645
2,700	[2]	Adtran, Inc.	62,640
6,694	[2]	Advanced Digital Information Corp.	100,008
3,200	[2]	Agile Software Corp.	30,464
9,700	[2]	Akamai Technologies, Inc.	30,652
2,558	[2]	Allen Telecom, Inc.	19,185
1,500	[2]	Alliance Fiber Optic Products, Inc.	1,560
3,788	[2]	Alliance Semiconductor Corp.	31,251
1,500	[2,3]	Alloy Online, Inc.	20,025
3,221	[2]	Allscripts Healthcare Solutions, Inc.	10,404
4,900		Alpha Industries, Inc.	114,072
2,300	[2,3]	America Online Latin America, Inc., Class A	8,165
5,400	[2]	American Management System, Inc.	71,172
3,133	[2]	Anadigics, Inc.	46,556
695		Analogic Corp.	25,715
2,180	[2]	Anaren Microwave, Inc.	33,332
9,800	[2]	Andrew Corp.	178,066
2,730	[2,3]	Anixter International, Inc.	67,704
1,100	[2]	Ansoft Corp.	19,580
5,560	[2]	AnswerThink Consulting Group, Inc.	20,961
2,100	[2]	Ansys, Inc.	44,079
900	[2]	Applied Innovation, Inc.	7,146
1,772	[2,3]	AremisSoft Corp.	1,240
6,900	[2,3]	Arris Group, Inc.	40,641
5,600	[2]	Art Technology Group, Inc.	9,128
1,300	[2]	Artisan Components, Inc.	11,050
31,200	[2]	Ascential Software Corp.	117,936
3,500	[2]	Asiainfo Holdings, Inc.	46,725
5,300	[2]	Aspect Communications Corp.	11,872
4,079	[2,3]	Aspen Technology, Inc.	54,047
4,748	[2,3]	Asyst Technologies, Inc.	43,207
1,798	[2]	Audiovox Corp., Class A	13,755
600	[2]	August Technology Corp.	5,574
4,700	[2]	Auspex Systems, Inc.	8,460
4,500	[2,3]	Avanex Corp.	22,320
5,012	[2,3]	Avant! Corp.	50,671
7,500	[2]	Avici Systems, Inc.	20,175
2,397	[2]	Avid Technology, Inc.	21,525
4,794	[2]	Avocent Corp.	89,456
2,286	[2]	Aware, Inc.	10,561
1,499	[2]	BARRA, Inc.	69,329
1,500		BEI Technologies, Inc.	24,150
1,478	[2,3]	BSQUAR Corp.	4,567
900		Bel Fuse, Inc.	18,315
1,400	[2]	Bell Microproducts, Inc.	12,530
2,052	[2,3]	Benchmark Electronics, Inc.	34,987
2,122	[2,3]	Black Box Corp.	95,554
3,100	[2]	Blue Martini Software, Inc.	3,379
5,320	[2,3]	Borland Software Corp.	59,531
923	[2]	Braun Consulting, Inc.	3,590
1,897	[2]	Brio Technology, Inc.	2,599
1,884	[2,3]	Brooks Automation, Inc.	60,816
4,524	[2]	C-COR Electronics, Inc.	30,989
1,154	[2]	CACI International, Inc., Class A	71,790
2,950	[3]	CTS Corp.	47,643
5,619	[2]	Cable Design Technologies, Class A	71,811
4,500	[2,3]	CacheFlow, Inc.	9,045
1,398	[2,3]	Caminus Corp.	24,591
1,728	[2]	Carreker-Antinori, Inc.	6,860
1,115	[2]	Carrier Access Corp.	2,899
800	[2]	Catapult Communications Corp.	18,120
1,191	[2]	Celeritek, Inc.	15,007
2,567	[2]	Centillium Communications, Inc.	14,478
3,300	[2]	Centra Software, Inc.	17,391
3,032	[2,3]	Checkpoint Systems, Inc.	31,715
4,600	[2]	ChipPAC, Inc.	22,954
2,907	[2]	Chordiant Software, Inc.	9,070
4,880	[2]	Ciber, Inc.	32,696
3,833	[2]	Clarent Corp.	7,589
1,800	[2]	Click Commerce, Inc.	5,922
4,000	[2]	Cognex Corp.	75,920
1,075	[2,3]	Cognizant Technology Solutions Corp.	30,337
3,444	[2]	Coherent, Inc.	91,266
2,821		Cohu, Inc.	49,226
11,100	[2]	Comdisco, Inc.	5,661
5,500	[2]	CommScope, Inc.	107,525
31,500	[2]	Commerce One, Inc.	78,750
3,883	[2]	Computer Network Technology	56,692
6,642	[2]	Concurrent Computer Corp.	77,977
1,400	[2,3]	Constellation 3D, Inc.	910
2,145	[2]	Convera Corp.	4,719
5,500	[2]	Copper Mountain Networks, Inc.	6,325
2,054	[2]	Corillian Corp.	5,032
9,000	[2]	Cosine Communications, Inc.	9,450
1,867	[2]	Covansys Corp.	14,376
6,240	[2]	Credence Systems Corp.	84,864
1,954	[2]	Crossroads Systems, Inc.	6,057
3,264	[2]	Cymer, Inc.	68,218
4,277	[2,3]	DDI Corp.	38,621
8,700	[2]	DMC Stratex Networks, Inc.	47,415
2,518	[2]	DSP Group, Inc.	52,878
1,400	[2]	Daktronics, Inc.	9,184
1,646	[2]	Datastream Systems, Inc.	5,185
3,883	[2,3]	Dendrite International, Inc.	38,519
2,200	[2]	Digex, Inc.	3,696
983	[2,3]	Digimarc Corp.	12,022
3,490	[2,3]	Digital Insight Corp.	58,109
1,280	[2,3]	Digital Lightwave, Inc.	7,718
2,710	[2,3]	DigitalThink, Inc.	22,439
867	[2,3]	Digitas, Inc.	1,561
3,500	[2]	Ditech Communications Corp.	14,560
10,000	[2,3]	Divine, Inc., Class A	4,300
3,800	[2]	Docent, Inc.	6,650
4,018	[2]	Documentum, Inc.	59,346
760	[2]	Dupont Photomasks, Inc.	27,390
500	[2]	Duraswitch Industries, Inc.	4,375
7,800	[2]	E.piphany, Inc.	46,020
2,290	[2]	EMCORE Corp.	25,556
1,000	[2,3]	EPIQ Systems, Inc.	30,150
3,784	[2]	ESS Technology, Inc.	48,549
2,400	[2,3]	Echelon Corp.	32,640
4,694	[2]	Eclipsys Corp.	58,628
2,461	[2]	Elantec Semiconductor, Inc.	80,450
2,166	[2]	Electroglas, Inc.	27,140
5,800	[2]	Electronics for Imaging, Inc.	114,144
1,389	[2,3]	Embarcadero Technologies, Inc.	16,251
5,400	[2]	Entegris, Inc.	41,526
4,800	[2]	Entrust Technologies, Inc.	21,600
1,080	[2,3]	EpicEdge, Inc.	151
4,044	[2]	Exar Corp.	91,152
850	[2]	Excel Technology, Inc.	13,209
1,491	[2]	Extensity, Inc.	3,280
2,396	[2,3]	F5 Networks, Inc.	36,156
1,531	[2,3]	FEI Co.	41,306
1,100	[2]	FLIR Systems, Inc.	50,952
3,790	[2]	FSI International, Inc.	31,154
1,924		Fair Isaac & Co., Inc.	91,486
1,373	[2,3]	FalconStor Software, Inc.	9,748
3,300	[2,3]	FiberCore, Inc.	7,755
4,537	[2]	Filenet Corp.	66,104
6,517	[3]	Fisher Scientific International, Inc.	194,858
1,941	[2]	Forrester Research, Inc.	31,347
410		Franklin Electronics, Inc.	31,517
3,300	[2,3]	FreeMarkets, Inc.	44,121
8,321	[2,3]	Gartner Group, Inc., Class A	75,638
4,757		General Semiconductor, Inc.	50,424
15,100	[2,3]	Genuity, Inc., Class A	22,952
1,864	[2]	Gerber Scientific, Inc.	20,485
266	[2]	Globalscape, Inc.	0
1,200	[2]	Global Imaging Systems, Inc.	15,960
1,700	[2,3]	Global Sports, Inc.	26,860
5,900	[2,3]	GlobeSpan, Inc.	70,564
3,775	[2,3]	HNC Software	65,308
4,100	[2,3]	Handspring, Inc.	8,036
6,000	[2,3]	Harmonic Lightwaves, Inc.	48,420
2,951		Helix Technology Corp.	57,190
1,250	[2]	Hi/fn, Inc.	17,963
3,620	[2,3]	HotJobs.com Ltd.	21,249
2,660	[2]	Hutchinson Technology, Inc.	48,359
3,392	[2]	Hyperion Solutions Corp.	50,880
5,000	[2]	I-many, Inc.	29,100
2,551	[2]	IDX Systems Corp.	25,127
3,885	[2,3]	ITXC Corp.	16,356
1,044	[2]	IXYS Corp.	7,412
4,264	[2,3]	Identix, Inc.	29,592
17,314		Ikon Office Solutions, Inc.	167,773
3,603	[2]	Imation Corp.	75,555
4,197	[2,3]	InFocus Corp.	81,254
3,197	[2]	Indus International, Inc.	17,679
1,000	[2]	Inet Technologies, Inc.	8,330
24,300	[2]	InfoSpace.com, Inc.	38,394
1,540	[2,3]	Infogrames Entertainment	8,301
13,900	[2]	Inktomi Corp.	59,075
1,000	[2]	Integral Systems, Inc.	20,250
2,909	[2,3]	Integrated Circuit System, Inc.	49,482
3,665	[2]	Integrated Silicon Solution, Inc.	38,079
4,746	[2]	Intelidata Technologies Corp.	16,801
2,480		Inter-Tel, Inc.	37,646
610	[2]	Interactive Intelligence, Inc.	2,684
1,372	[2,3]	Intercept Group, Inc.	48,980
6,945	[2]	Interdigital Communications Corp.	55,699
6,387	[2]	Intergraph Corp.	68,341
3,937	[2]	Interland, Inc.	5,748
2,013	[2]	Interlogix, Inc.	52,559
1,828	[2]	Intermagnetics General Corp.	52,701
15,500	[2]	Internap Network Services Corp.	12,710
19,500	[2]	Internet Capital Group, Inc.	17,550
7,806	[2]	Intertrust Technologies Corp.	9,758
3,954	[2]	Intervoice, Inc.	49,267
7,212	[2]	Iomega Corp.	50,412
1,900	[2,3]	Itron, Inc.	53,314
4,400	[2]	Ixia	44,220
11,370	[2,3]	J.D. Edwards & Co.	80,613
2,693	[2,3]	JDA Software Group, Inc.	42,280
3,278	[2]	JNI Corp.	23,307
15,135	[2]	Kana Communications, Inc.	13,319
5,600		Keane, Inc.	79,296
556		Keithley Instruments, Inc.	9,274
3,418	[2,3]	Keynote Systems, Inc.	26,045
7,100	[2,3]	Kopin Corp.	89,389
1,518	[2,3]	Kronos, Inc.	87,118
5,194	[2,3]	Kulicke & Soffa Industries	78,793
1,000		LSI Industries, Inc.	22,000
5,131	[2,3]	LTX Corp.	84,456
1,900	[2,3]	Lantronix, Inc.	12,217
700	[2]	LeCroy Corp.	11,102
9,658	[2]	Legato Systems, Inc.	81,031
3,400	[2]	Lexar Media, Inc.	3,128
12,400	[2]	Liberate Technologies, Inc.	122,512
2,521	[2,3]	Lightbridge, Inc.	23,193
2,028	[2]	Lightpath Technologies, Inc.	5,577
2,600	[2,3]	Loudcloud, Inc.	5,174
1,300	[2,3]	Luminent, Inc.	2,600
4,268	[2]	MEMC Electronic Materials	8,024
1,763	[2]	MICROS Systems Corp.	38,063
5,059	[2,3]	MIPS Technologies, Inc.	47,302
2,707	[2,3]	MKS Instruments, Inc.	58,417
1,558	[2]	MRO Software, Inc.	20,566
9,831	[2,3]	MRV Communications, Inc.	42,667
1,900	[3]	MSC.Software Corp.	23,845
2,100		MTS Systems Corp.	24,465
7,000	[2]	Macromedia, Inc.	104,720
912	[2]	Management Network Group, Inc.	5,426
1,512	[2]	Manhattan Associates, Inc.	45,420
2,105	[2]	Mapinfo Corp.	19,092
4,218	[2]	MatrixOne, Inc.	23,199
4,671	[2,3]	Mattson Technology, Inc.	23,355
1,000		Maxwell Technologies, Inc.	8,150
882	[2,3]	McAfee.com, Corp.	19,404
900	[2]	Measurement Specialties, Inc.	8,001
2,000	[2]	Mechanical Technology, Inc.	5,180
1,800	[2,3]	Merix Corp.	30,384
2,710	[2]	Metasolv, Inc.	19,078
3,996	[2]	Metawave Communications Corp.	7,992
3,486		Methode Electronics, Inc., Class A	25,274
1,100	[2]	Micro General Corp.	11,660
5,199	[2,3]	MicroStrategy, Inc.	14,297
3,104	[3]	Microsemi Corp.	108,640
2,400	[2,3]	Microtune, Inc.	45,888
400	[2]	Moldflow Corp.	4,104
3,982	[2,3]	Multex.com, Inc.	27,834
3,746	[2,3]	NMS Communications Corp.	8,653
3,300	[2,3]	NYFIX, Inc.	58,740
1,123	[2,3]	Nanometrics, Inc.	22,292
2,894	[2]	Net2Phone, Inc.	17,682
4,400	[2,3]	NetIQ Corp.	123,860
768	[2]	NetRatings, Inc.	9,277
1,723	[2]	NetScout Systems, Inc.	9,011
3,019	[2,3]	Netegrity, Inc.	35,443
3,843	[2]	Netro Corp.	14,796
5,900	[2]	New Focus, Inc.	17,110
700	[2]	New Horizons Worldwide, Inc.	7,350
3,800		Newport Corp.	59,242
2,200	[2]	Next Level Communications, Inc.	5,962
1,445	[2]	Novadigm, Inc.	14,407
2,800	[2]	Novatel Wireless, Inc.	1,904
42,530	[2]	Novell, Inc.	150,557
2,500	[2]	Nu Horizons Electronics Corp.	19,375
3,618	[2,3]	Nuance Communications, Inc.	29,197
1,937	[2,3]	Numerical Technologies, Inc.	47,805
3,400	[2]	ON Semiconductor Corp.	4,896
3,333	[2]	ONYX Software Corp.	12,599
800	[2,3]	OPNET Technologies, Inc.	8,440
1,485	[2]	OTG Software, Inc.	8,583
6,110	[2,3]	Oak Technology, Inc.	61,039
11,900	[2]	Oplink Communications, Inc.	16,065
230	[2,3]	Optical Cable Corp.	271
2,000	[2,3]	Optical Communication Products, Inc.	5,640
2,044	[2]	Overture Services, Inc.	53,859
2,381	[2]	PC-Tel, Inc.	18,143
1,467	[2,3]	PLATO Learning, Inc.	20,827
1,758	[2]	PLX Technology, Inc.	13,625
3,013	[2,3]	PRI Automation, Inc.	49,534
6,748	[2,3]	Packard BioScience Co.	53,579
2,261	[2]	Packeteer, Inc.	7,687
1,692		Park Electrochemical Corp.	37,816
380	[2]	Pec Solutions, Inc.	9,538
1	[2]	Peregrine Systems, Inc.	10
1,000	[2]	Performance Technologies, Inc.	11,700
2,284	[2]	Pericom Semiconductor Corp.	30,720
7,585	[2]	Perot Systems Corp.	128,566
2,378	[2]	Phoenix Technology, Ltd.	21,759
1,299	[2,3]	Photon Dynamics, Inc.	34,424
2,724	[2]	Photronics, Inc.	67,610
5,414	[2]	Pinnacle Systems, Inc.	23,334
4,079		Pioneer Standard Electronics, Inc.	36,262
2,241	[2,3]	Pixelworks, Inc.	22,634
1,600	[2,3]	Planar Systems, Inc.	23,264
3,574	[2]	Plantronics, Inc.	74,268
4,558	[2,3]	Plexus Corp.	113,950
1	[2]	Polycom, Inc.	24
10,100	[2]	Portal Software, Inc.	19,190
600	[2]	Powell Industries, Inc.	12,714
2,792	[2,3]	Power Integrations, Inc.	64,244
6,500	[2]	Powerwave Technologies, Inc.	99,450
3,042	[2]	Presstek, Inc.	19,773
1,416	[2]	ProQuest Co.	48,427
2,387	[2,3]	Prodigy Communications Corp.	15,730
3,814	[2]	Progress Software Corp.	56,409
5,200	[2]	Proiurenet, Inc.	780
2,698	[2,3]	Proxim, Inc.	18,265
3,864	[2]	Puma Technology, Inc.	10,240
1,316	[2]	QRS Corp.	12,765
4,671	[2]	REMEC, Inc.	41,805
1,800		ROHN Industries, Inc.	4,356
1,649	[2,3]	RadiSys Corp.	22,707
1,552	[2]	Radiant Systems, Inc.	10,259
2,362	[2]	Rainbow Technologies, Inc.	9,472
9,000	[2,3]	Rambus, Inc.	73,170
14,900	[2]	Read-Rite Corp.	74,202
2,700	[2]	Red Hat, Inc.	12,744
1,968	[2]	Register.Com, Inc.	16,728
1,079	[2,3]	Renaissance Learning, Inc.	35,294
1,456	[2,3]	Research Frontiers, Inc.	25,931
500	[3]	Richardson Electronics, Ltd.	4,875
1,616	[2]	Rogers Corp.	53,570
3,577		Roper Industries, Inc.	151,665
2,200	[2]	Roxio, Inc.	28,226
978	[2,3]	Rudolph Technologies, Inc.	24,743
6,400	[2,3]	S1 Corp.	66,560
5,065	[2,3]	SBA Communications, Corp.	41,533
2,096	[2]	SBS Technologies, Inc.	32,174
1,627	[2,3]	SCM Microsystems, Inc.	13,179
1,658	[2,3]	SERENA Software, Inc.	26,793
8,259	[2]	SONICblue, Inc.	8,755
1,016	[2]	SPSS, Inc.	17,516
4,547	[2,3]	Saba Software, Inc.	12,777
15,500	[2,3]	Safeguard Scientifics, Inc.	34,100
1,500	[2,3]	Sage, Inc.	38,250
1,325	[2]	Sanchez Computer Associates	11,925
8,300	[2,3]	Sapient Corp.	35,773
2,121	[2,3]	Satcon Technology Corp.	12,599
800	[2]	ScanSource, Inc.	34,352
1,803	[2,3]	SeaChange International, Inc.	44,354
3,552	[2]	Secure Computing Corp.	58,075
4,089	[2,3]	SeeBeyond Technology Corp.	19,954
1,795	[2]	Selectica, Inc.	7,108
1,543	[2,3]	Semitool, Inc.	15,368
8,417	[2]	Sensormatic Electronics Corp.	215,391
1,800	[2]	SignalSoft Corp.	3,672
20,194	[2]	Silicon Graphics, Inc.	35,138
5,006	[2]	Silicon Image, Inc.	6,358
1,200	[2,3]	Silicon Laboratories, Inc.	29,280
9,500	[2]	Silicon Storage Technology	85,025
600	[2]	Siliconix, Inc.	15,138
800	[2,3]	Simplex Solutions, Inc.	9,760
2,584	[2]	Sipex Corp.	22,222
1,090	[2,3]	Sirenza Microdevices, Inc.	3,870
509	[2]	Siti-Sites.com, Inc.	38
800	[2]	SkillSoft Corp.	18,360
3,074	[2]	Somera Communications, Inc.	15,370
4,364	[2,3]	Sonicwall, Inc.	61,969
1,376	[2]	Sorrento Networks Corp.	4,610
337	[2]	Spectra-Physics Lasers, Inc.	5,887
2,227	[2]	SpectraLink Corp.	25,121
9,600	[2,3]	SpectraSite Holdings, Inc.	22,080
2,000	[2,3]	Spectrian Corp.	17,320
3,400	[2,3]	Speechworks International, Inc.	25,500
1,522	[2]	Standard Microsystems Corp.	15,220
7,128	[2]	StarBase Corp.	3,350
780	[2]	StarTek, Inc.	13,151
4,040	[2]	Starmedia Network, Inc.	1,050
2,374	[2,3]	Stellent, Inc.	48,667
8,219	[2]	Stratos Lightwave, Inc.	33,698
1,900	[2]	Sunrise Telecom, Inc.	8,208
831	[2]	Supertex, Inc.	13,038
2,200	[2,3]	Support.com, Inc.	5,940
3,200	[2]	Sykes Enterprises, Inc.	30,848
3,564	[2]	Symmetricom, Inc.	19,958
1,800	[2]	Synplicity, Inc.	17,406
565	[2]	Syntel, Inc.	5,232
4,094	[2,3]	Systems & Computer Technology Corp.	50,152
2,422	[2,3]	THQ, Inc.	120,616
1,200	[2]	TTM Technologies	11,100
4,579	[2,3]	Take-Two Interactive Software, Inc.	63,785
1,780	[3]	Talx Corp.	30,260
3,238	[3]	Technitrol, Inc.	80,561
3,352	[2]	Teledyne Technologies, Inc.	50,850
496	[2]	Teradyne, Inc.	11,432
6,700	[2,3]	Terayon Communication Systems, Inc.	76,045
2,238	[2]	Therma-Wave, Inc.	27,236
2,213	[2,3]	Three-Five Systems, Inc.	34,324
6,300	[2,3]	Titan Corp.	164,619
1,702	[2,3]	Tollgrade Communications, Inc.	43,384
2,100	[2]	Tradestation Group, Inc.	4,074
11,100	[2]	TranSwitch Corp.	36,741
4,641	[2]	Transaction Systems Architects, Inc., Class A	45,111
2,235	[2]	TriZetto Group, Inc.	21,680
1,000	[2]	Trikon Technologies, Inc.	8,510
3,288	[2]	Trimble Navigation Ltd.	57,869
14,712	[2]	Triquint Semiconductor, Inc.	260,115
3,000	[2,3]	Turnstone Systems, Inc.	9,570
4,362	[2,3]	UAXS Global Holdings, Inc.	9,335
5,100	[2,3]	USinternetworking, Inc.	1,071
1,687	[2]	Ulticom, Inc.	16,195
2,743	[2,3]	Ultratech Stepper, Inc.	36,893
1,490	[2,3]	Universal Display Corp.	12,546
3,200	[2]	VA Linux Systems, Inc.	3,904
3,546	[2]	Varian Semiconductor Equipment Associates, Inc.	106,522
3,860	[2]	Varian, Inc.	97,812
2,500	[2]	Vastera, Inc.	30,500
2,641	[2,3]	Veeco Instruments, Inc.	67,240
3,802	[2]	Verity, Inc.	40,377
7,000	[2]	VerticalNet, Inc.	9,730
1,874	[2]	ViaSat, Inc.	27,754
5,654	[2]	Viasystems Group, Inc.	7,294
3,980	[2]	Viewpoint Corp.	15,920
900	[2]	Virage Logic Corp.	8,955
5,300	[2]	Virata Corp.	63,494
3,095	[2,3]	Visual Networks, Inc.	5,819
7,300	[2]	Vitria Technology, Inc.	22,192
1,500	[2,3]	WJ Communications, Inc.	3,900
2,151	[2,3]	Watchguard Technologies, Inc.	19,467
5,205	[2,3]	Wave Systems Corp.	11,867
1,900	[2,3]	WebEx Communications, Inc.	58,520
2,088	[2]	Websense, Inc.	50,738
20,065	[2]	Western Digital Corp.	67,218
1,200	[2]	Witness Systems, Inc.	9,600
1,080		Woodhead Industries, Inc.	17,528
1,806		X-Rite, Inc.	12,696
2,900	[2]	Xanser Corp.	5,800
3,000	[2]	Xicor, Inc.	29,370
4,547	[2,3]	Xybernaut Corp.	9,049
3,231	[2,3]	Zebra Technologies Corp., Class A	148,852
2,076	[3]	ZixIt Corp.	17,376
2,985	[2]	Zomax Optical Media, Inc.	15,104
1,839	[2,3]	Zoran Corp.	46,508
2,121	[2,3]	Zygo Corp.	30,012
900	[2]	ftd.com, Inc.	4,446
3,434	[2,3]	iBasis, Inc.	2,919
2,400	[2,3]	webMethods, Inc.	22,056

		Total	15,177,416

		Materials--4.3%
200	[3]	AEP Industries, Inc.	4,010
2,066		AMCOL International Corp.	11,673
7,221	[2]	Airgas, Inc.	97,122
3,475		Albemarle Corp.	69,292
400		Ameron, Inc.	26,240
3,423		Aptargroup, Inc.	103,032
2,093		Arch Chemicals, Inc.	41,839
3,029		Ball Corp.	186,405
12,952	[2,3]	Bethlehem Steel Corp.	4,015
1,655	[2]	Brush Engineered Materials, Inc.	16,964
2,190	[2]	Buckeye Technologies, Inc.	19,382
14,254		CK Witco Corp.	103,342
3,451		Calgon Carbon Corp.	31,887
2,365	[3]	Cambrex Corp.	87,505
2,653		Caraustar Industries, Inc.	20,693
2,657		Carpenter Technology Corp.	57,790
700		Castle (A.M.) & Co.	5,754
698		Centex Construction Products, Inc.	22,964
2,070		Century Aluminium Co.	20,183
1,115		ChemFirst, Inc.	22,768
1,629		Chesapeake Corp.	46,133
920		Cleveland Cliffs, Inc.	14,996
1,153		Commercial Metals Corp.	34,878
11,900	[2]	Crown Cork & Seal Co., Inc.	21,658
4,733	[2]	Cytec Industries, Inc.	113,261
992		Deltic Timber Corp.	26,288
4,693	[2,3]	Earthshell Corp.	8,964
2,000	[2,3]	Eden Bioscience Corp.	9,500
3,901	[3]	Ferro Corp.	85,822
2,496		Florida Rock Industries, Inc.	70,387
1,868		Fuller (H.B.) Co.	96,071
2,983		Georgia Gulf Corp.	53,008
579		Gibraltar Steel Corp.	10,248
1,257		Glatfelter (P.H.) Co.	18,855
1,384		Greif Brothers Corp., Class A	34,323
13,400		IMC Global, Inc.	144,050
1,303		International Specialty Products, Inc.	10,489
1,635	[2]	Ivex Packaging Corp.	29,839
3,082	[2]	Kaiser Aluminum Corp.	5,548
292		Liqui Box Corp.	12,219
5,320		Longview Fibre Co.	58,520
13,416		Louisiana-Pacific Corp.	96,595
2,172		MacDermid, Inc.	29,583
6,616		Millennium Chemicals, Inc.	63,050
2,563		Minerals Technologies, Inc.	104,827
1,722		Myers Industries, Inc.	22,248
1,022		NL Industries, Inc.	13,143
1,200		NN, Inc.	11,628
1,000	[2]	Octel Corp.	19,170
300		Oglebay Norton Co.	3,711
4,763		Olin Corp.	71,350
4,068	[2]	Omnova Solutions, Inc.	24,530
2,700	[2]	Oregon Steel Mills, Inc.	10,665
18,500	[2]	Owens-Illinois, Inc.	112,850
8,042		Polyone Corp.	68,759
1,588		Pope & Talbot, Inc.	20,644
3,827		Potlatch Corp.	95,866
800		Quaker Chemical Corp.	14,872
1,358		Quanex Corp.	35,240
12,716		RPM, Inc.	154,499
2,077		RTI International Metals	20,458
3,404		Rayonier, Inc.	145,623
1,100		Roanoke Electric Corp.	13,090
1,204		Rock-Tenn Co.	15,592
2,267		Ryerson Tull, Inc.	26,071
4,259		Schulman (A.), Inc.	50,682
1,669	[2]	Scotts Co.	67,277
1,000	[2]	Silgan Holdings, Inc.	20,150
1,407		Southern Peru Copper Corp.	12,382
1,347		Spartech Corp.	27,614
3,656	[2]	Steel Dynamics, Inc.	38,022
630		Stepan, Co.	13,230
4,366	[2]	Stillwater Mining Co.	68,066
2,601	[2]	Symyx Technologies, Inc.	40,810
4,000	[2]	Terra Industries, Inc.	9,000
2,206	[3]	Texas Industries, Inc.	66,401
3,900	[2]	Titanium Metals Corp.	12,285
100		Tremont Corp.	2,850
1,800	[2]	U.S. Concrete, Inc.	10,890
5,618	[2]	UCAR International, Inc.	40,843
8,383		USEC, Inc.	54,909
4,795		Wausau-Mosinee Paper Corp.	49,628
8,637		Worthington Industries, Inc.	112,281

		Total	3,749,301

		Telecommunication Services--1.3%
4,500	[2]	AT&T Latin America Corp., Class A	6,750
2,890	[2,3]	Adelphia Business Solutions, Inc.	2,052
2,300	[2,3]	Aether Systems, Inc.	16,031
1,272	[2]	AirGate PCS, Inc.	65,457
8,293	[2,3]	Alamosa PCS Holdings, Inc.	116,765
966	[2]	Alaska Communications Systems Holdings, Inc.	6,791
1,500	[2]	Boston Communications Group, Inc.	13,875
1,640		CT Communications, Inc.	23,042
827	[2]	Centennial Cellular Corp., Class A	7,426
1,084	[2,3]	Choice One Communications, Inc.	1,583
1,502	[2]	Commonwealth Telephone Enterprises, Inc.	64,331
800	[3]	Conestoga Enterprises, Inc.	19,216
3,300	[2]	Dobson Communications Corp., Class A	32,571
1,600	[2,3]	Focal Communications Corp.	832
3,976	[2]	General Communications, Inc., Class A	46,201
957	[2]	Golden Telecom, Inc.	11,522
1,314		Hickory Tech Corp.	20,039
3,587	[2]	IDT Corp.	39,636
1,632	[2]	IMPSAT Fiber Networks, Inc.	392
3,700	[2]	ITC DeltaCom, Inc.	2,405
3,290	[2]	Illuminet Holdings, Inc.	117,650
1,600	[2,3]	Intrado, Inc.	43,440
3,312	[2,3]	Leap Wireless International, Inc.	49,249
2,000	[2]	Lexent, Inc.	10,120
200	[2]	Lynch Interactive Corp.	9,200
2,200	[2,3]	Metro One Telecommunications	66,330
1,747	[2,3]	NTELOS, Inc.	14,081
803	[2,3]	Neon Communications, Inc.	2,489
1,838	[2,3]	Network Plus Corp.	1,838
1,629		North Pittsburgh Systems, Inc.	24,402
1,900	[2]	OmniSky Corp.	494
5,134	[2,3]	Price Communications Corp.	93,182
3,200	[2,3]	RCN Corp.	10,080
1,014	[2]	Rural Cellular Corp.	23,028
15,716	[2]	Terremark Worldwide, Inc.	10,373
4,000	[2,3]	US Unwired, Inc., Class A	48,320
7,000	[2,3]	UbiquiTel, Inc.	64,050
5,100	[2]	Western Multiplex Corp.	19,890
3,300	[2,3]	Wireless Facilities, Inc.	21,747
26,400	[2,3]	XO Communications, Inc., Class A	24,288

		Total	1,151,168

		Utilities--3.8%
7,168	[3]	AGL Resources, Inc.	148,019
1,053		American States Water Co.	35,170
4,209		Atmos Energy Corp.	90,704
4,985		Avista Corp.	59,770
1,704		CH Energy Group, Inc.	68,109
1,427		California Water Service Group	36,046
1,152		Cascade Natural Gas Corp.	23,270
1,200		Central VT Public Service Corp.	20,784
4,780	[3]	Cleco Corp.	96,126
750		Connecticut Water Service, Inc.	20,168
5,212	[2]	Covanta Energy Corp.	67,860
5,900	[3]	DQE, Inc.	110,330
6,815		El Paso Electric Co.	92,684
1,861	[3]	Empire Distribution Electric Co.	39,528
2,868		Energen Corp.	70,266
4,181	[3]	Hawaiian Electric Industries, Inc.	155,617
1,997	[2]	Laclede Group, Inc.	45,532
1,642		Madison Gas & Electric Co.	40,081
500		Middlesex Water Co.	16,745
10,900	[3]	Montana Power Co.	64,964
1,435		NUI Corp.	29,202
1,881		New Jersey Resources Corp.	84,645
4,600	[2]	NewPower Holdings, Inc.	4,232
3,596		Northwest Natural Gas Co.	85,944
3,500		Northwestern Corp.	67,375
6,758	[3]	ONEOK, Inc.	116,373
2,571		Otter Tail Power Co.	72,656
4,460		Peoples Energy Corp.	170,773
5,736		Philadelphia Suburban Corp.	163,476
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
4,056		Piedmont Natural Gas, Inc.	128,981
4,123		Public Service Co. New Mexico	101,014
3,679	[3]	RGS Energy Group, Inc.	141,090
194		SJW Corp.	15,910
1,807	[3]	Semco Energy, Inc.	21,142
12,466		Sierra Pacific Resources	180,882
1,182		South Jersey Industries, Inc.	39,065
3,536	[3]	Southern Union Co.	67,467
2,978		Southwest Gas Corp.	61,347
2,583	[2]	Southwestern Energy Co.	30,479
2,788	[3]	UGI Corp.	80,573
1,265		UIL Holdings Corp.	62,428
4,306		UniSource Energy Corp.	67,863
2,822		WPS Resources Corp.	95,666
6,225	[3]	Washington Gas Light Co.	168,449

		Total	3,358,805

		Total Common Stocks (identified cost $83,845,067)	82,011,346

		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc. (identified cost $28,732)	0

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.8%[4]
$700,000		United States Treasury Bill, 12/13/2001 (identified cost $698,244)$698,244)	698,537

		MUTUAL FUND--5.4%
4,719,181		Prime Value Obligations Fund, Class IS (at net asset value)(at net asset value)	4,719,181

		Total Investments (identified cost $89,291,224)[5]	$87,429,064

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $5,469,750 at October 31, 2001, which represents 6.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 99.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $95,139,129. The net unrealized depreciation of investments on a federal tax basis amounts to $7,710,065 which is comprised of $15,293,822 appreciation and $23,003,887 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($87,768,338) at October 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2001

Assets:
Total investments in securities, at value (identified cost $89,291,224)		$87,429,064
Cash		523,797
Cash held as collateral for securities lending		21,749,148
Income receivable		47,479
Receivable for investments sold		42,678
Receivable for shares sold		223,024
Receivable for daily variation margin		100,540

Total assets		110,115,730

Liabilities:
Payable for shares redeemed	$497,317
Payable on collateral due to broker	21,749,148
Accrued expenses	100,927

Total liabilities		22,347,392

Net assets for 8,567,037 shares outstanding		$87,768,338

Net Assets Consist of:
Paid in capital		$97,045,898
Net unrealized depreciation of investments		(1,813,199)
Accumulated net realized loss on investments		(7,494,016)
Undistributed net investment income		29,655

Total Net Assets		$87,768,338

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($82,393,315 ÷ 8,038,799 shares outstanding)		$10.25

Class C Shares:
Net asset value and offering price per share ($5,375,023 ÷ 528,238 shares outstanding)		$10.18

Redemption proceeds per share (99.00/100 of $10.18)1		$10.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $811)			$1,182,336
Interest			258,138

Total income			1,440,474

Expenses:
Management fee		$447,749
Custodian fees		76,890
Transfer and dividend disbursing agent fees and expenses		105,411
Directors'/Trustees' fees		3,814
Auditing fees		12,745
Legal fees		4,615
Portfolio accounting fees		101,425
Distribution services fee--Class C Shares		41,850
Shareholder services fee--Institutional Shares		209,925
Shareholder services fee--Class C Shares		13,950
Share registration costs		29,349
Printing and postage		50,296
Insurance premiums		1,305
Miscellaneous		321

Total expenses		1,099,645

Waiver and Reimbursement:
Waiver of shareholder services fee--Institutional Shares	$(109,161)
Reimbursement of management fee	(387)

Total waiver and Reimbursement		(109,548)

Net expenses			990,097

Net investment income			450,377

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,057,194)
Net realized loss on futures contracts			(2,181,666)
Net change in unrealized appreciation of investments and futures contracts			(7,834,066)

Net realized and unrealized loss on investments and futures contracts			(14,072,926)

Change in net assets resulting from operations			$(13,622,549)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$450,377	$864,588
Net realized gain (loss) on investments and futures contracts	(6,238,860)	19,585,195
Net change in unrealized appreciation of investments and futures contracts	(7,834,066)	(3,942,494)

Change in net assets resulting from operations	(13,622,549)	16,507,289

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(589,552)	(686,737)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(13,279,506)	(10,712,667)
Class C Shares	(825,830)	(449,824)

Change in net assets resulting from distributions to shareholders	(14,694,888)	(11,849,228)

Share Transactions:
Proceeds from sale of shares	97,045,987	258,138,689
Net asset value of shares issued to shareholders in payment of distributions declared	10,934,214	7,694,804
Cost of shares redeemed	(99,460,245)	(264,412,200)

Change in net assets resulting from share transactions	8,519,956	1,421,293

Change in net assets	(19,797,481)	6,079,354

Net Assets:
Beginning of period	107,565,819	101,486,465

End of period (including undistributed net investment income of $29,655 and $177,851, respectively)	$87,768,338	$107,565,819

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (formerly, Federated Mini-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equ ity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid in capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$27,135	$(18,114)	$(9,021)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,591,631, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized loss on future contracts of $2,181,666. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	24 Russell 2000 Index Futures	Long	$48,961

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,718,643	$21,749,148

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,064,689	$91,646,981	17,100,852	$247,960,454
Shares issued to shareholders in payment of distributions declared	903,185	10,140,515	549,532	7,271,075
Shares redeemed	(8,171,365)	(94,124,307)	(17,543,527)	(255,740,183)

Net Change Resulting From Institutional Share Transactions	796,509	$7,663,189	106,857	$(508,654)

Year Ended October 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	475,017	$5,399,006	701,709	$10,178,235
Shares issued to shareholders in payment of distributions declared	71,120	793,699	32,345	423,729
Shares redeemed	(466,202)	(5,335,938)	(598,643)	(8,672,017)

Net Change Resulting From Class C Share Transactions	79,935	$856,767	135,411	$1,929,947

Net Change Resulting from Share Transactions	876,444	$8,519,956	242,268	$1,421,293

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$48,171,411
Sales	$48,783,087

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $11,365,092 as long-term capital gain dividends for the year ended October 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mini-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

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A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Mini-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc. 2001 © Federated Investors, Inc.

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Cusip 31420E304

2062305A (12/01)

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Federated Max-Cap Index Fund

(formerly, Federated Max-Cap Fund)

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A Portfolio of Federated Index Trust

Statement of Additional Information

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December 31, 2001

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares and Class C Shares for Federated Max-Cap Index Fund (Fund) dated December 31, 2001.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[LOGO OF FEDERATED]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

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0032104B (12/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 © Federated Investors, Inc.

CONTENTS

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How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	6
Exchanging Securities for Shares	6
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	7
Account and Share Information	7
Tax Information	7
Who Manages and Provides Services to the Fund?	8
How does the Fund Measure Performance?	11
Who is Federated Investors, Inc.?	12
Standard & Poor's	13
Addresses	14

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How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Max-Cap Fund to Federated Max-Cap Index Fund on July 16, 2001.

The Board of Trustees (the Board) has established three of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Manager).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

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  Buy call options on the S&P 500, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy listed put options on the S&P 500 (in anticipation of a decrease in the value of the underlying asset);
  Buy or write options to close out existing option positions; or
  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the S&P 500 (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

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When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

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Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Non-Investment Grade Securities

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts

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  Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's fundamental investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the S&P 500. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 ("1940 Act").

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Concentration

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

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To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

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Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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Purchases on Margin

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The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

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  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

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How is the Fund Sold?

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Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES AND CLASS C SHARES)

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00%, of the NAV of C Shares.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Marshall & Ilsley Trust Operations, Milwaukee, WI 53201-2977, owned approximately 7,355,300 Shares (12.96%); and Lauer & Company, 1650 Market Street, Suite 1200, Philadelphia, PA 19103-7311, owned approximately 3,693,688 Shares (6.51%).

As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: IMS & Company, Englewood, CO 80155-3865, owned approximately 3,451,491 Shares (12.66%); and Branch Banking & Trust Company, Raleigh, NC 27601-1701, owned approximately 1,653,236 Shares (6.06%).

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As of November 30, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Company, Maryland Heights, MO 63043-3009, owned approximately 691,339 Shares (13.19%); and Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL 32246-6484, owned approximately 647,421 Shares (12.35%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust comprises three funds and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of November 30, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).	$2,273.34	$128,847.72 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$2,273.34	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.	$2,273.34	$126,923.53 for the Trust and 43 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$2,066.38	$115,368.16 for the Trust and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$2,066.38	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$2,066.38	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$2,273.34	$128,847.66 for the Trust and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$2,178.65	$117,117.14 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$2,066.38	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$2,066.38	$117,117.17 for the Trust and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 36 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 9 other investment companies in the Fund Complex

Thomas M. Franks Birth Date: December 15, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Thomas M. Franks has been the Fund's Portfolio Manager since 1990. He is Vice President of the Trust. Mr. Franks joined Federated in 1985 and has been a Portfolio Director and Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and 1 other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

INVESTMENT MANAGER

The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the qualit y of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, exce pt those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

CUSTODIAN

Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31	2001	2000	1999
Management Fee Earned	$7,240,536	$9,201,425	$7,509,707
Management Fee Reduction	291,210	18,530	759,554
Management Fee Reimbursement	5,931	2,239	--
Sub-Management Fee	530,973	356,970	300,317
Brokerage Commissions	399,654	233,759	90,570
12b-1 Fee:
Institutional Service Shares	380,550	--	--
Class C Shares	954,380	--	--
Shareholder Services Fee:
Institutional Shares	0	--	--
Institutional Service Shares	1,773,753	--	--
Class C Shares	318,127	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year and Start of Performance period ended October 31, 2001.

Yield is given for the 30-day period ended October 31, 2001.

Share Class	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:					/P>
Total Return	N/A	(25.15)%	9.55%	12.30%
Yield	0.62%	N/A	N/A	N/A

Share Class	30-Day Period	1 Year	5 Years	10 Years		Start of Performance on 9/7/1993
Institutional Service Shares:
Total Return	N/A	(25.39)%	9.22%	N/A		12.05%
Yield	0.32%	N/A	N/A	N/A		N/A

Share Class	30-Day Period	1 Year	5 Years	10 Years		Start of Performance on 11/10/1997
Class C Shares:
Total Return	N/A	(25.92)%	N/A	N/A		3.48%
Yield	0.00%	N/A	N/A	N/A		N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

The DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.

Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Price Index (S&P 500)

The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.6 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in t he determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MAX-CAP INDEX FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager

Deutsche Asset Management, Inc.
130 Liberty Street
New York, NY 10006

Custodian

Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated]

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Federated Max-Cap Index Fund

(formerly, Federated Max-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2001

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CLASS C SHARES

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A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	6
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem and Exchange Shares	10
Account and Share Information	13
Who Manages the Fund?	14
Financial Information	15
Report of Ernst & Young LLP, Independent Auditors	40

Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class C Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (21.22)%.

Within the period shown in the Chart, the Fund's Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998). Its lowest quarterly return was (10.20)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	(11.40)%	(9.13)%
Start of Performance[1]	12.02%	13.64%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses(Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.30%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.35%
1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2001.
Total Waiver of Fund Expenses	0.01%
Total Actual Annual Fund Operating Expenses (after waiver)	1.34%
2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the fiscal year ended October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$237	$428	$739	$1,624
Expenses assuming no redemption	$137	$428	$739	$1,624

What are the Fund's Investment Strategies?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001 the capitalization range of the issuers comprising the Index was $312 million to $370 billion. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An account may be opened with a smaller amount as long as the $1,500 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

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You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or

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  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

MANAGEMENT FEES

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The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 40.

Year Ended October 31	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$28.91	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	0.01	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	(7.50)	1.21	5.35	3.66

Total from investment operations	(7.49)	1.21	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(0.22)	(0.62)

Total distributions	(0.02)	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$21.40	$28.91	$27.96	$22.82

Total Return[3]	(25.92)%	4.35%	23.94%	19.57%

Ratios to Average Net Assets:
Expenses	1.34%	1.34%	1.32%	1.32%[4]
Net investment income (loss)	0.03%	(0.03)%	0.18%	0.35%[4]
Expense waiver/reimbursement[6]	0.01%	0.00%[5]	0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$111,863	$142,999	$96,251	$15,784
Portfolio turnover	7%	11%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Amount represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 2001

Shares or Principal Amount			Value
		COMMON STOCKS--94.7%[1]
		Consumer Discretionary--11.6%
840,177	[2]	AOL Time Warner, Inc.	$26,221,924
17,264	[3]	American Greetings Corp., Class A	242,041
21,930	[2,3]	AutoZone, Inc.	1,283,563
56,314	[2]	Bed Bath & Beyond, Inc.	1,411,229
40,360	[2]	Best Buy Co., Inc.	2,215,764
25,821	[2]	Big Lots, Inc.	188,493
13,941		Black & Decker Corp.	461,308
17,499		Brunswick Corp.	313,057
112,207		Carnival Corp., Class A	2,443,868
13,993	[3]	Centex Corp.	535,372
39,369		Circuit City Stores, Inc.	540,143
110,757	[2]	Clear Channel Communications, Inc.	4,222,057
179,497	[2]	Comcast Corp., Class A	6,433,172
18,502	[3]	Cooper Tire & Rubber Co.	244,411
86,604		Costco Wholesale Corp.	3,276,229
28,628		Dana Corp.	307,751
20,988		Darden Restaurants, Inc.	672,036
107,052		Delphi Automotive Systems Corp.	1,242,874
16,716		Dillards, Inc., Class A	216,472
62,428		Dollar General Corp.	892,096
13,107		Dow Jones & Co., Inc.	589,815
56,705		Eastman Kodak Co.	1,449,947
27,360		Family Dollar Stores, Inc.	789,610
39,141	[2]	Federated Department Stores, Inc.	1,252,121
347,309		Ford Motor Co.	5,574,309
27,249		Fortune Brands, Inc.	1,004,126
49,180		Gannett Co., Inc.	3,108,176
162,260		Gap (The), Inc.	2,120,738
104,625		General Motors Corp.	4,323,105
31,208	[3]	Goodyear Tire & Rubber Co.	581,405
59,520	[3]	Harley Davidson, Inc.	2,693,875
25,744	[2,3]	Harrah's Entertainment, Inc.	749,923
33,314		Hasbro, Inc.	552,013
71,462		Hilton Hotels Corp.	611,715
440,289		Home Depot, Inc.	16,832,248
12,884		International Game Technology	657,728
70,719		Interpublic Group Cos., Inc.	1,587,642
15,703		Johnson Controls, Inc.	1,135,641
10,396		KB Home	307,202
99,629	[2,3]	K Mart Corp.	610,726
12,797	[3]	Knight-Ridder, Inc.	719,831
64,008	[2]	Kohl's Corp.	3,559,485
38,151		Leggett and Platt, Inc.	826,732
80,646		Limited, Inc.	899,203
8,939	[3]	Liz Claiborne, Inc.	406,725
145,107		Lowe's Cos., Inc.	4,948,149
45,123	[3]	Marriott International, Inc., Class A	1,413,704
85,461		Mattel, Inc.	1,617,777
55,643		May Department Stores Co.	1,749,972
11,878		Maytag Corp.	331,159
244,200		McDonald's Corp.	6,366,294
35,857		McGraw-Hill Cos., Inc.	1,885,361
7,759		Meredith Corp.	256,047
29,005	[3]	New York Times Co., Class A	1,196,456
50,210	[3]	Newell Rubbermaid, Inc.	1,387,804
50,235		Nike, Inc., Class B	2,479,600
25,580		Nordstrom, Inc.	360,678
61,153	[2,3]	Office Depot, Inc.	831,681
34,326	[3]	Omnicom Group, Inc.	2,635,550
50,190	[3]	Penney (J.C.) Co., Inc.	1,090,127
10,396		Pulte Homes, Inc.	337,870
29,485		RadioShack Corp.	736,830
12,798	[2,3]	Reebok International Ltd.	265,686
63,640		Sears, Roebuck & Co.	2,467,323
29,423		Sherwin-Williams Co.	716,744
12,303		Snap-on Corp.	329,228
15,113		Stanley Works	579,130
89,760	[2]	Staples, Inc.	1,308,701
74,384	[2,3]	Starbucks Corp.	1,273,454
32,233	[3]	Starwood Hotels & Resorts Worldwide, Inc.	710,415
51,071	[3]	TJX Cos., Inc.	1,726,200
21,068	[2,3]	TMP Worldwide, Inc.	628,880
25,041		TRW, Inc.	846,135
169,913		Target Corp.	5,292,790
27,596	[3]	Tiffany & Co.	645,470
40,142	[2]	Toys `R' Us, Inc.	762,698
54,847		Tribune Co.	1,656,379
28,920	[2]	Tricon Global Restaurants, Inc.	1,463,063
12,802		Tupperware Corp.	261,033
39,267	[2,3]	Univision Communications, Inc., Class A	981,675
20,030		V.F. Corp.	665,397
337,442	[2]	Viacom, Inc., Class B	12,320,007
25,514	[3]	Visteon Corp.	303,617
843,930		Wal-Mart Stores, Inc.	43,378,002
394,317		Walt Disney Co.	7,330,353
21,419		Wendy's International, Inc.	563,320
14,042		Whirlpool Corp.	828,759

		Total	223,237,419

		Consumer Staples--8.4%
9,311	[3]	Alberto-Culver Co., Class B	393,390
75,275		Albertsons, Inc.	2,402,025
169,424		Anheuser-Busch Cos., Inc.	7,058,204
125,879		Archer-Daniels-Midland Co.	1,753,494
43,468		Avon Products, Inc.	2,035,606
12,030		Brown-Forman Corp., Class B	715,063
72,694		CVS Corp.	1,737,387
77,090		Campbell Soup Co.	2,177,022
43,273		Clorox Co.	1,544,846
471,282		Coca-Cola Co.	22,564,982
81,737	[3]	Coca-Cola Enterprises, Inc.	1,499,874
105,840		Colgate-Palmolive Co.	6,087,917
103,204		ConAgra, Inc.	2,363,372
9,044		Coors Adolph Co., Class B	449,939
52,243		General Mills, Inc.	2,398,999
199,043		Gillette Co.	6,188,247
64,702		Heinz (H.J.) Co.	2,745,953
24,761		Hershey Foods Corp.	1,578,019
76,607		Kellogg Co.	2,336,514
100,486		Kimberly-Clark Corp.	5,577,978
155,121	[2,3]	Kroger Co.	3,794,260
25,712		Pepsi Bottling Group (The), Inc.	1,195,094
333,545		PepsiCo, Inc.	16,246,977
416,962		Philip Morris Cos., Inc.	19,513,822
244,587		Procter & Gamble Co.	18,045,629
58,568		Ralston Purina Co.	1,920,445
96,623	[2]	Safeway, Inc.	4,024,348
148,487		Sara Lee Corp.	3,309,775
24,990		SUPERVALU, Inc.	533,287
126,872		Sysco Corp.	3,058,884
33,777		UST, Inc.	1,135,245
107,820	[3]	Unilever N.V., ADR	5,604,484
191,996		Walgreen Co.	6,216,830
28,134	[3]	Winn-Dixie Stores, Inc.	311,162
41,546		Wrigley (Wm.), Jr. Co.	2,079,377

		Total	160,598,450

		Energy--6.5%
14,587		Amerada-Hess Corp.	856,986
44,410		Anadarko Petroleum Corp.	2,533,590
22,937		Apache Corp.	1,183,549
11,620		Ashland, Inc.	467,821
62,881		Baker Hughes, Inc.	2,253,026
39,810		Burlington Resources, Inc.	1,482,922
202,187		ChevronTexaco Corp.	17,903,659
118,880		Conoco, Inc.	3,055,216
20,910	[3]	Devon Energy Corp.	800,853
24,803		EOG Resources, Inc.	877,282
1,302,871		Exxon Mobil Corp.	51,398,261
75,048		Halliburton Co.	1,852,935
17,889		Kerr-McGee Corp.	1,030,406
28,190	[2]	Nabors Industries, Inc.	866,561
27,478	[2]	Noble Drilling Corp.	839,453
72,351		Occidental Petroleum Corp.	1,831,927
72,267		Phillips Petroleum Co.	3,932,047
21,552	[2,3]	Rowan Companies, Inc.	364,013
404,843		Royal Dutch Petroleum Co., ADR	20,448,620
108,456		Schlumberger Ltd.	5,251,440
17,360		Sunoco, Inc.	649,785
59,290	[3]	Transocean Sedco Forex, Inc.	1,787,594
58,877		USX Marathon Group	1,624,416
47,926		Unocal Corp.	1,543,217

		Total	124,835,579

		Financials--16.9%
99,282		AFLAC, Inc.	2,428,438
48,174		AON Corp.	1,832,539
135,625		Allstate Corp.	4,255,912
19,373		Ambac Financial Group, Inc.	929,904
249,795		American Express Co.	7,351,467
494,532		American International Group, Inc.	38,870,215
72,452		AmSouth Bancorporation	1,252,695
79,285		BB&T Corp.	2,545,049
220,265		Bank One Corp.	7,310,595
302,761		Bank of America Corp.	17,859,871
139,039		Bank of New York Co., Inc.	4,728,716
16,834		Bear Stearns Cos., Inc.	909,036
38,467		Capital One Financial Corp.	1,589,072
41,815		Charter One Financial, Inc.	1,139,459
32,695		Chubb Corp.	2,233,068
29,595		Cincinnati Financial Corp.	1,100,934
949,019		Citigroup, Inc.	43,199,345
33,023		Comerica, Inc.	1,522,030
78,137	[2,3]	Conseco, Inc.	233,630
21,186		Countrywide Credit Industries, Inc.	845,957
25,400		Dime Bancorp, Inc.	860,552
77,367		Equity Office Properties Trust	2,204,960
130,834		Federal Home Loan Mortgage Corp.	8,873,162
188,816		Federal National Mortgage Association	15,286,543
108,807		Fifth Third Bancorp	6,138,891
204,572		Fleet Boston Financial Corp.	6,722,236
44,180		Franklin Resources, Inc.	1,418,178
29,309		Golden West Financial Corp.	1,424,417
44,170		Hartford Financial Services Group, Inc.	2,385,180
87,568		Household International, Inc.	4,579,806
50,209		Huntington Bancshares, Inc.	774,725
374,728		J.P. Morgan Chase & Co.	13,250,382
27,659		Jefferson-Pilot Corp.	1,143,700
56,581		John Hancock Financial Services, Inc.	1,928,280
81,979		KeyCorp	1,742,874
46,404		Lehman Brothers Holdings, Inc.	2,898,394
34,208		Lincoln National Corp.	1,448,709
32,943		Loews Corp.	1,673,504
27,131		MBIA, Inc.	1,249,654
160,865		MBNA Corp.	4,441,483
19,764		MGIC Investment Corp.	1,022,589
52,005		Marsh & McLennan Cos., Inc.	5,031,484
89,117		Mellon Financial Corp.	2,994,331
155,525		Merrill Lynch & Co., Inc.	6,797,998
141,441		MetLife, Inc.	3,804,763
27,817	[3]	Moody's Corp.	965,806
206,756		Morgan Stanley, Dean Witter & Co.	10,114,504
114,867		National City Corp.	3,032,489
41,269		Northern Trust Corp.	2,083,672
54,012		PNC Financial Services Group	2,965,259
14,793		Progressive Corp., Ohio	2,051,937
54,136	[3]	Providian Financial Corp.	210,589
44,435		Regions Financial Corp.	1,195,746
23,422		SAFECO Corp.	722,334
260,986		Schwab (Charles) Corp.	3,361,500
64,661		SouthTrust Corp.	1,465,218
36,877		St. Paul Cos., Inc.	1,692,654
60,762		State Street Corp.	2,767,101
41,392		Stilwell Financial, Inc.	832,393
54,591		SunTrust Banks, Inc.	3,267,817
55,155		Synovus Financial Corp.	1,269,668
23,254		T. Rowe Price Group, Inc.	645,531
62,270	[2]	Tenet Healthcare Corp.	3,581,770
22,237		Torchmark Corp.	823,436
359,963		U.S. Bancorp	6,400,142
45,453		UNUMProvident Corp.	1,019,511
30,080		USA Education, Inc.	2,453,325
26,957		Union Planters Corp.	1,091,759
264,849	[3]	Wachovia Corp.	7,574,681
41,600		Wachovia Corp. (old)	19,968
147,725	[3]	Washington Mutual, Inc.	4,459,818
324,049		Wells Fargo & Co.	12,799,936
23,336		XL Capital Ltd.	2,026,965
16,667		Zions Bancorporation	798,683

		Total	323,928,939

		Healthcare--14.2%
292,141		Abbott Laboratories	15,477,630
21,576	[2,3]	Aetna, Inc.	596,361
22,396		Allergan, Inc.	1,607,809
248,254		American Home Products Corp.	13,860,021
16,192	[2,3]	AmerisourceBergen Corp.	1,029,164
197,921	[2]	Amgen, Inc.	11,245,871
32,348		Applera Corp. -- Applied Biosystems Group	943,915
8,752		Bard (C.R.), Inc.	480,485
12,932		Bausch & Lomb, Inc.	421,066
111,724		Baxter International, Inc.	5,404,090
47,028		Becton, Dickinson & Co.	1,683,602
29,378	[2]	Biogen, Inc.	1,615,790
52,504		Biomet, Inc.	1,601,372
75,838	[2]	Boston Scientific Corp.	1,724,556
366,725		Bristol-Myers Squibb Co.	19,601,451
25,870		CIGNA Corp.	1,885,923
84,108		Cardinal Health, Inc.	5,644,488
37,194	[2]	Chiron Corp.	2,001,781
34,688	[2]	Forest Laboratories, Inc.	2,580,093
59,288		Guidant Corp.	2,461,045
100,608		HCA Inc.	3,990,113
77,019	[2]	HEALTHSOUTH, Corp.	1,002,787
37,831	[2]	Humana, Inc.	436,948
100,866	[2]	Immunex Corp.	2,409,689
571,462		Johnson & Johnson	33,093,364
44,761	[2]	King Pharmaceuticals, Inc.	1,745,231
212,266		Lilly (Eli) & Co.	16,238,349
22,543	[2]	Manor Care, Inc.	526,604
52,666		McKesson HBOC, Inc.	1,948,115
40,437	[2]	Medimmune, Inc.	1,586,748
228,083		Medtronic, Inc.	9,191,745
432,720		Merck & Co., Inc.	27,611,863
1,191,478		Pfizer, Inc.	49,922,928
245,773		Pharmacia Corp.	9,958,722
25,198	[2]	Quintiles Transnational Corp.	399,640
271,732		Schering Plough Corp.	10,102,996
16,952	[2]	St. Jude Medical, Inc.	1,203,592
36,251	[3]	Stryker Corp.	2,038,756
59,118		UnitedHealth Group, Inc.	3,887,009
19,472	[2]	Watson Pharmaceuticals, Inc.	928,425
12,466	[2,3]	Wellpoint Health Networks, Inc.	1,391,081
36,794	[2]	Zimmer Holdings, Inc.	1,137,303

		Total	272,618,521

		Industrials--10.1%
30,443	[2]	AMR Corp.	554,063
40,843	[2,3]	Allied Waste Industries, Inc.	405,163
40,259	[2]	American Power Conversion Corp.	518,133
117,805		Automatic Data Processing, Inc.	6,085,806
19,842		Avery Dennison Corp.	918,685
33,443		Block (H&R), Inc.	1,139,737
160,105		Boeing Co.	5,219,423
75,838		Burlington Northern Santa Fe	2,037,767
39,032		CSX Corp.	1,315,378
64,638		Caterpillar, Inc.	2,890,611
169,363	[2,3]	Cendant Corp.	2,194,944
30,637		Cintas Corp.	1,238,348
93,086	[2]	Concord EFS, Inc.	2,547,764
34,225	[2]	Convergys Corp.	961,722
16,857		Cooper Industries, Inc.	652,366
11,365		Crane Co.	232,755
6,217	[3]	Cummins Inc.	194,654
26,020	[3]	Danaher Corp.	1,450,355
46,486		Deere & Co.	1,719,517
19,554	[3]	Delta Air Lines, Inc.	447,004
16,115		Deluxe Corp.	564,025
22,793		Donnelley (R.R.) & Sons Co.	581,222
37,102	[3]	Dover Corp.	1,222,511
12,427		Eaton Corp.	813,223
79,952		Emerson Electric Co.	3,919,247
26,916		Equifax, Inc.	601,842
36,867	[2]	Fiserv, Inc.	1,371,084
61,368	[2]	FedEx Corp.	2,520,997
74,004		First Data Corp.	5,000,450
13,756		Fluor Corp.	511,998
37,258		General Dynamics Corp.	3,040,253
1,869,136		General Electric Co.	68,055,242
27,367		Genuine Parts Co.	889,428
21,890		Goodrich (B.F.) Co.	467,352
16,447		Grainger (W.W.), Inc.	712,155
146,018		Honeywell International, Inc.	4,314,832
55,573		IMS Health, Inc.	1,187,595
15,596		ITT Industries, Inc.	750,012
56,609		Illinois Tool Works, Inc.	3,238,035
29,042		Ingersoll-Rand Co.	1,083,267
81,288		Lockheed Martin Corp.	3,964,416
88,736	[3]	Masco Corp.	1,759,635
16,680	[2]	McDermott International, Inc.	176,808
74,776		Minnesota Mining & Manufacturing Co.	7,805,119
35,881		Molex, Inc.	1,038,037
7,718		National Service Industries, Inc.	136,917
13,363	[2]	Navistar International Corp.	400,890
72,653		Norfolk Southern Corp.	1,216,938
15,714	[3]	Northrop Grumman, Corp.	1,570,614
16,254		PACCAR, Inc.	858,536
23,289		Pall Corp.	472,767
21,597		Parker-Hannifin Corp.	775,332
70,857		Paychex, Inc.	2,271,675
45,203		Pitney Bowes, Inc.	1,657,142
15,360	[2,3]	Power-One, Inc.	121,498
66,055		Raytheon Co.	2,130,274
35,494	[2,3]	Robert Half International, Inc.	732,241
35,543		Rockwell Collins	479,831
34,443		Rockwell International Corp.	474,625
14,586		Ryder Systems, Inc.	272,758
27,186	[2]	Sabre Group Holdings, Inc.	714,992
143,846		Southwest Airlines Co.	2,287,151
25,430		Textron, Inc.	804,860
15,001		Thomas & Betts Corp.	272,418
575		Timken Co.	7,745
365,492		Tyco International Ltd.	17,960,277
12,640	[2,3]	US Airways Group, Inc.	58,270
47,795		Union Pacific Corp.	2,485,818
89,161		United Technologies Corp.	4,804,886
118,324		Waste Management, Inc.	2,898,938

		Total	194,180,373

		Information Technology--15.7%
160,122	[2]	ADC Telecommunications, Inc.	728,555
45,355		Adobe System, Inc.	1,197,372
68,434	[2]	Advanced Micro Devices, Inc.	673,391
86,359	[2]	Agilent Technologies, Inc.	1,923,215
76,239	[2]	Altera Corp.	1,540,028
67,824	[2]	Analog Devices, Inc.	2,577,312
16,103	[2,3]	Andrew Corp.	292,592
68,799	[2]	Apple Computer, Inc.	1,208,110
154,705	[2]	Applied Materials, Inc.	5,276,988
56,833	[2]	Applied Micro Circuits Corp.	626,868
12,930		Autodesk, Inc.	429,535
53,258	[2]	Avaya, Inc.	475,594
50,624	[2]	BMC Software, Inc.	762,904
49,211	[2,3]	Broadcom Corp., Class A	1,693,351
62,149	[2]	CIENA Corp.	1,010,543
1,381,928	[2]	Cisco Systems, Inc.	23,382,222
38,730	[2]	Citrix Systems, Inc.	906,282
393,438		Compaq Computer Corp.	3,442,582
111,697		Computer Associates International, Inc.	3,453,671
31,941	[2,3]	Computer Sciences Corp.	1,147,001
74,170	[2]	Compuware Corp.	762,468
33,125	[2]	Comverse Technology, Inc.	623,081
52,800	[2]	Conexant Systems, Inc.	535,920
175,700	[2,3]	Corning, Inc.	1,416,142
492,999	[2]	Dell Computer Corp.	11,822,116
416,386	[2]	EMC Corp. Mass	5,129,876
88,280		Electronic Data Systems Corp.	5,682,584
71,678	[2]	Gateway, Inc.	404,981
320,029		Hewlett-Packard Co.	5,386,088
1,270,316		Intel Corp.	31,021,117
327,843		International Business Machines Corp.	35,429,993
41,265	[2]	Intuit, Inc.	1,659,678
250,442	[2,3]	JDS Uniphase Corp.	2,001,032
38,585	[2,3]	Jabil Circuit, Inc.	818,002
36,025	[2,3]	KLA-Tencor Corp.	1,471,982
71,514	[2]	LSI Logic Corp.	1,212,162
25,418	[2,3]	Lexmark International Group, Class A	1,137,456
58,614		Linear Technology Corp.	2,274,223
643,488	[2,3]	Lucent Technologies, Inc.	4,311,370
62,141	[2]	Maxim Integrated Products, Inc.	2,842,951
15,732	[2]	Mercury Interactive Corp.	374,736
112,898	[3]	Micron Technology, Inc.	2,569,558
1,016,459	[2]	Microsoft Corp.	59,107,091
8,577		Millipore Corp.	448,577
414,121		Motorola, Inc.	6,779,161
19,737	[2]	NCR Corp.	699,677
34,507	[2]	National Semiconductor Corp.	896,492
61,361	[2]	Network Appliance, Inc.	816,101
602,012	[2]	Nortel Networks Corp.	3,497,690
73,423	[2]	Novell, Inc.	259,917
28,021	[2]	Novellus Systems, Inc.	925,534
1,061,913	[2]	Oracle Corp.	14,399,540
30,595	[2,3]	PMC-Sierra, Inc.	496,557
105,939	[2]	Palm, Inc.	260,610
50,583	[2]	Parametric Technology Corp.	354,587
56,078	[2]	Peoplesoft, Inc.	1,669,442
15,407		PerkinElmer, Inc.	414,602
17,766	[2]	Qlogic Corp.	699,092
143,789	[2]	Qualcomm, Inc.	7,062,916
61,101	[2,3]	Sanmina Corp.	925,069
34,655	[2,3]	Sapient Corp.	149,363
30,980		Scientific-Atlanta, Inc.	646,553
86,182	[2]	Siebel Systems, Inc.	1,407,352
123,305	[2]	Solectron Corp.	1,516,652
616,886	[2]	Sun Microsystems, Inc.	6,261,393
42,741	[3]	Symbol Technologies, Inc.	549,222
20,856	[2]	Tektronix, Inc.	410,863
77,685	[2,3]	Tellabs, Inc.	1,060,400
35,101	[2,3]	Teradyne, Inc.	809,078
327,653		Texas Instruments, Inc.	9,171,007
36,853	[2]	Thermo Electron Corp.	779,072
64,222	[2]	Unisys Corp.	573,502
75,265	[2,3]	Veritas Software Corp.	2,136,021
39,739	[2,3]	Vitesse Semiconductor Corp.	375,136
138,922		Xerox Corp.	972,454
62,712	[2]	Xilinx, Inc.	1,907,699
108,799	[2]	Yahoo!, Inc.	1,183,733

		Total	301,257,787

		Materials--2.5%
45,332		Air Products & Chemicals, Inc.	1,815,093
58,903		Alcan, Inc.	1,799,487
163,048		Alcoa, Inc.	5,261,559
17,745		Allegheny Technologies, Inc.	262,626
4,211		Ball Corp.	259,145
74,876	[3]	Barrick Gold Corp.	1,167,317
8,538		Bemis Co., Inc.	369,439
12,406		Boise Cascade Corp.	354,315
169,337		Dow Chemical Co.	5,630,455
196,806		Du Pont (E.I.) de Nemours & Co.	7,870,272
15,796		Eastman Chemical Co.	541,961
22,603		Ecolab, Inc.	795,174
24,763		Engelhard Corp.	648,295
6,787	[2]	FMC Corp.	322,111
31,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	354,212
45,790	[3]	Georgia-Pacific Corp.	1,271,130
9,555	[3]	Great Lakes Chemical Corp.	202,662
20,458	[2]	Hercules, Inc.	154,662
49,489		Homestake Mining Co.	405,810
37,849		Inco Ltd.	516,260
18,142		International Flavors & Fragrances, Inc.	517,228
89,826		International Paper Co.	3,215,771
25,082		Louisiana-Pacific Corp.	180,590
20,919		Mead Corp.	561,466
36,813		Newmont Mining Corp.	854,062
13,567	[3]	Nucor Corp.	560,317
31,142		PPG Industries, Inc.	1,520,664
33,808	[2]	Pactiv Corp.	547,690
13,666		Phelps Dodge Corp.	396,314
62,146		Placer Dome, Inc.	709,086
28,895		Praxair, Inc.	1,363,266
40,458		Rohm & Haas Co.	1,313,671
17,225	[2,3]	Sealed Air Corp.	689,689
13,180		Sigma-Aldrich Corp.	494,514
10,962		Temple-Inland, Inc.	547,990
20,510		USX-U.S. Steel Group, Inc.	295,139
18,506		Vulcan Materials Co.	769,294
18,958	[3]	Westvaco Corp.	465,419
39,520		Weyerhaeuser Co.	1,972,443
22,746		Willamette Industries, Inc.	1,065,650
16,763		Worthington Industries, Inc.	217,919

		Total	48,260,167

		Telecommunication Services--5.4%
652,636		AT&T Corp.	9,952,699
479,865	[2,3]	AT&T Wireless Services, Inc.	6,929,251
60,546		Alltel Corp.	3,459,598
354,202		BellSouth Corp.	13,105,474
27,430		CenturyTel, Inc.	866,788
64,738	[2]	Citizens Communications Co., Class B	575,521
144,436	[2,3]	NEXTEL Communications, Inc., Class A	1,148,266
314,672		Qwest Communications International, Inc.	4,075,002
635,747		SBC Communications, Inc.	24,228,318
168,701		Sprint Corp. (FON Group)	3,374,020
178,252	[2,3]	Sprint Corp. (PCS Group)	3,975,020
510,774		Verizon Communications	25,441,653
546,969	[2]	WorldCom, Inc. -- WorldCom Group	7,356,733

		Total	104,488,343

		Utilities--3.4%
105,039	[2]	AES Corp.	1,454,790
25,843		Allegheny Energy, Inc.	944,562
28,357		Ameren Corp.	1,137,116
62,004		American Electric Power Co., Inc.	2,597,968
26,792		CMS Energy Corp.	576,296
57,246	[2,3]	Calpine Corp.	1,416,838
31,747		Cinergy Corp.	958,124
40,441	[3]	Consolidated Edison Co.	1,597,015
31,124		Constellation Energy Group	696,244
32,367		DTE Energy Co.	1,349,380
47,207		Dominion Resources, Inc.	2,885,292
148,232		Duke Energy Corp.	5,693,591
60,357	[3]	Dynegy, Inc. -- Class A	2,166,816
67,358	[2]	Edison International	957,157
96,439		El Paso Corp.	4,731,297
141,066		Enron Corp.	1,960,817
43,082		Entergy Corp.	1,673,736
62,919		Exelon Corp.	2,647,002
32,791		FPL Group, Inc.	1,741,202
41,159	[3]	FirstEnergy Corp.	1,418,339
18,279		GPU, Inc.	724,762
27,056	[2]	KeySpan Corp.	897,718
20,613	[3]	Kinder Morgan, Inc.	1,023,023
65,185	[2,3]	Mirant Corp.	1,694,810
9,489		NICOR, Inc.	369,027
38,880		NiSource, Inc.	923,400
30,498		Niagara Mohawk Holdings, Inc.	546,524
76,036		P G & E Corp.	1,373,210
29,887		PPL Corp.	1,020,641
8,157		Peoples Energy Corp.	312,332
18,418		Pinnacle West Capital Corp.	776,319
40,707		Progress Energy, Inc.	1,716,614
39,369		Public Service Enterprises Group, Inc.	1,549,564
57,714		Reliant Energy, Inc.	1,613,106
40,941		Sempra Energy	958,019
130,986	[3]	Southern Co.	3,130,565
26,888		TECO Energy, Inc.	692,366
49,458		TXU Corp.	2,267,155
96,062		Williams Cos., Inc. (The)	2,773,310
65,624	[3]	Xcel Energy, Inc.	1,855,847

		Total	64,821,894

		Total Common Stocks (identified cost $1,178,100,857)	1,818,227,472

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.4%[4]
$ 7,015,000		United States Treasury Bill, 12/13/2001 (identified cost $6,997,463)	7,000,339

		MUTUAL FUND--4.9%
93,878,285		Prime Value Obligations Fund, Class IS (at net asset value)	93,878,285

		Total Investments (identified cost $1,278,976,605)[5]	$1,919,106,096

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $98,114,750 at October 31, 2001, which represents 5.1% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 99.8%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,295,584,311. The net unrealized appreciation of investments on a federal tax basis amounts to $623,521,785 which is comprised of $799,164,552 appreciation and $175,642,767 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,919,039,812) at October 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $1,278,976,605)		$1,919,106,096
Cash		222,246
Cash held as collateral for securities lending		75,009,050
Income receivable		1,540,705
Receivable for investments sold		4,807,988
Receivable for shares sold		3,481,284
Receivable for daily variation margin		153,196

Total assets		2,004,320,565

Liabilities:
Payable for investments purchased	$4,802,689
Payable on collateral due to broker	75,009,050
Payable for shares redeemed	5,102,658
Accrued expenses	366,356

Total liabilities		85,280,753

Net assets for 89,317,058 shares outstanding		$1,919,039,812

Net Assets Consist of:
Paid in capital		$1,382,083,339
Net unrealized appreciation of investments and futures contracts		641,010,823
Accumulated net realized loss on investments and futures contracts		(105,426,837)
Undistributed net investment income		1,372,487

Total Net Assets		$1,919,039,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($1,228,401,605 57,116,414 shares outstanding)		$21.51

Redemption proceeds per share		$21.51

Institutional Service Shares:
Net asset value and offering price per share ($578,775,586 26,972,463 shares outstanding)		$21.46

Redemption proceeds per share		$21.46

Class C Shares:
Net asset value and offering price per share ($111,862,621 5,228,181 shares outstanding)		$21.40

Redemption proceeds per share (99.00/100 of $21.40)[1]		$21.19

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $135,725)			$29,680,075
Interest			3,407,147

Total income			33,087,222

Expenses:
Management fee		$7,240,536
Custodian fees		173,527
Transfer and dividend disbursing agent fees and expenses		525,158
Directors'/Trustees' fees		32,360
Auditing fees		11,223
Legal fees		12,376
Portfolio accounting fees		169,160
Distribution services fee--Institutional Service Shares		2,154,308
Distribution services fee--Class C Shares		954,380
Shareholder services fee--Institutional Shares		3,920,397
Shareholder services fee--Institutional Service Shares		1,795,256
Shareholder services fee--Class C Shares		318,127
Share registration costs		96,183
Printing and postage		124,883
Insurance premiums		5,734
Miscellaneous		21,064

Total expenses		17,554,672

Waivers and Reimbursement:
Waiver of management fee	$(291,210)
Waiver of distribution services fee--Institutional Service Shares	(1,773,758)
Waiver of shareholder services fee--Institutional Shares	(3,920,397)
Waiver of shareholder services fee--Institutional Service Shares	(21,503)
Reimbursement of management fee	(5,931)

Total waivers and reimbursement		(6,012,799)

Net expenses			11,541,873

Net investment income			21,545,349

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(12,932,386)
Net realized loss on futures contracts			(32,173,962)
Net change in unrealized appreciation of investments and futures contracts			(688,253,085)

Net realized and unrealized loss on investments and futures contracts			(733,359,433)

Change in net assets resulting from operations			$(711,814,084)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,545,349	$26,076,297
Net realized loss on investments and futures contracts	(45,106,348)	(55,332,209)
Net change in unrealized appreciation of investments and futures contracts	(688,253,085)	165,251,784

Change in net assets resulting from operations	(711,814,084)	135,995,872

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,755,992)	(19,943,739)
Institutional Service Shares	(5,957,748)	(5,533,273)
Class C Shares	(103,048)	(44,237)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	(18,029,897)
Institutional Service Shares	--	(6,740,115)
Class C Shares	--	(866,468)

Change in net assets resulting from distributions to shareholders	(23,816,788)	(51,157,729)

Share Transactions:
Proceeds from sale of shares	853,341,820	1,722,461,932
Net asset value of shares issued to shareholders in payment of distributions declared	14,963,898	34,105,757
Cost of shares redeemed	(1,278,220,554)	(1,603,637,792)

Change in net assets resulting from share transactions	(409,914,836)	152,929,897

Change in net assets	(1,145,545,708)	237,768,040

Net Assets:
Beginning of period	3,064,585,520	2,826,817,480

End of period (including undistributed net investment income of $1,372,487 and $3,646,192, respectively)	$1,919,039,812	$3,064,585,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (formerly, Federated Max-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks, comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$1,418	$848	$(2,266)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $87,936,372 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	38,490,765

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized losses on futures contracts of $32,173,962.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	370 S&P 500 Index Futures	Long	$881,332

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$72,344,659	$75,009,050

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,635,028	$471,784,073	35,580,041	$1,042,845,838
Shares issued to shareholders in payment of distributions declared	399,068	9,584,157	755,615	22,185,859
Shares redeemed	(31,434,203)	(797,723,483)	(38,133,981)	(1,106,664,687)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,400,107)	$(316,355,253)	(1,798,325)	$(41,632,990)

Year Ended October 31	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,348,744	$332,494,055	20,233,748	$592,537,593
Shares issued to shareholders in payment of distributions declared	220,091	5,294,027	380,962	11,150,133
Shares redeemed	(17,629,930)	(438,312,835)	(15,512,216)	(452,996,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,061,095)	$(100,524,753)	5,102,494	$150,690,767

Year Ended October 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,973,434	$49,063,692	2,998,248	$87,078,501
Shares issued to shareholders in payment of distributions declared	3,489	85,714	26,623	769,765
Shares redeemed	(1,695,936)	(42,184,236)	(1,519,663)	(43,976,146)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	280,987	$6,965,170	1,505,208	$43,872,120

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(16,180,215)	$(409,914,836)	4,809,377	$152,929,897

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.022% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$156,161,374
Sales	$590,666,878

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP,
Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Max-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

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Cusip 31420E502

G00717-01 (12/01)

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[Logo of Federated]

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Federated Max-Cap Index Fund

(formerly, Federated Max-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2001

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	7
How to Redeem Shares	9
Account and Share Information	11
Who Manages the Fund?	12
Financial Information	13
Report of Ernst & Young LLP, Independent Auditors	38

Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (20.63)%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998). Its lowest quarterly return was (9.97)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	(9.60)%	(9.13)%
5 Years	17.86%	18.33%
10 Years	16.99%	17.45%

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.60%
1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2001.
Total Waivers of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waivers)	0.34%
2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the fiscal year ended October 31, 2001.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 61
3 Years	$192
5 Years	$335
10 Years	$750

What are the Fund's Investment Strategies?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001 the capitalization range of the issuers comprising the Index was $312 million to $370 billion. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in US dollars and drawn on a US bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
PO Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

MANAGEMENT FEES

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The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 38.

Year Ended October 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$29.08	$28.09	$22.91	$19.70	$15.49
Income From Investment Operations:
Net investment income	0.27	0.29	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(7.56)	1.23	5.38	3.83	4.47

TOTAL FROM INVESTMENT OPERATIONS	(7.29)	1.52	5.69	4.14	4.78

Less Distributions:
Distributions from net investment income	(0.28)	(0.28)	(0.29)	(0.31)	(0.33)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(0.22)	(0.62)	(0.24)

TOTAL DISTRIBUTIONS	(0.28)	(0.53)	(0.51)	(0.93)	(0.57)

Net Asset Value, End of Period	$21.51	$29.08	$28.09	$22.91	$19.70

Total Return[1]	(25.15)%	5.40%	25.11%	21.56%	31.51%

Ratios to Average Net Assets:
Expenses	0.34%	0.34%	0.32%	0.31%	0.31%

Net investment income	1.03%	0.98%	1.18%	1.40%	1.70%

Expense waiver/reimbursement[2]	0.26%	0.25%	0.28%	0.27%	0.30%

Supplemental Data:
Net assets, end of period (000 omitted)	$1,228,402	$2,021,341	$2,003,590	$1,445,175	$1,142,081

Portfolio turnover	7%	11%	3%	3%	16%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2001

Shares			Value
		COMMON STOCKS--94.7%[1]
		Consumer Discretionary--11.6%
840,177	[2]	AOL Time Warner, Inc.	$26,221,924
17,264	[3]	American Greetings Corp., Class A	242,041
21,930	[2,3]	AutoZone, Inc.	1,283,563
56,314	[2]	Bed Bath & Beyond, Inc.	1,411,229
40,360	[2]	Best Buy Co., Inc.	2,215,764
25,821	[2]	Big Lots, Inc.	188,493
13,941		Black & Decker Corp.	461,308
17,499		Brunswick Corp.	313,057
112,207		Carnival Corp., Class A	2,443,868
13,993	[3]	Centex Corp.	535,372
39,369		Circuit City Stores, Inc.	540,143
110,757	[2]	Clear Channel Communications, Inc.	4,222,057
179,497	[2]	Comcast Corp., Class A	6,433,172
18,502	[3]	Cooper Tire & Rubber Co.	244,411
86,604		Costco Wholesale Corp.	3,276,229
28,628		Dana Corp.	307,751
20,988		Darden Restaurants, Inc.	672,036
107,052		Delphi Automotive Systems Corp.	1,242,874
16,716		Dillards, Inc., Class A	216,472
62,428		Dollar General Corp.	892,096
13,107		Dow Jones & Co., Inc.	589,815
56,705		Eastman Kodak Co.	1,449,947
27,360		Family Dollar Stores, Inc.	789,610
39,141	[2]	Federated Department Stores, Inc.	1,252,121
347,309		Ford Motor Co.	5,574,309
27,249		Fortune Brands, Inc.	1,004,126
49,180		Gannett Co., Inc.	3,108,176
162,260		Gap (The), Inc.	2,120,738
104,625		General Motors Corp.	4,323,105
31,208	[3]	Goodyear Tire & Rubber Co.	581,405
59,520	[3]	Harley Davidson, Inc.	2,693,875
25,744	[2,3]	Harrah's Entertainment, Inc.	749,923
33,314		Hasbro, Inc.	552,013
71,462		Hilton Hotels Corp.	611,715
440,289		Home Depot, Inc.	16,832,248
12,884		International Game Technology	657,728
70,719		Interpublic Group Cos., Inc.	1,587,642
15,703		Johnson Controls, Inc.	1,135,641
10,396		KB Home	307,202
99,629	[2,3]	K Mart Corp.	610,726
12,797	[3]	Knight-Ridder, Inc.	719,831
64,008	[2]	Kohl's Corp.	3,559,485
38,151		Leggett and Platt, Inc.	826,732
80,646		Limited, Inc.	899,203
8,939	[3]	Liz Claiborne, Inc.	406,725
145,107		Lowe's Cos., Inc.	4,948,149
45,123	[3]	Marriott International, Inc., Class A	1,413,704
85,461		Mattel, Inc.	1,617,777
55,643		May Department Stores Co.	1,749,972
11,878		Maytag Corp.	331,159
244,200		McDonald's Corp.	6,366,294
35,857		McGraw-Hill Cos., Inc.	1,885,361
7,759		Meredith Corp.	256,047
29,005	[3]	New York Times Co., Class A	1,196,456
50,210	[3]	Newell Rubbermaid, Inc.	1,387,804
50,235		Nike, Inc., Class B	2,479,600
25,580		Nordstrom, Inc.	360,678
61,153	[2,3]	Office Depot, Inc.	831,681
34,326	[3]	Omnicom Group, Inc.	2,635,550
50,190	[3]	Penney (J.C.) Co., Inc.	1,090,127
10,396		Pulte Homes, Inc.	337,870
29,485		RadioShack Corp.	736,830
12,798	[2,3]	Reebok International Ltd.	265,686
63,640		Sears, Roebuck & Co.	2,467,323
29,423		Sherwin-Williams Co.	716,744
12,303		Snap-on Corp.	329,228
15,113		Stanley Works	579,130
89,760	[2]	Staples, Inc.	1,308,701
74,384	[2,3]	Starbucks Corp.	1,273,454
32,233	[3]	Starwood Hotels & Resorts Worldwide, Inc.	710,415
51,071	[3]	TJX Cos., Inc.	1,726,200
21,068	[2,3]	TMP Worldwide, Inc.	628,880
25,041		TRW, Inc.	846,135
169,913		Target Corp.	5,292,790
27,596	[3]	Tiffany & Co.	645,470
40,142	[2]	Toys `R' Us, Inc.	762,698
54,847		Tribune Co.	1,656,379
28,920	[2]	Tricon Global Restaurants, Inc.	1,463,063
12,802		Tupperware Corp.	261,033
39,267	[2,3]	Univision Communications, Inc., Class A	981,675
20,030		V.F. Corp.	665,397
337,442	[2]	Viacom, Inc., Class B	12,320,007
25,514	[3]	Visteon Corp.	303,617
843,930		Wal-Mart Stores, Inc.	43,378,002
394,317		Walt Disney Co.	7,330,353
21,419		Wendy's International, Inc.	563,320
14,042		Whirlpool Corp.	828,759

		Total	223,237,419

		Consumer Staples--8.4%
9,311	[3]	Alberto-Culver Co., Class B	393,390
75,275		Albertsons, Inc.	2,402,025
169,424		Anheuser-Busch Cos., Inc.	7,058,204
125,879		Archer-Daniels-Midland Co.	1,753,494
43,468		Avon Products, Inc.	2,035,606
12,030		Brown-Forman Corp., Class B	715,063
72,694		CVS Corp.	1,737,387
77,090		Campbell Soup Co.	2,177,022
43,273		Clorox Co.	1,544,846
471,282		Coca-Cola Co.	22,564,982
81,737	[3]	Coca-Cola Enterprises, Inc.	1,499,874
105,840		Colgate-Palmolive Co.	6,087,917
103,204		ConAgra, Inc.	2,363,372
9,044		Coors Adolph Co., Class B	449,939
52,243		General Mills, Inc.	2,398,999
199,043		Gillette Co.	6,188,247
64,702		Heinz (H.J.) Co.	2,745,953
24,761		Hershey Foods Corp.	1,578,019
76,607		Kellogg Co.	2,336,514
100,486		Kimberly-Clark Corp.	5,577,978
155,121	[2,3]	Kroger Co.	3,794,260
25,712		Pepsi Bottling Group (The), Inc.	1,195,094
333,545		PepsiCo, Inc.	16,246,977
416,962		Philip Morris Cos., Inc.	19,513,822
244,587		Procter & Gamble Co.	18,045,629
58,568		Ralston Purina Co.	1,920,445
96,623	[2]	Safeway, Inc.	4,024,348
148,487		Sara Lee Corp.	3,309,775
24,990		SUPERVALU, Inc.	533,287
126,872		Sysco Corp.	3,058,884
33,777		UST, Inc.	1,135,245
107,820	[3]	Unilever N.V., ADR	5,604,484
191,996		Walgreen Co.	6,216,830
28,134	[3]	Winn-Dixie Stores, Inc.	311,162
41,546		Wrigley (Wm.), Jr. Co.	2,079,377

		Total	160,598,450

		Energy--6.5%
14,587		Amerada-Hess Corp.	856,986
44,410		Anadarko Petroleum Corp.	2,533,590
22,937		Apache Corp.	1,183,549
11,620		Ashland, Inc.	467,821
62,881		Baker Hughes, Inc.	2,253,026
39,810		Burlington Resources, Inc.	1,482,922
202,187		ChevronTexaco Corp.	17,903,659
118,880		Conoco, Inc.	3,055,216
20,910	[3]	Devon Energy Corp.	800,853
24,803		EOG Resources, Inc.	877,282
1,302,871		Exxon Mobil Corp.	51,398,261
75,048		Halliburton Co.	1,852,935
17,889		Kerr-McGee Corp.	1,030,406
28,190	[2]	Nabors Industries, Inc.	866,561
27,478	[2]	Noble Drilling Corp.	839,453
72,351		Occidental Petroleum Corp.	1,831,927
72,267		Phillips Petroleum Co.	3,932,047
21,552	[2,3]	Rowan Companies, Inc.	364,013
404,843		Royal Dutch Petroleum Co., ADR	20,448,620
108,456		Schlumberger Ltd.	5,251,440
17,360		Sunoco, Inc.	649,785
59,290	[3]	Transocean Sedco Forex, Inc.	1,787,594
58,877		USX Marathon Group	1,624,416
47,926		Unocal Corp.	1,543,217

		Total	124,835,579

		Financials--16.9%
99,282		AFLAC, Inc.	2,428,438
48,174		AON Corp.	1,832,539
135,625		Allstate Corp.	4,255,912
19,373		Ambac Financial Group, Inc.	929,904
249,795		American Express Co.	7,351,467
494,532		American International Group, Inc.	38,870,215
72,452		AmSouth Bancorporation	1,252,695
79,285		BB&T Corp.	2,545,049
220,265		Bank One Corp.	7,310,595
302,761		Bank of America Corp.	17,859,871
139,039		Bank of New York Co., Inc.	4,728,716
16,834		Bear Stearns Cos., Inc.	909,036
38,467		Capital One Financial Corp.	1,589,072
41,815		Charter One Financial, Inc.	1,139,459
32,695		Chubb Corp.	2,233,068
29,595		Cincinnati Financial Corp.	1,100,934
949,019		Citigroup, Inc.	43,199,345
33,023		Comerica, Inc.	1,522,030
78,137	[2,3]	Conseco, Inc.	233,630
21,186		Countrywide Credit Industries, Inc.	845,957
25,400		Dime Bancorp, Inc.	860,552
77,367		Equity Office Properties Trust	2,204,960
130,834		Federal Home Loan Mortgage Corp.	8,873,162
188,816		Federal National Mortgage Association	15,286,543
108,807		Fifth Third Bancorp	6,138,891
204,572		Fleet Boston Financial Corp.	6,722,236
44,180		Franklin Resources, Inc.	1,418,178
29,309		Golden West Financial Corp.	1,424,417
44,170		Hartford Financial Services Group, Inc.	2,385,180
87,568		Household International, Inc.	4,579,806
50,209		Huntington Bancshares, Inc.	774,725
374,728		J.P. Morgan Chase & Co.	13,250,382
27,659		Jefferson-Pilot Corp.	1,143,700
56,581		John Hancock Financial Services, Inc.	1,928,280
81,979		KeyCorp	1,742,874
46,404		Lehman Brothers Holdings, Inc.	2,898,394
34,208		Lincoln National Corp.	1,448,709
32,943		Loews Corp.	1,673,504
27,131		MBIA, Inc.	1,249,654
160,865		MBNA Corp.	4,441,483
19,764		MGIC Investment Corp.	1,022,589
52,005		Marsh & McLennan Cos., Inc.	5,031,484
89,117		Mellon Financial Corp.	2,994,331
155,525		Merrill Lynch & Co., Inc.	6,797,998
141,441		MetLife, Inc.	3,804,763
27,817	[3]	Moody's Corp.	965,806
206,756		Morgan Stanley, Dean Witter & Co.	10,114,504
114,867		National City Corp.	3,032,489
41,269		Northern Trust Corp.	2,083,672
54,012		PNC Financial Services Group	2,965,259
14,793		Progressive Corp., Ohio	2,051,937
54,136	[3]	Providian Financial Corp.	210,589
44,435		Regions Financial Corp.	1,195,746
23,422		SAFECO Corp.	722,334
260,986		Schwab (Charles) Corp.	3,361,500
64,661		SouthTrust Corp.	1,465,218
36,877		St. Paul Cos., Inc.	1,692,654
60,762		State Street Corp.	2,767,101
41,392		Stilwell Financial, Inc.	832,393
54,591		SunTrust Banks, Inc.	3,267,817
55,155		Synovus Financial Corp.	1,269,668
23,254		T. Rowe Price Group, Inc.	645,531
62,270	[2]	Tenet Healthcare Corp.	3,581,770
22,237		Torchmark Corp.	823,436
359,963		US Bancorp	6,400,142
45,453		UNUMProvident Corp.	1,019,511
30,080		USA Education, Inc.	2,453,325
26,957		Union Planters Corp.	1,091,759
264,849	[3]	Wachovia Corp.	7,574,681
41,600		Wachovia Corp. (old)	19,968
147,725	[3]	Washington Mutual, Inc.	4,459,818
324,049		Wells Fargo & Co.	12,799,936
23,336		XL Capital Ltd.	2,026,965
16,667		Zions Bancorporation	798,683

		Total	323,928,939

		Healthcare--14.2%
292,141		Abbott Laboratories	15,477,630
21,576	[2,3]	Aetna, Inc.	596,361
22,396		Allergan, Inc.	1,607,809
248,254		American Home Products Corp.	13,860,021
16,192	[2,3]	AmerisourceBergen Corp.	1,029,164
197,921	[2]	Amgen, Inc.	11,245,871
32,348		Applera Corp. -- Applied Biosystems Group	943,915
8,752		Bard (C.R.), Inc.	480,485
12,932		Bausch & Lomb, Inc.	421,066
111,724		Baxter International, Inc.	5,404,090
47,028		Becton, Dickinson & Co.	1,683,602
29,378	[2]	Biogen, Inc.	1,615,790
52,504		Biomet, Inc.	1,601,372
75,838	[2]	Boston Scientific Corp.	1,724,556
366,725		Bristol-Myers Squibb Co.	19,601,451
25,870		CIGNA Corp.	1,885,923
84,108		Cardinal Health, Inc.	5,644,488
37,194	[2]	Chiron Corp.	2,001,781
34,688	[2]	Forest Laboratories, Inc.	2,580,093
59,288		Guidant Corp.	2,461,045
100,608		HCA Inc.	3,990,113
77,019	[2]	HEALTHSOUTH, Corp.	1,002,787
37,831	[2]	Humana, Inc.	436,948
100,866	[2]	Immunex Corp.	2,409,689
571,462		Johnson & Johnson	33,093,364
44,761	[2]	King Pharmaceuticals, Inc.	1,745,231
212,266		Lilly (Eli) & Co.	16,238,349
22,543	[2]	Manor Care, Inc.	526,604
52,666		McKesson HBOC, Inc.	1,948,115
40,437	[2]	Medimmune, Inc.	1,586,748
228,083		Medtronic, Inc.	9,191,745
432,720		Merck & Co., Inc.	27,611,863
1,191,478		Pfizer, Inc.	49,922,928
245,773		Pharmacia Corp.	9,958,722
25,198	[2]	Quintiles Transnational Corp.	399,640
271,732		Schering Plough Corp.	10,102,996
16,952	[2]	St. Jude Medical, Inc.	1,203,592
36,251	[3]	Stryker Corp.	2,038,756
59,118		UnitedHealth Group, Inc.	3,887,009
19,472	[2]	Watson Pharmaceuticals, Inc.	928,425
12,466	[2,3]	Wellpoint Health Networks, Inc.	1,391,081
36,794	[2]	Zimmer Holdings, Inc.	1,137,303

		Total	272,618,521

		Industrials--10.1%
30,443	[2]	AMR Corp.	554,063
40,843	[2,3]	Allied Waste Industries, Inc.	405,163
40,259	[2]	American Power Conversion Corp.	518,133
117,805		Automatic Data Processing, Inc.	6,085,806
19,842		Avery Dennison Corp.	918,685
33,443		Block (H&R), Inc.	1,139,737
160,105		Boeing Co.	5,219,423
75,838		Burlington Northern Santa Fe	2,037,767
39,032		CSX Corp.	1,315,378
64,638		Caterpillar, Inc.	2,890,611
169,363	[2,3]	Cendant Corp.	2,194,944
30,637		Cintas Corp.	1,238,348
93,086	[2]	Concord EFS, Inc.	2,547,764
34,225	[2]	Convergys Corp.	961,722
16,857		Cooper Industries, Inc.	652,366
11,365		Crane Co.	232,755
6,217	[3]	Cummins Inc.	194,654
26,020	[3]	Danaher Corp.	1,450,355
46,486		Deere & Co.	1,719,517
19,554	[3]	Delta Air Lines, Inc.	447,004
16,115		Deluxe Corp.	564,025
22,793		Donnelley (R.R.) & Sons Co.	581,222
37,102	[3]	Dover Corp.	1,222,511
12,427		Eaton Corp.	813,223
79,952		Emerson Electric Co.	3,919,247
26,916		Equifax, Inc.	601,842
36,867	[2]	Fiserv, Inc.	1,371,084
61,368	[2]	FedEx Corp.	2,520,997
74,004		First Data Corp.	5,000,450
13,756		Fluor Corp.	511,998
37,258		General Dynamics Corp.	3,040,253
1,869,136		General Electric Co.	68,055,242
27,367		Genuine Parts Co.	889,428
21,890		Goodrich (B.F.) Co.	467,352
16,447		Grainger (W.W.), Inc.	712,155
146,018		Honeywell International, Inc.	4,314,832
55,573		IMS Health, Inc.	1,187,595
15,596		ITT Industries, Inc.	750,012
56,609		Illinois Tool Works, Inc.	3,238,035
29,042		Ingersoll-Rand Co.	1,083,267
81,288		Lockheed Martin Corp.	3,964,416
88,736	[3]	Masco Corp.	1,759,635
16,680	[2]	McDermott International, Inc.	176,808
74,776		Minnesota Mining & Manufacturing Co.	7,805,119
35,881		Molex, Inc.	1,038,037
7,718		National Service Industries, Inc.	136,917
13,363	[2]	Navistar International Corp.	400,890
72,653		Norfolk Southern Corp.	1,216,938
15,714	[3]	Northrop Grumman, Corp.	1,570,614
16,254		PACCAR, Inc.	858,536
23,289		Pall Corp.	472,767
21,597		Parker-Hannifin Corp.	775,332
70,857		Paychex, Inc.	2,271,675
45,203		Pitney Bowes, Inc.	1,657,142
15,360	[2,3]	Power-One, Inc.	121,498
66,055		Raytheon Co.	2,130,274
35,494	[2,3]	Robert Half International, Inc.	732,241
35,543		Rockwell Collins	479,831
34,443		Rockwell International Corp.	474,625
14,586		Ryder Systems, Inc.	272,758
27,186	[2]	Sabre Group Holdings, Inc.	714,992
143,846		Southwest Airlines Co.	2,287,151
25,430		Textron, Inc.	804,860
15,001		Thomas & Betts Corp.	272,418
575		Timken Co.	7,745
365,492		Tyco International Ltd.	17,960,277
12,640	[2,3]	US Airways Group, Inc.	58,270
47,795		Union Pacific Corp.	2,485,818
89,161		United Technologies Corp.	4,804,886
118,324		Waste Management, Inc.	2,898,938

		Total	194,180,373

		Information Technology--15.7%
160,122	[2]	ADC Telecommunications, Inc.	728,555
45,355		Adobe System, Inc.	1,197,372
68,434	[2]	Advanced Micro Devices, Inc.	673,391
86,359	[2]	Agilent Technologies, Inc.	1,923,215
76,239	[2]	Altera Corp.	1,540,028
67,824	[2]	Analog Devices, Inc.	2,577,312
16,103	[2,3]	Andrew Corp.	292,592
68,799	[2]	Apple Computer, Inc.	1,208,110
154,705	[2]	Applied Materials, Inc.	5,276,988
56,833	[2]	Applied Micro Circuits Corp.	626,868
12,930		Autodesk, Inc.	429,535
53,258	[2]	Avaya, Inc.	475,594
50,624	[2]	BMC Software, Inc.	762,904
49,211	[2,3]	Broadcom Corp., Class A	1,693,351
62,149	[2]	CIENA Corp.	1,010,543
1,381,928	[2]	Cisco Systems, Inc.	23,382,222
38,730	[2]	Citrix Systems, Inc.	906,282
393,438		Compaq Computer Corp.	3,442,582
111,697		Computer Associates International, Inc.	3,453,671
31,941	[2,3]	Computer Sciences Corp.	1,147,001
74,170	[2]	Compuware Corp.	762,468
33,125	[2]	Comverse Technology, Inc.	623,081
52,800	[2]	Conexant Systems, Inc.	535,920
175,700	[2,3]	Corning, Inc.	1,416,142
492,999	[2]	Dell Computer Corp.	11,822,116
416,386	[2]	EMC Corp. Mass	5,129,876
88,280		Electronic Data Systems Corp.	5,682,584
71,678	[2]	Gateway, Inc.	404,981
320,029		Hewlett-Packard Co.	5,386,088
1,270,316		Intel Corp.	31,021,117
327,843		International Business Machines Corp.	35,429,993
41,265	[2]	Intuit, Inc.	1,659,678
250,442	[2,3]	JDS Uniphase Corp.	2,001,032
38,585	[2,3]	Jabil Circuit, Inc.	818,002
36,025	[2,3]	KLA-Tencor Corp.	1,471,982
71,514	[2]	LSI Logic Corp.	1,212,162
25,418	[2,3]	Lexmark International Group, Class A	1,137,456
58,614		Linear Technology Corp.	2,274,223
643,488	[2,3]	Lucent Technologies, Inc.	4,311,370
62,141	[2]	Maxim Integrated Products, Inc.	2,842,951
15,732	[2]	Mercury Interactive Corp.	374,736
112,898	[3]	Micron Technology, Inc.	2,569,558
1,016,459	[2]	Microsoft Corp.	59,107,091
8,577		Millipore Corp.	448,577
414,121		Motorola, Inc.	6,779,161
19,737	[2]	NCR Corp.	699,677
34,507	[2]	National Semiconductor Corp.	896,492
61,361	[2]	Network Appliance, Inc.	816,101
602,012	[2]	Nortel Networks Corp.	3,497,690
73,423	[2]	Novell, Inc.	259,917
28,021	[2]	Novellus Systems, Inc.	925,534
1,061,913	[2]	Oracle Corp.	14,399,540
30,595	[2,3]	PMC-Sierra, Inc.	496,557
105,939	[2]	Palm, Inc.	260,610
50,583	[2]	Parametric Technology Corp.	354,587
56,078	[2]	Peoplesoft, Inc.	1,669,442
15,407		PerkinElmer, Inc.	414,602
17,766	[2]	Qlogic Corp.	699,092
143,789	[2]	Qualcomm, Inc.	7,062,916
61,101	[2,3]	Sanmina Corp.	925,069
34,655	[2,3]	Sapient Corp.	149,363
30,980		Scientific-Atlanta, Inc.	646,553
86,182	[2]	Siebel Systems, Inc.	1,407,352
123,305	[2]	Solectron Corp.	1,516,652
616,886	[2]	Sun Microsystems, Inc.	6,261,393
42,741	[3]	Symbol Technologies, Inc.	549,222
20,856	[2]	Tektronix, Inc.	410,863
77,685	[2,3]	Tellabs, Inc.	1,060,400
35,101	[2,3]	Teradyne, Inc.	809,078
327,653		Texas Instruments, Inc.	9,171,007
36,853	[2]	Thermo Electron Corp.	779,072
64,222	[2]	Unisys Corp.	573,502
75,265	[2,3]	Veritas Software Corp.	2,136,021
39,739	[2,3]	Vitesse Semiconductor Corp.	375,136
138,922		Xerox Corp.	972,454
62,712	[2]	Xilinx, Inc.	1,907,699
108,799	[2]	Yahoo!, Inc.	1,183,733

		Total	301,257,787

		Materials--2.5%
45,332		Air Products & Chemicals, Inc.	1,815,093
58,903		Alcan, Inc.	1,799,487
163,048		Alcoa, Inc.	5,261,559
17,745		Allegheny Technologies, Inc.	262,626
4,211		Ball Corp.	259,145
74,876	[3]	Barrick Gold Corp.	1,167,317
8,538		Bemis Co., Inc.	369,439
12,406		Boise Cascade Corp.	354,315
169,337		Dow Chemical Co.	5,630,455
196,806		Du Pont (E.I.) de Nemours & Co.	7,870,272
15,796		Eastman Chemical Co.	541,961
22,603		Ecolab, Inc.	795,174
24,763		Engelhard Corp.	648,295
6,787	[2]	FMC Corp.	322,111
31,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	354,212
45,790	[3]	Georgia-Pacific Corp.	1,271,130
9,555	[3]	Great Lakes Chemical Corp.	202,662
20,458	[2]	Hercules, Inc.	154,662
49,489		Homestake Mining Co.	405,810
37,849		Inco Ltd.	516,260
18,142		International Flavors & Fragrances, Inc.	517,228
89,826		International Paper Co.	3,215,771
25,082		Louisiana-Pacific Corp.	180,590
20,919		Mead Corp.	561,466
36,813		Newmont Mining Corp.	854,062
13,567	[3]	Nucor Corp.	560,317
31,142		PPG Industries, Inc.	1,520,664
33,808	[2]	Pactiv Corp.	547,690
13,666		Phelps Dodge Corp.	396,314
62,146		Placer Dome, Inc.	709,086
28,895		Praxair, Inc.	1,363,266
40,458		Rohm & Haas Co.	1,313,671
17,225	[2,3]	Sealed Air Corp.	689,689
13,180		Sigma-Aldrich Corp.	494,514
10,962		Temple-Inland, Inc.	547,990
20,510		USX-U.S. Steel Group, Inc.	295,139
18,506		Vulcan Materials Co.	769,294
18,958	[3]	Westvaco Corp.	465,419
39,520		Weyerhaeuser Co.	1,972,443
22,746		Willamette Industries, Inc.	1,065,650
16,763		Worthington Industries, Inc.	217,919

		Total	48,260,167

		Telecommunication Services--5.4%
652,636		AT&T Corp.	9,952,699
479,865	[2,3]	AT&T Wireless Services, Inc.	6,929,251
60,546		Alltel Corp.	3,459,598
354,202		BellSouth Corp.	13,105,474
27,430		CenturyTel, Inc.	866,788
64,738	[2]	Citizens Communications Co., Class B	575,521
144,436	[2,3]	NEXTEL Communications, Inc., Class A	1,148,266
314,672		Qwest Communications International, Inc.	4,075,002
635,747		SBC Communications, Inc.	24,228,318
168,701		Sprint Corp. (FON Group)	3,374,020
178,252	[2,3]	Sprint Corp. (PCS Group)	3,975,020
510,774		Verizon Communications	25,441,653
546,969	[2]	WorldCom, Inc. -- WorldCom Group	7,356,733

		Total	104,488,343

		Utilities--3.4%
105,039	[2]	AES Corp.	1,454,790
25,843		Allegheny Energy, Inc.	944,562
28,357		Ameren Corp.	1,137,116
62,004		American Electric Power Co., Inc.	2,597,968
26,792		CMS Energy Corp.	576,296
57,246	[2,3]	Calpine Corp.	1,416,838
31,747		Cinergy Corp.	958,124
40,441	[3]	Consolidated Edison Co.	1,597,015
31,124		Constellation Energy Group	696,244
32,367		DTE Energy Co.	1,349,380
47,207		Dominion Resources, Inc.	2,885,292
148,232		Duke Energy Corp.	5,693,591
60,357	[3]	Dynegy, Inc. -- Class A	2,166,816
67,358	[2]	Edison International	957,157
96,439		El Paso Corp.	4,731,297
141,066		Enron Corp.	1,960,817
43,082		Entergy Corp.	1,673,736
62,919		Exelon Corp.	2,647,002
32,791		FPL Group, Inc.	1,741,202
41,159	[3]	FirstEnergy Corp.	1,418,339
18,279		GPU, Inc.	724,762
27,056	[2]	KeySpan Corp.	897,718
20,613	[3]	Kinder Morgan, Inc.	1,023,023
65,185	[2,3]	Mirant Corp.	1,694,810
9,489		NICOR, Inc.	369,027
38,880		NiSource, Inc.	923,400
30,498		Niagara Mohawk Holdings, Inc.	546,524
76,036		P G & E Corp.	1,373,210
29,887		PPL Corp.	1,020,641
8,157		Peoples Energy Corp.	312,332
18,418		Pinnacle West Capital Corp.	776,319
40,707		Progress Energy, Inc.	1,716,614
39,369		Public Service Enterprises Group, Inc.	1,549,564
57,714		Reliant Energy, Inc.	1,613,106
40,941		Sempra Energy	958,019
130,986	[3]	Southern Co.	3,130,565
26,888		TECO Energy, Inc.	692,366
49,458		TXU Corp.	2,267,155
96,062		Williams Cos., Inc. (The)	2,773,310
65,624	[3]	Xcel Energy, Inc.	1,855,847

		TOTAL	64,821,894

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,178,100,857)	1,818,227,472

		SHORT-TERM US GOVERNMENT OBLIGATION--0.4%[4]
$ 7,015,000		United States Treasury Bill, 12/13/2001 (identified cost $6,997,463)	7,000,339

		MUTUAL FUND--4.9%
93,878,285		Prime Value Obligations Fund, Class IS (at net asset value)	93,878,285

		TOTAL INVESTMENTS (IDENTIFIED COST $1,278,976,605)[5]	$1,919,106,096

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $98,114,750 at October 31, 2001, which represents 5.1% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 99.8%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,295,584,311. The net unrealized appreciation of investments on a federal tax basis amounts to $623,521,785 which is comprised of $799,164,552 appreciation and $175,642,767 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,919,039,812) at October 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $1,278,976,605)		$1,919,106,096
Cash		222,246
Cash held as collateral for securities lending		75,009,050
Income receivable		1,540,705
Receivable for investments sold		4,807,988
Receivable for shares sold		3,481,284
Receivable for daily variation margin		153,196

TOTAL ASSETS		2,004,320,565

Liabilities:
Payable for investments purchased	$4,802,689
Payable for shares redeemed	5,102,658
Payable on collateral due to broker	75,009,050
Accrued expenses	366,356

TOTAL LIABILITIES		85,280,753

Net assets for 89,317,058 shares outstanding		$1,919,039,812

Net Assets Consist of:
Paid in capital		$1,382,083,339
Net unrealized appreciation of investments and futures contracts		641,010,823
Accumulated net realized loss on investments and futures contracts		(105,426,837)
Undistributed net investment income		1,372,487

TOTAL NET ASSETS		$1,919,039,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($1,228,401,605 ÷ 57,116,414 shares outstanding)		$21.51

Redemption proceeds per share		$21.51

Institutional Service Shares:
Net asset value and offering price per share ($578,775,586 ÷ 26,972,463 shares outstanding)		$21.46

Redemption proceeds per share		$21.46

Class C Shares:
Net asset value and offering price per share ($111,862,621 ÷ 5,228,181 shares outstanding)		$21.40

Redemption proceeds per share (99.00/100 of $21.40)[1]		$21.19

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $135,725)			$29,680,075
Interest			3,407,147

TOTAL INCOME			33,087,222

Expenses:
Management fee		$7,240,536
Custodian fees		173,527
Transfer and dividend disbursing agent fees and expenses		525,158
Directors'/Trustees' fees		32,360
Auditing fees		11,223
Legal fees		12,376
Portfolio accounting fees		169,160
Distribution services fee--Institutional Service Shares		2,154,308
Distribution services fee--Class C Shares		954,380
Shareholder services fee--Institutional Shares		3,920,397
Shareholder services fee--Institutional Service Shares		1,795,256
Shareholder services fee--Class C Shares		318,127
Share registration costs		96,183
Printing and postage		124,883
Insurance premiums		5,734
Miscellaneous		21,064

TOTAL EXPENSES		17,554,672

Waivers and Reimbursement:
Waiver of management fee	$(291,210)
Waiver of distribution services fee--Institutional Service Shares	(1,773,758)
Waiver of shareholder services fee--Institutional Shares	(3,920,397)
Waiver of shareholder services fee--Institutional Service Shares	(21,503)
Reimbursement of management fee	(5,931)

TOTAL WAIVERS AND REIMBURSEMENT		(6,012,799)

Net expenses			11,541,873

Net investment income			21,545,349

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(12,932,386)
Net realized loss on futures contracts			(32,173,962)
Net change in unrealized appreciation of investments and futures contracts			(688,253,085)

Net realized and unrealized loss on investments and futures contracts			(733,359,433)

Change in net assets resulting from operations			$(711,814,084)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,545,349	$26,076,297
Net realized loss on investments and futures contracts	(45,106,348)	(55,332,209)
Net change in unrealized appreciation of investments and futures contracts	(688,253,085)	165,251,784

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(711,814,084)	135,995,872

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,755,992)	(19,943,739)
Institutional Service Shares	(5,957,748)	(5,533,273)
Class C Shares	(103,048)	(44,237)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	(18,029,897)
Institutional Service Shares	--	(6,740,115)
Class C Shares	--	(866,468)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,816,788)	(51,157,729)

Share Transactions:
Proceeds from sale of shares	853,341,820	1,722,461,932
Net asset value of shares issued to shareholders in payment of distributions declared	14,963,898	34,105,757
Cost of shares redeemed	(1,278,220,554)	(1,603,637,792)

Change in net assets resulting from share transactions	(409,914,836)	152,929,897

Change in net assets	(1,145,545,708)	237,768,040

Net Assets:
Beginning of period	3,064,585,520	2,826,817,480

End of period (including undistributed net investment income of $1,372,487 and $3,646,192, respectively)	$1,919,039,812	$3,064,585,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (formerly, Federated Max-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$1,418	$848	$(2,266)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $87,936,372, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	38,490,765

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized losses on futures contracts of $32,173,962.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	370 S&P 500 Index Futures	Long	$881,332

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$72,344,659	$75,009,050

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,635,028	$471,784,073	35,580,041	$1,042,845,838
Shares issued to shareholders in payment of distributions declared	399,068	9,584,157	755,615	22,185,859
Shares redeemed	(31,434,203)	(797,723,483)	(38,133,981)	(1,106,664,687)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,400,107)	$(316,355,253)	(1,798,325)	$(41,632,990)

Year Ended October 31	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,348,744	$332,494,055	20,233,748	$592,537,593
Shares issued to shareholders in payment of distributions declared	220,091	5,294,027	380,962	11,150,133
Shares redeemed	(17,629,930)	(438,312,835)	(15,512,216)	(452,996,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,061,095)	$(100,524,753)	5,102,494	$150,690,767

Year Ended October 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,973,434	$49,063,692	2,998,248	$87,078,501
Shares issued to shareholders in payment of distributions declared	3,489	85,714	26,623	769,765
Shares redeemed	(1,695,936)	(42,184,236)	(1,519,663)	(43,976,146)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	280,987	$6,965,170	1,505,208	$43,872,120

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(16,180,215)	$(409,914,836)	4,809,377	$152,929,897

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.22% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$156,161,374
Sales	$590,666,878

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP,
Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Max-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

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Cusip 31420E106

0032104A-IS (12/01)

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[LOGO of Federated]

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Federated Max-Cap Index Fund

(formerly, Federated Max-Cap Fund)

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A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2001

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	7
How to Redeem Shares	9
Account and Share Information	11
Who Manages the Fund?	12
Financial Information	13
Report of Ernst & Young LLP, Independent Auditors	38

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has applied for an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

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  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (20.83)%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998). Its lowest quarterly return was (10.05)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 500
1 Year	(9.89)%	(9.13)%
5 Years	17.48%	18.33%
Start of Performance[1]	16.90%	17.81%

1 The Fund's Institutional Service Shares start of performance date was September 7, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.30%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.90%

1 Although not contractually obligated to do so, the Manager, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2001.

Total Waivers of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waivers)	0.64%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the fiscal year ended October 31, 2001.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended October 31, 2001.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver, which amounted to less than 0.01%) was 0.25% for the fiscal year ended October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 92
3 Years	$ 287
5 Years	$ 498
10 Years	$1,108

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of September 28, 2001 the capitalization range of the issuers comprising the Index was $312 million to $370 billion. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, New York 10013. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 38.

Year Ended October 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$29.01	$28.03	$22.86	$19.66	$15.47
Income From Investment Operations:
Net investment income	0.18	0.19	0.23	0.25	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	(7.52)	1.23	5.37	3.82	4.45

Total from investment operations	(7.34)	1.42	5.60	4.07	4.71

Less Distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.21)	(0.25)	(0.28)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(0.22)	(0.62)	(0.24)

Total distributions	(0.21)	(0.44)	(0.43)	(0.87)	(0.52)

Net Asset Value, End of Period	$21.46	$29.01	$28.03	$22.86	$19.66

Total Return[1]	(25.39)%	5.08%	24.76%	21.21%	31.07%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.62%	0.61%	0.62%
Net investment income	0.73%	0.67%	0.88%	1.09%	1.36%
Expense waiver/reimbursement[2]	0.26%	0.25%	0.28%	0.27%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$578,776	$900,246	$726,976	$477,760	$245,986
Portfolio turnover	7%	11%	3%	3%	16%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Portfolio of Investments

October 31, 2001

Shares			Value
		COMMON STOCKS--94.7%[1]
		Consumer Discretionary--11.6%
840,177	[2]	AOL Time Warner, Inc.	$26,221,924
17,264	[3]	American Greetings Corp., Class A	242,041
21,930	[2,3]	AutoZone, Inc.	1,283,563
56,314	[2]	Bed Bath & Beyond, Inc.	1,411,229
40,360	[2]	Best Buy Co., Inc.	2,215,764
25,821	[2]	Big Lots, Inc.	188,493
13,941		Black & Decker Corp.	461,308
17,499		Brunswick Corp.	313,057
112,207		Carnival Corp., Class A	2,443,868
13,993	[3]	Centex Corp.	535,372
39,369		Circuit City Stores, Inc.	540,143
110,757	[2]	Clear Channel Communications, Inc.	4,222,057
179,497	[2]	Comcast Corp., Class A	6,433,172
18,502	[3]	Cooper Tire & Rubber Co.	244,411
86,604		Costco Wholesale Corp.	3,276,229
28,628		Dana Corp.	307,751
20,988		Darden Restaurants, Inc.	672,036
107,052		Delphi Automotive Systems Corp.	1,242,874
16,716		Dillards, Inc., Class A	216,472
62,428		Dollar General Corp.	892,096
13,107		Dow Jones & Co., Inc.	589,815
56,705		Eastman Kodak Co.	1,449,947
27,360		Family Dollar Stores, Inc.	789,610
39,141	[2]	Federated Department Stores, Inc.	1,252,121
347,309		Ford Motor Co.	5,574,309
27,249		Fortune Brands, Inc.	1,004,126
49,180		Gannett Co., Inc.	3,108,176
162,260		Gap (The), Inc.	2,120,738
104,625		General Motors Corp.	4,323,105
31,208	[3]	Goodyear Tire & Rubber Co.	581,405
59,520	[3]	Harley Davidson, Inc.	2,693,875
25,744	[2,3]	Harrah's Entertainment, Inc.	749,923
33,314		Hasbro, Inc.	552,013
71,462		Hilton Hotels Corp.	611,715
440,289		Home Depot, Inc.	16,832,248
12,884		International Game Technology	657,728
70,719		Interpublic Group Cos., Inc.	1,587,642
15,703		Johnson Controls, Inc.	1,135,641
10,396		KB Home	307,202
99,629	[2,3]	K Mart Corp.	610,726
12,797	[3]	Knight-Ridder, Inc.	719,831
64,008	[2]	Kohl's Corp.	3,559,485
38,151		Leggett and Platt, Inc.	826,732
80,646		Limited, Inc.	899,203
8,939	[3]	Liz Claiborne, Inc.	406,725
145,107		Lowe's Cos., Inc.	4,948,149
45,123	[3]	Marriott International, Inc., Class A	1,413,704
85,461		Mattel, Inc.	1,617,777
55,643		May Department Stores Co.	1,749,972
11,878		Maytag Corp.	331,159
244,200		McDonald's Corp.	6,366,294
35,857		McGraw-Hill Cos., Inc.	1,885,361
7,759		Meredith Corp.	256,047
29,005	[3]	New York Times Co., Class A	1,196,456
50,210	[3]	Newell Rubbermaid, Inc.	1,387,804
50,235		Nike, Inc., Class B	2,479,600
25,580		Nordstrom, Inc.	360,678
61,153	[2,3]	Office Depot, Inc.	831,681
34,326	[3]	Omnicom Group, Inc.	2,635,550
50,190	[3]	Penney (J.C.) Co., Inc.	1,090,127
10,396		Pulte Homes, Inc.	337,870
29,485		RadioShack Corp.	736,830
12,798	[2,3]	Reebok International Ltd.	265,686
63,640		Sears, Roebuck & Co.	2,467,323
29,423		Sherwin-Williams Co.	716,744
12,303		Snap-on Corp.	329,228
15,113		Stanley Works	579,130
89,760	[2]	Staples, Inc.	1,308,701
74,384	[2,3]	Starbucks Corp.	1,273,454
32,233	[3]	Starwood Hotels & Resorts Worldwide, Inc.	710,415
51,071	[3]	TJX Cos., Inc.	1,726,200
21,068	[2,3]	TMP Worldwide, Inc.	628,880
25,041		TRW, Inc.	846,135
169,913		Target Corp.	5,292,790
27,596	[3]	Tiffany & Co.	645,470
40,142	[2]	Toys `R' Us, Inc.	762,698
54,847		Tribune Co.	1,656,379
28,920	[2]	Tricon Global Restaurants, Inc.	1,463,063
12,802		Tupperware Corp.	261,033
39,267	[2,3]	Univision Communications, Inc., Class A	981,675
20,030		V.F. Corp.	665,397
337,442	[2]	Viacom, Inc., Class B	12,320,007
25,514	[3]	Visteon Corp.	303,617
843,930		Wal-Mart Stores, Inc.	43,378,002
394,317		Walt Disney Co.	7,330,353
21,419		Wendy's International, Inc.	563,320
14,042		Whirlpool Corp.	828,759

		Total	223,237,419

		Consumer Staples--8.4%
9,311	[3]	Alberto-Culver Co., Class B	393,390
75,275		Albertsons, Inc.	2,402,025
169,424		Anheuser-Busch Cos., Inc.	7,058,204
125,879		Archer-Daniels-Midland Co.	1,753,494
43,468		Avon Products, Inc.	2,035,606
12,030		Brown-Forman Corp., Class B	715,063
72,694		CVS Corp.	1,737,387
77,090		Campbell Soup Co.	2,177,022
43,273		Clorox Co.	1,544,846
471,282		Coca-Cola Co.	22,564,982
81,737	[3]	Coca-Cola Enterprises, Inc.	1,499,874
105,840		Colgate-Palmolive Co.	6,087,917
103,204		ConAgra, Inc.	2,363,372
9,044		Coors Adolph Co., Class B	449,939
52,243		General Mills, Inc.	2,398,999
199,043		Gillette Co.	6,188,247
64,702		Heinz (H.J.) Co.	2,745,953
24,761		Hershey Foods Corp.	1,578,019
76,607		Kellogg Co.	2,336,514
100,486		Kimberly-Clark Corp.	5,577,978
155,121	[2,3]	Kroger Co.	3,794,260
25,712		Pepsi Bottling Group (The), Inc.	1,195,094
333,545		PepsiCo, Inc.	16,246,977
416,962		Philip Morris Cos., Inc.	19,513,822
244,587		Procter & Gamble Co.	18,045,629
58,568		Ralston Purina Co.	1,920,445
96,623	[2]	Safeway, Inc.	4,024,348
148,487		Sara Lee Corp.	3,309,775
24,990		SUPERVALU, Inc.	533,287
126,872		Sysco Corp.	3,058,884
33,777		UST, Inc.	1,135,245
107,820	[3]	Unilever N.V., ADR	5,604,484
191,996		Walgreen Co.	6,216,830
28,134	[3]	Winn-Dixie Stores, Inc.	311,162
41,546		Wrigley (Wm.), Jr. Co.	2,079,377

		Total	160,598,450

		Energy--6.5%
14,587		Amerada-Hess Corp.	856,986
44,410		Anadarko Petroleum Corp.	2,533,590
22,937		Apache Corp.	1,183,549
11,620		Ashland, Inc.	467,821
62,881		Baker Hughes, Inc.	2,253,026
39,810		Burlington Resources, Inc.	1,482,922
202,187		ChevronTexaco Corp.	17,903,659
118,880		Conoco, Inc.	3,055,216
20,910	[3]	Devon Energy Corp.	800,853
24,803		EOG Resources, Inc.	877,282
1,302,871		Exxon Mobil Corp.	51,398,261
75,048		Halliburton Co.	1,852,935
17,889		Kerr-McGee Corp.	1,030,406
28,190	[2]	Nabors Industries, Inc.	866,561
27,478	[2]	Noble Drilling Corp.	839,453
72,351		Occidental Petroleum Corp.	1,831,927
72,267		Phillips Petroleum Co.	3,932,047
21,552	[2,3]	Rowan Companies, Inc.	364,013
404,843		Royal Dutch Petroleum Co., ADR	20,448,620
108,456		Schlumberger Ltd.	5,251,440
17,360		Sunoco, Inc.	649,785
59,290	[3]	Transocean Sedco Forex, Inc.	1,787,594
58,877		USX Marathon Group	1,624,416
47,926		Unocal Corp.	1,543,217

		Total	124,835,579

		Financials--16.9%
99,282		AFLAC, Inc.	2,428,438
48,174		AON Corp.	1,832,539
135,625		Allstate Corp.	4,255,912
19,373		Ambac Financial Group, Inc.	929,904
249,795		American Express Co.	7,351,467
494,532		American International Group, Inc.	38,870,215
72,452		AmSouth Bancorporation	1,252,695
79,285		BB&T Corp.	2,545,049
220,265		Bank One Corp.	7,310,595
302,761		Bank of America Corp.	17,859,871
139,039		Bank of New York Co., Inc.	4,728,716
16,834		Bear Stearns Cos., Inc.	909,036
38,467		Capital One Financial Corp.	1,589,072
41,815		Charter One Financial, Inc.	1,139,459
32,695		Chubb Corp.	2,233,068
29,595		Cincinnati Financial Corp.	1,100,934
949,019		Citigroup, Inc.	43,199,345
33,023		Comerica, Inc.	1,522,030
78,137	[2,3]	Conseco, Inc.	233,630
21,186		Countrywide Credit Industries, Inc.	845,957
25,400		Dime Bancorp, Inc.	860,552
77,367		Equity Office Properties Trust	2,204,960
130,834		Federal Home Loan Mortgage Corp.	8,873,162
188,816		Federal National Mortgage Association	15,286,543
108,807		Fifth Third Bancorp	6,138,891
204,572		Fleet Boston Financial Corp.	6,722,236
44,180		Franklin Resources, Inc.	1,418,178
29,309		Golden West Financial Corp.	1,424,417
44,170		Hartford Financial Services Group, Inc.	2,385,180
87,568		Household International, Inc.	4,579,806
50,209		Huntington Bancshares, Inc.	774,725
374,728		J.P. Morgan Chase & Co.	13,250,382
27,659		Jefferson-Pilot Corp.	1,143,700
56,581		John Hancock Financial Services, Inc.	1,928,280
81,979		KeyCorp	1,742,874
46,404		Lehman Brothers Holdings, Inc.	2,898,394
34,208		Lincoln National Corp.	1,448,709
32,943		Loews Corp.	1,673,504
27,131		MBIA, Inc.	1,249,654
160,865		MBNA Corp.	4,441,483
19,764		MGIC Investment Corp.	1,022,589
52,005		Marsh & McLennan Cos., Inc.	5,031,484
89,117		Mellon Financial Corp.	2,994,331
155,525		Merrill Lynch & Co., Inc.	6,797,998
141,441		MetLife, Inc.	3,804,763
27,817	[3]	Moody's Corp.	965,806
206,756		Morgan Stanley, Dean Witter & Co.	10,114,504
114,867		National City Corp.	3,032,489
41,269		Northern Trust Corp.	2,083,672
54,012		PNC Financial Services Group	2,965,259
14,793		Progressive Corp., Ohio	2,051,937
54,136	[3]	Providian Financial Corp.	210,589
44,435		Regions Financial Corp.	1,195,746
23,422		SAFECO Corp.	722,334
260,986		Schwab (Charles) Corp.	3,361,500
64,661		SouthTrust Corp.	1,465,218
36,877		St. Paul Cos., Inc.	1,692,654
60,762		State Street Corp.	2,767,101
41,392		Stilwell Financial, Inc.	832,393
54,591		SunTrust Banks, Inc.	3,267,817
55,155		Synovus Financial Corp.	1,269,668
23,254		T. Rowe Price Group, Inc.	645,531
62,270	[2]	Tenet Healthcare Corp.	3,581,770
22,237		Torchmark Corp.	823,436
359,963		U.S. Bancorp	6,400,142
45,453		UNUMProvident Corp.	1,019,511
30,080		USA Education, Inc.	2,453,325
26,957		Union Planters Corp.	1,091,759
264,849	[3]	Wachovia Corp.	7,574,681
41,600		Wachovia Corp. (old)	19,968
147,725	[3]	Washington Mutual, Inc.	4,459,818
324,049		Wells Fargo & Co.	12,799,936
23,336		XL Capital Ltd.	2,026,965
16,667		Zions Bancorporation	798,683

		Total	323,928,939

		Healthcare--14.2%
292,141		Abbott Laboratories	15,477,630
21,576	[2,3]	Aetna, Inc.	596,361
22,396		Allergan, Inc.	1,607,809
248,254		American Home Products Corp.	13,860,021
16,192	[2,3]	AmerisourceBergen Corp.	1,029,164
197,921	[2]	Amgen, Inc.	11,245,871
32,348		Applera Corp. -- Applied Biosystems Group	943,915
8,752		Bard (C.R.), Inc.	480,485
12,932		Bausch & Lomb, Inc.	421,066
111,724		Baxter International, Inc.	5,404,090
47,028		Becton, Dickinson & Co.	1,683,602
29,378	[2]	Biogen, Inc.	1,615,790
52,504		Biomet, Inc.	1,601,372
75,838	[2]	Boston Scientific Corp.	1,724,556
366,725		Bristol-Myers Squibb Co.	19,601,451
25,870		CIGNA Corp.	1,885,923
84,108		Cardinal Health, Inc.	5,644,488
37,194	[2]	Chiron Corp.	2,001,781
34,688	[2]	Forest Laboratories, Inc.	2,580,093
59,288		Guidant Corp.	2,461,045
100,608		HCA Inc.	3,990,113
77,019	[2]	HEALTHSOUTH, Corp.	1,002,787
37,831	[2]	Humana, Inc.	436,948
100,866	[2]	Immunex Corp.	2,409,689
571,462		Johnson & Johnson	33,093,364
44,761	[2]	King Pharmaceuticals, Inc.	1,745,231
212,266		Lilly (Eli) & Co.	16,238,349
22,543	[2]	Manor Care, Inc.	526,604
52,666		McKesson HBOC, Inc.	1,948,115
40,437	[2]	Medimmune, Inc.	1,586,748
228,083		Medtronic, Inc.	9,191,745
432,720		Merck & Co., Inc.	27,611,863
1,191,478		Pfizer, Inc.	49,922,928
245,773		Pharmacia Corp.	9,958,722
25,198	[2]	Quintiles Transnational Corp.	399,640
271,732		Schering Plough Corp.	10,102,996
16,952	[2]	St. Jude Medical, Inc.	1,203,592
36,251	[3]	Stryker Corp.	2,038,756
59,118		UnitedHealth Group, Inc.	3,887,009
19,472	[2]	Watson Pharmaceuticals, Inc.	928,425
12,466	[2,3]	Wellpoint Health Networks, Inc.	1,391,081
36,794	[2]	Zimmer Holdings, Inc.	1,137,303

		Total	272,618,521

		Industrials--10.1%
30,443	[2]	AMR Corp.	554,063
40,843	[2,3]	Allied Waste Industries, Inc.	405,163
40,259	[2]	American Power Conversion Corp.	518,133
117,805		Automatic Data Processing, Inc.	6,085,806
19,842		Avery Dennison Corp.	918,685
33,443		Block (H&R), Inc.	1,139,737
160,105		Boeing Co.	5,219,423
75,838		Burlington Northern Santa Fe	2,037,767
39,032		CSX Corp.	1,315,378
64,638		Caterpillar, Inc.	2,890,611
169,363	[2,3]	Cendant Corp.	2,194,944
30,637		Cintas Corp.	1,238,348
93,086	[2]	Concord EFS, Inc.	2,547,764
34,225	[2]	Convergys Corp.	961,722
16,857		Cooper Industries, Inc.	652,366
11,365		Crane Co.	232,755
6,217	[3]	Cummins Inc.	194,654
26,020	[3]	Danaher Corp.	1,450,355
46,486		Deere & Co.	1,719,517
19,554	[3]	Delta Air Lines, Inc.	447,004
16,115		Deluxe Corp.	564,025
22,793		Donnelley (R.R.) & Sons Co.	581,222
37,102	[3]	Dover Corp.	1,222,511
12,427		Eaton Corp.	813,223
79,952		Emerson Electric Co.	3,919,247
26,916		Equifax, Inc.	601,842
36,867	[2]	Fiserv, Inc.	1,371,084
61,368	[2]	FedEx Corp.	2,520,997
74,004		First Data Corp.	5,000,450
13,756		Fluor Corp.	511,998
37,258		General Dynamics Corp.	3,040,253
1,869,136		General Electric Co.	68,055,242
27,367		Genuine Parts Co.	889,428
21,890		Goodrich (B.F.) Co.	467,352
16,447		Grainger (W.W.), Inc.	712,155
146,018		Honeywell International, Inc.	4,314,832
55,573		IMS Health, Inc.	1,187,595
15,596		ITT Industries, Inc.	750,012
56,609		Illinois Tool Works, Inc.	3,238,035
29,042		Ingersoll-Rand Co.	1,083,267
81,288		Lockheed Martin Corp.	3,964,416
88,736	[3]	Masco Corp.	1,759,635
16,680	[2]	McDermott International, Inc.	176,808
74,776		Minnesota Mining & Manufacturing Co.	7,805,119
35,881		Molex, Inc.	1,038,037
7,718		National Service Industries, Inc.	136,917
13,363	[2]	Navistar International Corp.	400,890
72,653		Norfolk Southern Corp.	1,216,938
15,714	[3]	Northrop Grumman, Corp.	1,570,614
16,254		PACCAR, Inc.	858,536
23,289		Pall Corp.	472,767
21,597		Parker-Hannifin Corp.	775,332
70,857		Paychex, Inc.	2,271,675
45,203		Pitney Bowes, Inc.	1,657,142
15,360	[2,3]	Power-One, Inc.	121,498
66,055		Raytheon Co.	2,130,274
35,494	[2,3]	Robert Half International, Inc.	732,241
35,543		Rockwell Collins	479,831
34,443		Rockwell International Corp.	474,625
14,586		Ryder Systems, Inc.	272,758
27,186	[2]	Sabre Group Holdings, Inc.	714,992
143,846		Southwest Airlines Co.	2,287,151
25,430		Textron, Inc.	804,860
15,001		Thomas & Betts Corp.	272,418
575		Timken Co.	7,745
365,492		Tyco International Ltd.	17,960,277
12,640	[2,3]	US Airways Group, Inc.	58,270
47,795		Union Pacific Corp.	2,485,818
89,161		United Technologies Corp.	4,804,886
118,324		Waste Management, Inc.	2,898,938

		Total	194,180,373

		Information Technology--15.7%
160,122	[2]	ADC Telecommunications, Inc.	728,555
45,355		Adobe System, Inc.	1,197,372
68,434	[2]	Advanced Micro Devices, Inc.	673,391
86,359	[2]	Agilent Technologies, Inc.	1,923,215
76,239	[2]	Altera Corp.	1,540,028
67,824	[2]	Analog Devices, Inc.	2,577,312
16,103	[2,3]	Andrew Corp.	292,592
68,799	[2]	Apple Computer, Inc.	1,208,110
154,705	[2]	Applied Materials, Inc.	5,276,988
56,833	[2]	Applied Micro Circuits Corp.	626,868
12,930		Autodesk, Inc.	429,535
53,258	[2]	Avaya, Inc.	475,594
50,624	[2]	BMC Software, Inc.	762,904
49,211	[2,3]	Broadcom Corp., Class A	1,693,351
62,149	[2]	CIENA Corp.	1,010,543
1,381,928	[2]	Cisco Systems, Inc.	23,382,222
38,730	[2]	Citrix Systems, Inc.	906,282
393,438		Compaq Computer Corp.	3,442,582
111,697		Computer Associates International, Inc.	3,453,671
31,941	[2,3]	Computer Sciences Corp.	1,147,001
74,170	[2]	Compuware Corp.	762,468
33,125	[2]	Comverse Technology, Inc.	623,081
52,800	[2]	Conexant Systems, Inc.	535,920
175,700	[2,3]	Corning, Inc.	1,416,142
492,999	[2]	Dell Computer Corp.	11,822,116
416,386	[2]	EMC Corp. Mass	5,129,876
88,280		Electronic Data Systems Corp.	5,682,584
71,678	[2]	Gateway, Inc.	404,981
320,029		Hewlett-Packard Co.	5,386,088
1,270,316		Intel Corp.	31,021,117
327,843		International Business Machines Corp.	35,429,993
41,265	[2]	Intuit, Inc.	1,659,678
250,442	[2,3]	JDS Uniphase Corp.	2,001,032
38,585	[2,3]	Jabil Circuit, Inc.	818,002
36,025	[2,3]	KLA-Tencor Corp.	1,471,982
71,514	[2]	LSI Logic Corp.	1,212,162
25,418	[2,3]	Lexmark International Group, Class A	1,137,456
58,614		Linear Technology Corp.	2,274,223
643,488	[2,3]	Lucent Technologies, Inc.	4,311,370
62,141	[2]	Maxim Integrated Products, Inc.	2,842,951
15,732	[2]	Mercury Interactive Corp.	374,736
112,898	[3]	Micron Technology, Inc.	2,569,558
1,016,459	[2]	Microsoft Corp.	59,107,091
8,577		Millipore Corp.	448,577
414,121		Motorola, Inc.	6,779,161
19,737	[2]	NCR Corp.	699,677
34,507	[2]	National Semiconductor Corp.	896,492
61,361	[2]	Network Appliance, Inc.	816,101
602,012	[2]	Nortel Networks Corp.	3,497,690
73,423	[2]	Novell, Inc.	259,917
28,021	[2]	Novellus Systems, Inc.	925,534
1,061,913	[2]	Oracle Corp.	14,399,540
30,595	[2,3]	PMC-Sierra, Inc.	496,557
105,939	[2]	Palm, Inc.	260,610
50,583	[2]	Parametric Technology Corp.	354,587
56,078	[2]	Peoplesoft, Inc.	1,669,442
15,407		PerkinElmer, Inc.	414,602
17,766	[2]	Qlogic Corp.	699,092
143,789	[2]	Qualcomm, Inc.	7,062,916
61,101	[2,3]	Sanmina Corp.	925,069
34,655	[2,3]	Sapient Corp.	149,363
30,980		Scientific-Atlanta, Inc.	646,553
86,182	[2]	Siebel Systems, Inc.	1,407,352
123,305	[2]	Solectron Corp.	1,516,652
616,886	[2]	Sun Microsystems, Inc.	6,261,393
42,741	[3]	Symbol Technologies, Inc.	549,222
20,856	[2]	Tektronix, Inc.	410,863
77,685	[2,3]	Tellabs, Inc.	1,060,400
35,101	[2,3]	Teradyne, Inc.	809,078
327,653		Texas Instruments, Inc.	9,171,007
36,853	[2]	Thermo Electron Corp.	779,072
64,222	[2]	Unisys Corp.	573,502
75,265	[2,3]	Veritas Software Corp.	2,136,021
39,739	[2,3]	Vitesse Semiconductor Corp.	375,136
138,922		Xerox Corp.	972,454
62,712	[2]	Xilinx, Inc.	1,907,699
108,799	[2]	Yahoo!, Inc.	1,183,733

		Total	301,257,787

		Materials--2.5%
45,332		Air Products & Chemicals, Inc.	1,815,093
58,903		Alcan, Inc.	1,799,487
163,048		Alcoa, Inc.	5,261,559
17,745		Allegheny Technologies, Inc.	262,626
4,211		Ball Corp.	259,145
74,876	[3]	Barrick Gold Corp.	1,167,317
8,538		Bemis Co., Inc.	369,439
12,406		Boise Cascade Corp.	354,315
169,337		Dow Chemical Co.	5,630,455
196,806		Du Pont (E.I.) de Nemours & Co.	7,870,272
15,796		Eastman Chemical Co.	541,961
22,603		Ecolab, Inc.	795,174
24,763		Engelhard Corp.	648,295
6,787	[2]	FMC Corp.	322,111
31,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	354,212
45,790	[3]	Georgia-Pacific Corp.	1,271,130
9,555	[3]	Great Lakes Chemical Corp.	202,662
20,458	[2]	Hercules, Inc.	154,662
49,489		Homestake Mining Co.	405,810
37,849		Inco Ltd.	516,260
18,142		International Flavors & Fragrances, Inc.	517,228
89,826		International Paper Co.	3,215,771
25,082		Louisiana-Pacific Corp.	180,590
20,919		Mead Corp.	561,466
36,813		Newmont Mining Corp.	854,062
13,567	[3]	Nucor Corp.	560,317
31,142		PPG Industries, Inc.	1,520,664
33,808	[2]	Pactiv Corp.	547,690
13,666		Phelps Dodge Corp.	396,314
62,146		Placer Dome, Inc.	709,086
28,895		Praxair, Inc.	1,363,266
40,458		Rohm & Haas Co.	1,313,671
17,225	[2,3]	Sealed Air Corp.	689,689
13,180		Sigma-Aldrich Corp.	494,514
10,962		Temple-Inland, Inc.	547,990
20,510		USX-U.S. Steel Group, Inc.	295,139
18,506		Vulcan Materials Co.	769,294
18,958	[3]	Westvaco Corp.	465,419
39,520		Weyerhaeuser Co.	1,972,443
22,746		Willamette Industries, Inc.	1,065,650
16,763		Worthington Industries, Inc.	217,919

		Total	48,260,167

		Telecommunication Services--5.4%
652,636		AT&T Corp.	9,952,699
479,865	[2,3]	AT&T Wireless Services, Inc.	6,929,251
60,546		Alltel Corp.	3,459,598
354,202		BellSouth Corp.	13,105,474
27,430		CenturyTel, Inc.	866,788
64,738	[2]	Citizens Communications Co., Class B	575,521
144,436	[2,3]	NEXTEL Communications, Inc., Class A	1,148,266
314,672		Qwest Communications International, Inc.	4,075,002
635,747		SBC Communications, Inc.	24,228,318
168,701		Sprint Corp. (FON Group)	3,374,020
178,252	[2,3]	Sprint Corp. (PCS Group)	3,975,020
510,774		Verizon Communications	25,441,653
546,969	[2]	WorldCom, Inc. -- WorldCom Group	7,356,733

		Total	104,488,343

		Utilities--3.4%
105,039	[2]	AES Corp.	1,454,790
25,843		Allegheny Energy, Inc.	944,562
28,357		Ameren Corp.	1,137,116
62,004		American Electric Power Co., Inc.	2,597,968
26,792		CMS Energy Corp.	576,296
57,246	[2,3]	Calpine Corp.	1,416,838
31,747		Cinergy Corp.	958,124
40,441	[3]	Consolidated Edison Co.	1,597,015
31,124		Constellation Energy Group	696,244
32,367		DTE Energy Co.	1,349,380
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
47,207		Dominion Resources, Inc.	$2,885,292
148,232		Duke Energy Corp.	5,693,591
60,357	[3]	Dynegy, Inc. -- Class A	2,166,816
67,358	[2]	Edison International	957,157
96,439		El Paso Corp.	4,731,297
141,066		Enron Corp.	1,960,817
43,082		Entergy Corp.	1,673,736
62,919		Exelon Corp.	2,647,002
32,791		FPL Group, Inc.	1,741,202
41,159	[3]	FirstEnergy Corp.	1,418,339
18,279		GPU, Inc.	724,762
27,056	[2]	KeySpan Corp.	897,718
20,613	[3]	Kinder Morgan, Inc.	1,023,023
65,185	[2,3]	Mirant Corp.	1,694,810
9,489		NICOR, Inc.	369,027
38,880		NiSource, Inc.	923,400
30,498		Niagara Mohawk Holdings, Inc.	546,524
76,036		P G & E Corp.	1,373,210
29,887		PPL Corp.	1,020,641
8,157		Peoples Energy Corp.	312,332
18,418		Pinnacle West Capital Corp.	776,319
40,707		Progress Energy, Inc.	1,716,614
39,369		Public Service Enterprises Group, Inc.	1,549,564
57,714		Reliant Energy, Inc.	1,613,106
40,941		Sempra Energy	958,019
130,986	[3]	Southern Co.	3,130,565
26,888		TECO Energy, Inc.	692,366
49,458		TXU Corp.	2,267,155
96,062		Williams Cos., Inc. (The)	2,773,310
65,624	[3]	Xcel Energy, Inc.	1,855,847

		Total	64,821,894

		Total Common Stocks (identified cost $1,178,100,857)	1,818,227,472

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.4%[4]
$7,015,000		United States Treasury Bill, 12/13/2001 (identified cost $6,997,463)	7,000,339

Shares			Value
		MUTUAL FUND--4.9%
93,878,285		Prime Value Obligations Fund, Class IS (at net asset value)	$93,878,285

		Total Investments (identified cost $1,278,976,605)[5]	$1,919,106,096

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $98,114,750 at October 31, 2001, which represents 5.1% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 99.8%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,295,584,311. The net unrealized appreciation of investments on a federal tax basis amounts to $623,521,785 which is comprised of $799,164,552 appreciation and $175,642,767 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,919,039,812) at October 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $1,278,976,605)		$1,919,106,096
Cash		222,246
Cash held as collateral for securities lending		75,009,050
Income receivable		1,540,705
Receivable for investments sold		4,807,988
Receivable for shares sold		3,481,284
Receivable for daily variation margin		153,196

Total assets		2,004,320,565

Liabilities:
Payable for investments purchased	$4,802,689
Payable on collateral due to broker	75,009,050
Payable for shares redeemed	5,102,658
Accrued expenses	366,356

Total liabilities		85,280,753

Net assets for 89,317,058 shares outstanding		$1,919,039,812

Net Assets Consist of:
Paid in capital		$1,382,083,339
Net unrealized appreciation of investments and futures contracts		641,010,823
Accumulated net realized loss on investments and futures contracts		(105,426,837)
Undistributed net investment income		1,372,487

Total Net Assets		$1,919,039,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($1,228,401,605 ÷ 57,116,414 shares outstanding)		$21.51

Redemption proceeds per share		$21.51

Institutional Service Shares:
Net asset value and offering price per share ($578,775,586 ÷ 26,972,463 shares outstanding)		$21.46

Redemption proceeds per share		$21.46

Class C Shares:
Net asset value and offering price per share ($111,862,621 ÷ 5,228,181 shares outstanding)		$21.40

Redemption proceeds per share (99.00/100 of $21.40)1		$21.19

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $135,725)			$29,680,075
Interest			3,407,147

Total income			33,087,222

Expenses:
Management fee		$7,240,536
Custodian fees		173,527
Transfer and dividend disbursing agent fees and expenses		525,158
Directors'/Trustees' fees		32,360
Auditing fees		11,223
Legal fees		12,376
Portfolio accounting fees		169,160
Distribution services fee--Institutional Service Shares		2,154,308
Distribution services fee--Class C Shares		954,380
Shareholder services fee--Institutional Shares		3,920,397
Shareholder services fee--Institutional Service Shares		1,795,256
Shareholder services fee--Class C Shares		318,127
Share registration costs		96,183
Printing and postage		124,883
Insurance premiums		5,734
Miscellaneous		21,064

Total expenses		17,554,672

Waivers and Reimbursement:
Waiver of management fee	$(291,210)
Waiver of distribution services fee--Institutional Service Shares	(1,773,758)
Waiver of shareholder services fee--Institutional Shares	(3,920,397)
Waiver of shareholder services fee--Institutional Service Shares	(21,503)
Reimbursement of management fee	(5,931)

Total waivers and reimbursement		(6,012,799)

Net expenses			11,541,873

Net investment income			21,545,349

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(12,932,386)
Net realized loss on futures contracts			(32,173,962)
Net change in unrealized appreciation of investments and futures contracts			(688,253,085)

Net realized and unrealized loss on investments and futures contracts			(733,359,433)

Change in net assets resulting from operations			$(711,814,084)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,545,349	$26,076,297
Net realized loss on investments and futures contracts	(45,106,348)	(55,332,209)
Net change in unrealized appreciation of investments and futures contracts	(688,253,085)	165,251,784

Change in net assets resulting from operations	(711,814,084)	135,995,872

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,755,992)	(19,943,739)
Institutional Service Shares	(5,957,748)	(5,533,273)
Class C Shares	(103,048)	(44,237)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	(18,029,897)
Institutional Service Shares	--	(6,740,115)
Class C Shares	--	(866,468)

Change in net assets resulting from distributions to shareholders	(23,816,788)	(51,157,729)

Share Transactions:
Proceeds from sale of shares	853,341,820	1,722,461,932
Net asset value of shares issued to shareholders in payment of distributions declared	14,963,898	34,105,757
Cost of shares redeemed	(1,278,220,554)	(1,603,637,792)

Change in net assets resulting from share transactions	(409,914,836)	152,929,897

Change in net assets	(1,145,545,708)	237,768,040

Net Assets:
Beginning of period	3,064,585,520	2,826,817,480

End of period (including undistributed net investment income of $1,372,487 and $3,646,192, respectively)	$1,919,039,812	$3,064,585,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (formerly, Federated Max-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$1,418	$848	$(2,266)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $87,936,372, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2001, the Fund had realized losses on futures contracts of $32,173,962.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2001	370 S&P 500 Index Futures	Long	$881,332

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$72,344,659	$75,009,050

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,635,028	$471,784,073	35,580,041	$1,042,845,838
Shares issued to shareholders in payment of distributions declared	399,068	9,584,157	755,615	22,185,859
Shares redeemed	(31,434,203)	(797,723,483)	(38,133,981)	(1,106,664,687)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,400,107)	$(316,355,253)	(1,798,325)	$(41,632,990)

Year Ended October 31	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,348,744	$332,494,055	20,233,748	$592,537,593
Shares issued to shareholders in payment of distributions declared	220,091	5,294,027	380,962	11,150,133
Shares redeemed	(17,629,930)	(438,312,835)	(15,512,216)	(452,996,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(4,061,095)	$(100,524,753)	5,102,494	$150,690,767

Year Ended October 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,973,434	$49,063,692	2,998,248	$87,078,501
Shares issued to shareholders in payment of distributions declared	3,489	85,714	26,623	769,765
Shares redeemed	(1,695,936)	(42,184,236)	(1,519,663)	(43,976,146)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	280,987	$6,965,170	1,505,208	$43,872,120

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(16,180,215)	$(409,914,836)	4,809,377	$152,929,897

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc., (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.22% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2001, were as follows:

Purchases	$156,161,374
Sales	$590,666,878

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP,
Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 12, 2001

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

A Statement of Additional Information (SAI) dated December 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO of Federated]
Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor


Investment Company Act File No. 811-6061

Cusip 31420E403

0032104A-SS (12/01)


Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

PART C.  OTHER INFORMATION

Item 23.    Exhibits
            (a)(i)     Amended and Restated Declaration of Trust of the Registrant; (18)
                (ii)   Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; +
            (b)(i)     Copy of By-Laws of the Registrant as amended; (5)
               (ii)    Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (16)
            (c)(i)     Copy of Specimen Certificate for Shares of Beneficial Interest of
                       the Federated Mid-Cap and Federated Mini-Cap Funds; (11)
               (ii)    Copy of Specimen Certificates for Shares of Beneficial Interest of
                       the Institutional Service and Institutional Service Shares of the
                       Federated Max-Cap Fund; (11)
            (d)(i)     Conformed copy of Investment Management Contract of the Registrant;
                       (10)
               (ii)    Conformed copy of Exhibit A, B and C to the Investment Management
                       Contract of the Registrant; (18)
               (iii)   Conformed copy of Limited Power of Attorney and Schedule 1 to the
                       Investment Management Contract of the Registrant; (18)
               (iv)    Conformed copy of Amendment to Investment Management Contract between the Registrant and Federated Investment Management Company;
                       (19)
               (v)     Conformed copy of Subadvisory Agreement for the Federated Max-Cap
                       Index Fund, Federated Mid-Cap Index Fund and Federated Mini-Cap
                       Index Fund; (19)

+  All exhibits have been filed electronically.

5.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed October 30, 1998.  (File Nos. 33-33852 and 811-6061)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      18 on Form N-1A filed December 27, 2000.  (File Nos. 33-33852 and 811-6061)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed October 23, 2001.  (File Nos. 33-33852 and 811-6061)

            (e)(i)     Conformed copy of Distributor's Contract of the Registrant; (10)
               (ii)    Conformed copy of Exhibit D to Distributor's Contract of the
                       Registrant;(10)
               (iii)   Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant; (14)
               (iv)    The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                       Service Agreement and Plan Trustee/Mutual Funds Service Agreement
                       from Item 24(b)(6) of the Cash Trust Series II Registration
                       Statement on Form N-1A, filed with the Commission on July 24, 1995.
                       (File Nos. 33-38550 and 811-6269);
               (v)     Conformed copy of Amendment to Distributor's Contract between the
                       Registrant and Federated Securities Corp.; (19)
            (f)        Not applicable;
            (g)(i)     Conformed copy of Custodian Contract of the      Registrant; (19)
            (h)(i)     Conformed copy of Amended and Restated Agreement for Fund
                       Accounting Services, Administrative Services, Shareholder Transfer
                       Agency Services and Custody Services Procurement; (16)
               (ii)    Conformed copy of Amendment to Fund Accounting Services,
                       Administrative Services, Transfer Agency Services and Custody
                       Services Procurement; (19)
               (ii)    Conformed copy of Amended and Restated Shareholder Services
                       Agreement; (14)
               (iii)   The responses described in Item 23(e)(iv) are hereby incorporated by reference;

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed October 23, 2001.  (File Nos. 33-33852 and 811-6061)

            (i)        Conformed copy of the Opinion and Consent of Counsel   as to
               legality of shares being registered; (12)
            (j)        Conformed Copy of Independent Auditors' Consent; +
            (k)        Not applicable;
            (l)        Conformed copy of Initial Capital Understanding; (3)
            (m)(i)     Conformed copy of Distribution Plan of the Registrant; (10)
               (ii)    Conformed copies of Exhibits B and C to the Distribution Plan of the Registrant; (14)
               (iii)   The responses described in Item 23(e)(iv) are hereby incorporated by reference;
            (n)        The Registrant hereby incorporates the conformed copy of the
                       Multiple Class Plan from Item (n) of the Federated American Leaders
                       Fund, Inc. Registration Statement on Form N-1A, filed with the
                       Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704).
            (o)(i)     Conformed copy of Power of Attorney of the Registrant;             (18)
               (ii)    Conformed copy of Power of Attorney of J. Thomas Madden, Chief
                       Investment Officer; (18)
            (p) (i)    The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated
                       Managed Allocation Portfolios, Registration Statement on Form
                       N-1A filed with the Commission on January 25, 2001. (File Nos.
                       33-51247 and 811-7129).

Item 24. Persons Controlled by or Under Common Control with the Fund:

         None

Item 25. Indemnification: (3)

+  All exhibits have been filed electronically.

3.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      18 on Form N-1A filed December 27, 2000.  (File Nos. 33-33852 and 811-6061)

Item 26. Business and Other Connections of Investment Adviser:

      For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the
Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides
Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial
Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779
and Mark D. Olson (a principal of the firm  Mark D. Olson & Company, L.L.C. and
Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two,
2751 Centerville Road, Wilmington, DE  19808.

      The remaining Officers of the investment adviser are:

Executive Vice Presidents:          William D. Dawson, III
                                    Henry A. Frantzen
                                    J. Thomas Madden

Senior Vice Presidents:             Stephen F. Auth
                                    Joseph M. Balestrino
                                    David A. Briggs
                                    Jonathan C. Conley
                                    Deborah A. Cunningham
                                    Michael P. Donnelly
                                    Linda A. Duessel
                                    Mark E. Durbiano
                                    James E. Grefenstette
                                    Robert M. Kowit
                                    Jeffrey A. Kozemchak
                                    Richard J. Lazarchic
                                    Sandra W. McInerney
                                    Susan M. Nason
                                    Mary Jo Ochson
                                    Robert J. Ostrowski
                                    Bernard J. Picchi
                                    Frank Semack
                                    Richard Tito
                                    Peter Vutz

Vice Presidents:                    Todd A. Abraham
                                    J. Scott Albrecht
                                    Randall S. Bauer
                                    Nancy J.Belz
                                    G. Andrew Bonnewell
                                    Micheal W. Casey
                                    Robert E. Cauley
                                    Ross M. Cohen
                                    Fred B. Crutchfield
                                    Lee R. Cunningham, II
                                    Alexandre de Bethmann
                                    Anthony Delserone, Jr.
                                    Donald T. Ellenberger
                                    Eamonn G. Folan
                                    Kathleen M. Foody-Malus
Vice Presidents cont:               Thomas M. Franks
                                    David P. Gilmore
                                    Marc Halperin
                                    John W. Harris
                                    Patricia L. Heagy
                                    Susan R. Hill
                                    Nikola A. Ivanov
                                    William R. Jamison
                                    Constantine J. Kartsonas
                                    Nathan H. Kehm
                                    John C. Kerber
                                    Steven J. Lehman
                                    Marian R. Marinack
                                    Christopher Matyszewski
                                    Natalie F. Metz
                                    Joseph M. Natoli
                                    John L. Nichol
                                    Jeffrey A. Petro
                                    John P. Quartarolo
                                    Keith J. Sabol
                                    Ihab L. Salib
                                    Roberto Sanchez-Dahl, Sr.
                                    Aash M. Shah
                                    Michael W. Sirianni, Jr.
                                    Christopher Smith
                                    Timothy G. Trebilcock
                                    Peter Tropaitis
                                    Leonardo A. Vila
                                    Paige M. Wilhelm
                                    Richard M. Winkowski, Jr.
                                    Lori A. Wolff
                                    George B. Wright

Assistant Vice Presidents:          Catherine A. Arendas
                                    Angela A. Auchey
                                    David Burns
                                    Hanan Callas
                                    Regina Chi
                                    David W. Cook
                                    James R. Crea, Jr.
                                    Karol M. Crummie
                                    David Dao
                                    John T. Gentry
                                    Kathryn P. Heagy
                                    Carol Kayworth
                                    J. Andrew Kirschler
                                    Ram Kolluri
                                    Ted T. Lietz, Sr.
                                    Monica Lugani
                                    Theresa Miller
                                    Thomas Mitchell
                                    Bob Nolte
                                    Mary Kay Pavuk
                                    Rae Ann Rice
                                    James W. Schaub
                                    Jennifer G. Setzenfand
                                    John Sidawi
Assistant Vice Presidents cont:     Diane R. Startari
                                    Kyle D. Stewart
                                    Michael R. Tucker
                                    Steven J. Wagner

Secretary:                          G. Andrew Bonnewell

Treasurer:                          Thomas R. Donahue

Assistant Secretaries:              C. Grant Anderson
                                    Leslie K. Ross
Assistant Treasurer:                Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania  15222-3779.  These
individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
Registration Statement.

Item 27.  Principal Underwriters:

(a)   Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan
Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds,
Inc.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:          John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                   Thomas R. Donahue

President-Broker/Dealer
And Director:                James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:   Robert W. Bauman
                             Edward R. Bozek
                             Charles L. Davis, Jr.
                             Beth C. Dell
                             Donald C. Edwards
                             Jennifer Fetteroff
                             John T. Glickson
                             Ernest L. Linane
                             Renee L. Martin
                             Lynn Sherwood-Long

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant

Secretary:                   Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to
the Agent for Service at                                                above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Investment Management           Federated Investors Tower
Company ("Manager")                       1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Deutsche Asset Management, Inc.           130 Liberty Street
("Sub-Manager")                           New York, NY 10006

Bankers Trust                             31 West 52nd Street
Company ("Custodian")                     Mail Stop NYC09-0810
                                          New York, NY 10019

Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:

           Registrant hereby undertakes to comply with the provisions of
           Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, FEDERATED INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 28th day of December, 2001.
                                 FEDERATED INDEX TRUST

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 28, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
By: /s/ G. Andrew Bonnewell   Attorney In Fact        December 28, 2001
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE
John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee
* By Power of Attorney